UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2021
Vanguard Institutional Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	22
Liquidity Risk Management	24

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Index Fund
Institutional Shares	$1,000.00	$1,152.40	$0.19
Institutional Plus Shares	1,000.00	1,152.50	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.62	$0.18
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Institutional Index Fund
Fund Allocation
As of June 30, 2021
Communication Services	11.2%
Consumer Discretionary	12.3
Consumer Staples	5.8
Energy	2.8
Financials	11.3
Health Care	13.0
Industrials	8.6
Information Technology	27.4
Materials	2.6
Real Estate	2.6
Utilities	2.4
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Institutional Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Communication Services (11.1%)
*	Facebook Inc. Class A	18,907,787	6,574,427
*	Alphabet Inc. Class A	2,373,445	5,795,454
*	Alphabet Inc. Class C	2,246,878	5,631,395
*	Walt Disney Co.	14,338,086	2,520,205
	Comcast Corp. Class A	36,180,888	2,063,034
*	Netflix Inc.	3,499,043	1,848,230
	Verizon Communications Inc.	32,670,293	1,830,517
	AT&T Inc.	56,343,785	1,621,574
*	Charter Communications Inc. Class A	1,086,895	784,140
*	T-Mobile US Inc.	4,624,754	669,803
	Activision Blizzard Inc.	6,131,615	585,201
*	Twitter Inc.	6,298,303	433,386
	Electronic Arts Inc.	2,258,391	324,824
	ViacomCBS Inc. Class B	4,777,421	215,940
*	Take-Two Interactive Software Inc.	912,648	161,557
	Omnicom Group Inc.	1,699,875	135,973
	Lumen Technologies Inc.	7,847,380	106,646
	News Corp. Class A	3,977,072	102,489
	Interpublic Group of Cos. Inc.	3,104,225	100,856
*	Live Nation Entertainment Inc.	1,139,909	99,845
	Fox Corp. Class A	2,579,610	95,781
*	DISH Network Corp. Class A	1,960,374	81,944
*	Discovery Inc. Class C	2,373,176	68,775
	Fox Corp. Class B	1,200,134	42,245
*,1	Discovery Inc. Class A	1,328,037	40,744
	News Corp. Class B	504	12
			31,934,997
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	3,382,722	11,637,105
*	Tesla Inc.	6,081,455	4,133,565
	Home Depot Inc.	8,390,251	2,675,567
	NIKE Inc. Class B	10,060,936	1,554,314
	McDonald's Corp.	5,888,333	1,360,146
	Lowe's Cos. Inc.	5,578,087	1,081,982
	Starbucks Corp.	9,298,384	1,039,652
	Target Corp.	3,904,087	943,774
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	323,974	708,884
	TJX Cos. Inc.	9,516,519	641,604
*	General Motors Co.	10,073,966	596,077
*	Ford Motor Co.	30,940,392	459,774
	Dollar General Corp.	1,864,022	403,356
	eBay Inc.	5,107,225	358,578
	Ross Stores Inc.	2,814,040	348,941
*	Chipotle Mexican Grill Inc. Class A	222,170	344,439
*	Aptiv plc	2,134,457	335,814
*	O'Reilly Automotive Inc.	550,476	311,685
*	Marriott International Inc. Class A	2,107,352	287,696
	Yum! Brands Inc.	2,350,972	270,432
*	Hilton Worldwide Holdings Inc.	2,198,294	265,158
*	AutoZone Inc.	170,585	254,550
	DR Horton Inc.	2,588,163	233,892
	Lennar Corp. Class A	2,139,990	212,608
	VF Corp.	2,537,240	208,155
*	Etsy Inc.	1,003,014	206,460
	Best Buy Co. Inc.	1,758,471	202,189
*	Expedia Group Inc.	1,115,303	182,586
*	Dollar Tree Inc.	1,829,203	182,006
*	Caesars Entertainment Inc.	1,648,234	171,004
	Garmin Ltd.	1,181,550	170,899
	Tractor Supply Co.	909,445	169,211
*	CarMax Inc.	1,287,417	166,270
*	Carnival Corp.	6,295,435	165,948
	Darden Restaurants Inc.	1,032,655	150,757
*	Ulta Beauty Inc.	432,379	149,504
*	Royal Caribbean Cruises Ltd.	1,727,199	147,296
	Pool Corp.	316,991	145,391
	Genuine Parts Co.	1,139,611	144,127
	Domino's Pizza Inc.	306,279	142,876
	MGM Resorts International	3,213,475	137,055
*	Las Vegas Sands Corp.	2,591,156	136,528
*	NVR Inc.	26,967	134,115
	L Brands Inc.	1,848,567	133,208
	PulteGroup Inc.	2,088,870	113,990
*	LKQ Corp.	2,195,340	108,055
	Whirlpool Corp.	493,970	107,695
	Advance Auto Parts Inc.	516,370	105,928
4

Institutional Index Fund
		Shares	Market Value• ($000)
*	Wynn Resorts Ltd.	831,756	101,724
*	Tapestry Inc.	2,200,455	95,676
	Hasbro Inc.	1,011,155	95,574
	BorgWarner Inc. (XNYS)	1,891,275	91,803
*	Penn National Gaming Inc.	1,171,312	89,594
*	Mohawk Industries Inc.	461,658	88,726
*	Norwegian Cruise Line Holdings Ltd.	2,915,805	85,754
	Newell Brands Inc.	2,990,938	82,161
*	PVH Corp.	563,239	60,599
	Gap Inc.	1,642,940	55,285
	Leggett & Platt Inc.	1,052,158	54,512
	Hanesbrands Inc.	2,750,061	51,344
	Ralph Lauren Corp. Class A	380,786	44,860
*	Under Armour Inc. Class A	1,480,502	31,313
*	Under Armour Inc. Class C	1,557,807	28,928
	Lennar Corp. Class B	46,974	3,826
			35,202,525
Consumer Staples (5.8%)
	Procter & Gamble Co.	19,319,764	2,606,816
	Coca-Cola Co.	30,622,054	1,656,959
	PepsiCo Inc.	10,902,806	1,615,469
	Walmart Inc.	10,835,251	1,527,987
	Costco Wholesale Corp.	3,488,597	1,380,333
	Philip Morris International Inc.	12,298,833	1,218,937
	Altria Group Inc.	14,604,176	696,327
	Mondelez International Inc. Class A	11,085,494	692,178
	Estee Lauder Cos. Inc. Class A	1,829,939	582,067
	Colgate-Palmolive Co.	6,675,701	543,068
	Kimberly-Clark Corp.	2,662,809	356,231
	Sysco Corp.	4,037,217	313,894
	Constellation Brands Inc. Class A	1,333,694	311,938
	Walgreens Boots Alliance Inc.	5,661,772	297,866
	General Mills Inc.	4,814,210	293,330
	Archer-Daniels-Midland Co.	4,409,137	267,194
*	Monster Beverage Corp.	2,920,046	266,746
	Kroger Co.	5,973,961	228,863
	Kraft Heinz Co.	5,116,142	208,636
	Hershey Co.	1,155,021	201,182
	McCormick & Co. Inc.	1,964,754	173,527
	Tyson Foods Inc. Class A	2,325,759	171,548
	Church & Dwight Co. Inc.	1,934,276	164,839
	Conagra Brands Inc.	3,787,855	137,802
	Clorox Co.	731,667	131,634
	Kellogg Co.	1,988,902	127,946
	J M Smucker Co.	864,962	112,073
	Brown-Forman Corp. Class B	1,439,424	107,870
	Hormel Foods Corp.	2,225,118	106,249
	Lamb Weston Holdings Inc.	1,152,546	92,964
		Shares	Market Value• ($000)
*	Molson Coors Beverage Co. Class B	1,486,976	79,836
	Campbell Soup Co.	1,601,569	73,016
			16,745,325
Energy (2.8%)
	Exxon Mobil Corp.	33,408,040	2,107,379
	Chevron Corp.	15,251,958	1,597,490
	ConocoPhillips	10,648,834	648,514
	EOG Resources Inc.	4,605,527	384,285
	Schlumberger NV	11,033,729	353,190
	Marathon Petroleum Corp.	5,027,312	303,750
	Pioneer Natural Resources Co.	1,828,887	297,231
	Phillips 66	3,455,585	296,558
	Kinder Morgan Inc.	15,368,512	280,168
	Valero Energy Corp.	3,225,775	251,869
	Williams Cos. Inc.	8,085,933	214,682
	Occidental Petroleum Corp.	6,626,646	207,215
	ONEOK Inc.	3,514,084	195,524
	Hess Corp.	2,164,625	189,015
	Halliburton Co.	7,019,720	162,296
	Devon Energy Corp.	4,700,758	137,215
	Diamondback Energy Inc.	1,429,360	134,203
	Baker Hughes Co. Class A	5,743,689	131,358
	Marathon Oil Corp.	6,211,618	84,602
	APA Corp.	2,988,829	64,648
	Cabot Oil & Gas Corp.	3,158,234	55,143
*	NOV Inc.	3,083,753	47,243
			8,143,578
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	14,956,480	4,156,705
	JPMorgan Chase & Co.	23,887,559	3,715,471
	Bank of America Corp.	59,507,592	2,453,498
	Wells Fargo & Co.	32,619,025	1,477,316
	Citigroup Inc.	16,311,410	1,154,032
	Morgan Stanley	11,745,718	1,076,965
	Goldman Sachs Group Inc.	2,684,666	1,018,911
	BlackRock Inc.	1,119,375	979,420
	Charles Schwab Corp.	11,835,750	861,761
	American Express Co.	5,134,680	848,403
	S&P Global Inc.	1,900,960	780,249
	PNC Financial Services Group Inc.	3,352,659	639,553
	U.S. Bancorp	10,697,503	609,437
	CME Group Inc.	2,833,737	602,679
	Truist Financial Corp.	10,612,531	588,995
	Marsh & McLennan Cos. Inc.	4,012,879	564,532
	Chubb Ltd.	3,548,593	564,013
	Capital One Financial Corp.	3,562,706	551,115
	Intercontinental Exchange Inc.	4,440,929	527,138
	Moody's Corp.	1,270,446	460,371
	Progressive Corp.	4,617,564	453,491
	Aon plc Class A (XNYS)	1,780,660	425,150
	T Rowe Price Group Inc.	1,790,222	354,410

5

Institutional Index Fund
		Shares	Market Value• ($000)
	MetLife Inc.	5,871,940	351,436
	MSCI Inc. Class A	650,402	346,716
	Bank of New York Mellon Corp.	6,366,735	326,168
	American International Group Inc.	6,772,140	322,354
	Prudential Financial Inc.	3,109,065	318,586
	Allstate Corp.	2,362,018	308,102
	Travelers Cos. Inc.	1,984,708	297,131
	Discover Financial Services	2,405,881	284,592
	Aflac Inc.	4,987,444	267,626
	First Republic Bank	1,388,843	259,950
*	SVB Financial Group	428,666	238,523
	Willis Towers Watson plc	1,017,759	234,105
	Ameriprise Financial Inc.	914,656	227,640
	Arthur J Gallagher & Co.	1,616,858	226,489
	Fifth Third Bancorp	5,553,199	212,299
	Synchrony Financial	4,266,714	207,021
	Northern Trust Corp.	1,642,606	189,918
	Hartford Financial Services Group Inc.	2,818,763	174,679
	State Street Corp.	2,039,948	167,847
	Huntington Bancshares Inc.	11,640,921	166,116
	Nasdaq Inc.	906,467	159,357
	KeyCorp.	7,658,999	158,158
	Citizens Financial Group Inc.	3,361,354	154,185
	Regions Financial Corp.	7,580,213	152,969
	M&T Bank Corp.	1,014,600	147,432
	MarketAxess Holdings Inc.	299,455	138,824
	Cincinnati Financial Corp.	1,182,249	137,874
	Principal Financial Group Inc.	1,997,536	126,224
	Raymond James Financial Inc.	965,120	125,369
	Cboe Global Markets Inc.	842,075	100,249
	Loews Corp.	1,765,460	96,482
	Lincoln National Corp.	1,410,857	88,658
	W R Berkley Corp.	1,107,645	82,442
	Invesco Ltd.	2,982,259	79,716
	Everest Re Group Ltd.	316,119	79,665
	Comerica Inc.	1,104,270	78,779
	Assurant Inc.	478,979	74,807
	Globe Life Inc.	746,936	71,146
	Franklin Resources Inc.	2,153,032	68,875
	Zions Bancorp NA	1,295,952	68,504
	People's United Financial Inc.	3,375,363	57,854
	Unum Group	1,609,568	45,712
			32,284,194
Health Care (13.0%)
	Johnson & Johnson	20,780,792	3,423,428
	UnitedHealth Group Inc.	7,446,935	2,982,051
	Pfizer Inc.	44,172,826	1,729,808
	Abbott Laboratories	14,021,174	1,625,475
	AbbVie Inc.	13,937,644	1,569,936
		Shares	Market Value• ($000)
	Thermo Fisher Scientific Inc.	3,101,548	1,564,638
	Merck & Co. Inc.	19,981,156	1,553,934
	Eli Lilly & Co.	6,281,422	1,441,712
	Danaher Corp.	5,009,485	1,344,345
	Medtronic plc	10,616,754	1,317,858
	Bristol-Myers Squibb Co.	17,628,635	1,177,945
	Amgen Inc.	4,533,983	1,105,158
	CVS Health Corp.	10,389,417	866,893
*	Intuitive Surgical Inc.	934,426	859,336
	Anthem Inc.	1,932,150	737,695
	Zoetis Inc.	3,746,595	698,215
	Gilead Sciences Inc.	9,897,155	681,518
	Stryker Corp.	2,586,510	671,794
	Cigna Corp.	2,707,888	641,959
	Becton Dickinson and Co.	2,294,930	558,104
*	Illumina Inc.	1,152,166	545,216
*	Edwards Lifesciences Corp.	4,905,526	508,065
*	Boston Scientific Corp.	11,212,735	479,457
*	Regeneron Pharmaceuticals Inc.	826,210	461,471
	Humana Inc.	1,018,143	450,752
	HCA Healthcare Inc.	2,073,970	428,773
*	IDEXX Laboratories Inc.	672,934	424,991
*	Vertex Pharmaceuticals Inc.	2,042,825	411,895
*	Biogen Inc.	1,188,040	411,383
*	IQVIA Holdings Inc.	1,512,500	366,509
	Agilent Technologies Inc.	2,394,701	353,961
*	Align Technology Inc.	568,247	347,199
*	Centene Corp.	4,598,636	335,379
*	DexCom Inc.	763,157	325,868
*	Alexion Pharmaceuticals Inc.	1,744,166	320,421
	Baxter International Inc.	3,968,115	319,433
	ResMed Inc.	1,148,286	283,075
	Zimmer Biomet Holdings Inc.	1,645,117	264,568
*	Mettler-Toledo International Inc.	183,643	254,408
	McKesson Corp.	1,248,331	238,731
*	Laboratory Corp. of America Holdings	770,384	212,510
	West Pharmaceutical Services Inc.	582,525	209,185
	Cerner Corp.	2,376,403	185,740
*	Waters Corp.	486,960	168,298
	STERIS plc	770,114	158,875
	Cooper Cos. Inc.	388,979	154,141
	Teleflex Inc.	368,789	148,176
*	Charles River Laboratories International Inc.	396,600	146,710
*	Catalent Inc.	1,343,858	145,298
	PerkinElmer Inc.	884,089	136,512
	Viatris Inc.	9,527,741	136,151
	Quest Diagnostics Inc.	1,030,882	136,045

6

Institutional Index Fund
		Shares	Market Value• ($000)
*	Hologic Inc.	2,021,968	134,906
	AmerisourceBergen Corp. Class A	1,167,229	133,636
	Cardinal Health Inc.	2,289,713	130,720
*	Incyte Corp.	1,474,332	124,036
*	ABIOMED Inc.	357,677	111,635
*	Bio-Rad Laboratories Inc. Class A	169,873	109,447
	DENTSPLY SIRONA Inc.	1,724,177	109,071
	Universal Health Services Inc. Class B	616,213	90,232
*	Henry Schein Inc.	1,109,033	82,279
*	DaVita Inc.	551,999	66,477
*	Organon & Co.	2,001,105	60,553
	Perrigo Co. plc	1,054,932	48,369
			37,222,359
Industrials (8.5%)
	Honeywell International Inc.	5,480,820	1,202,218
	United Parcel Service Inc. Class B	5,707,844	1,187,060
	Union Pacific Corp.	5,242,190	1,152,915
*	Boeing Co.	4,338,063	1,039,226
	Raytheon Technologies Corp.	11,956,124	1,019,977
	Caterpillar Inc.	4,322,684	940,746
	General Electric Co.	69,274,696	932,437
	3M Co.	4,574,278	908,589
	Deere & Co.	2,461,536	868,208
	Lockheed Martin Corp.	1,930,038	730,230
	CSX Corp.	17,930,928	575,224
	FedEx Corp.	1,926,453	574,719
	Norfolk Southern Corp.	1,974,748	524,118
	Illinois Tool Works Inc.	2,268,272	507,095
	Eaton Corp. plc	3,144,854	466,004
	Emerson Electric Co.	4,732,652	455,470
	Waste Management Inc.	3,064,590	429,380
	Northrop Grumman Corp.	1,181,312	429,324
	Roper Technologies Inc.	830,490	390,496
	Johnson Controls International plc	5,655,842	388,160
	L3Harris Technologies Inc.	1,617,656	349,656
	Trane Technologies plc	1,887,209	347,511
	General Dynamics Corp.	1,806,429	340,078
	IHS Markit Ltd.	2,956,175	333,043
	Carrier Global Corp.	6,446,023	313,277
	Parker-Hannifin Corp.	1,018,366	312,750
	Cummins Inc.	1,153,779	281,303
*	TransDigm Group Inc.	433,131	280,361
	Cintas Corp.	696,402	266,026
	Rockwell Automation Inc.	916,072	262,015
	Stanley Black & Decker Inc.	1,274,364	261,232
	Otis Worldwide Corp.	3,183,297	260,298
*	Southwest Airlines Co.	4,667,099	247,776
	PACCAR Inc.	2,739,527	244,503
	AMETEK Inc.	1,822,026	243,240
		Shares	Market Value• ($000)
	Fastenal Co.	4,532,003	235,664
	Equifax Inc.	960,381	230,021
	Verisk Analytics Inc. Class A	1,278,928	223,454
*	Delta Air Lines Inc.	5,047,995	218,376
*	Copart Inc.	1,642,578	216,541
*	Generac Holdings Inc.	496,752	206,227
	Kansas City Southern	717,186	203,229
	Old Dominion Freight Line Inc.	751,054	190,618
	Fortive Corp.	2,669,749	186,188
	Republic Services Inc. Class A	1,661,405	182,771
*	United Rentals Inc.	571,576	182,338
	Dover Corp.	1,135,747	171,044
	Xylem Inc.	1,420,487	170,402
	Expeditors International of Washington Inc.	1,332,270	168,665
*	Teledyne Technologies Inc.	366,281	153,410
	WW Grainger Inc.	345,387	151,280
*	Ingersoll Rand Inc.	2,946,010	143,795
	Jacobs Engineering Group Inc.	1,026,931	137,013
*	United Airlines Holdings Inc.	2,554,146	133,556
	IDEX Corp.	598,721	131,749
	Textron Inc.	1,783,220	122,632
	Masco Corp.	2,002,401	117,961
	Westinghouse Air Brake Technologies Corp.	1,403,689	115,524
	Fortune Brands Home & Security Inc.	1,091,283	108,703
*	American Airlines Group Inc.	5,060,329	107,330
	JB Hunt Transport Services Inc.	658,140	107,244
*	Howmet Aerospace Inc.	3,081,696	106,226
	Leidos Holdings Inc.	1,050,059	106,161
	Quanta Services Inc.	1,098,989	99,535
	Allegion plc	709,672	98,857
	CH Robinson Worldwide Inc.	1,049,391	98,296
	Snap-on Inc.	427,305	95,473
	Pentair plc	1,311,580	88,519
	Robert Half International Inc.	889,682	79,155
	A O Smith Corp.	1,061,400	76,485
	Nielsen Holdings plc	2,829,070	69,793
	Huntington Ingalls Industries Inc.	317,420	66,896
	Rollins Inc.	1,748,245	59,790
*	Alaska Air Group Inc.	981,805	59,213
			24,484,799
Information Technology (27.3%)
	Apple Inc.	123,784,699	16,953,552
	Microsoft Corp.	59,433,311	16,100,484
	NVIDIA Corp.	4,916,265	3,933,504
	Visa Inc. Class A	13,350,344	3,121,577
*	PayPal Holdings Inc.	9,270,004	2,702,021
	Mastercard Inc. Class A	6,903,121	2,520,260
*	Adobe Inc.	3,771,932	2,208,994
	Intel Corp.	31,864,778	1,788,889
*	salesforce.com Inc.	7,307,233	1,784,938

7

Institutional Index Fund
		Shares	Market Value• ($000)
	Cisco Systems Inc.	33,256,018	1,762,569
	Broadcom Inc.	3,221,965	1,536,362
	Accenture plc Class A	5,015,983	1,478,662
	Texas Instruments Inc.	7,287,797	1,401,443
	QUALCOMM Inc.	8,901,302	1,272,263
	Oracle Corp.	14,335,272	1,115,858
	Intuit Inc.	2,156,342	1,056,974
	International Business Machines Corp.	7,050,867	1,033,587
	Applied Materials Inc.	7,241,504	1,031,190
*	Advanced Micro Devices Inc.	9,588,034	900,604
*	ServiceNow Inc.	1,558,128	856,269
*	Micron Technology Inc.	8,849,399	752,022
	Lam Research Corp.	1,125,461	732,338
	Fidelity National Information Services Inc.	4,893,583	693,274
	Automatic Data Processing Inc.	3,357,817	666,930
*	Autodesk Inc.	1,736,199	506,797
*	Fiserv Inc.	4,699,905	502,373
	Analog Devices Inc.	2,910,601	501,089
	NXP Semiconductors NV	2,176,060	447,659
	Global Payments Inc.	2,329,606	436,894
	KLA Corp.	1,209,620	392,171
	TE Connectivity Ltd.	2,606,109	352,372
*	Synopsys Inc.	1,203,866	332,014
	Microchip Technology Inc.	2,158,543	323,220
	Amphenol Corp. Class A	4,716,520	322,657
*	Cadence Design Systems Inc.	2,195,865	300,438
	Motorola Solutions Inc.	1,338,987	290,359
	Cognizant Technology Solutions Corp. Class A	4,161,915	288,254
	HP Inc.	9,479,410	286,183
	Xilinx Inc.	1,940,053	280,609
	Paychex Inc.	2,530,819	271,557
*	Fortinet Inc.	1,069,708	254,794
	Corning Inc.	6,114,051	250,065
	Skyworks Solutions Inc.	1,302,827	249,817
*	ANSYS Inc.	687,684	238,668
*	Keysight Technologies Inc.	1,453,796	224,481
*	Zebra Technologies Corp. Class A	422,245	223,575
	Maxim Integrated Products Inc.	2,117,480	223,098
*	Enphase Energy Inc.	1,070,211	196,523
	CDW Corp.	1,105,967	193,157
*	VeriSign Inc.	782,075	178,071
	Teradyne Inc.	1,311,730	175,719
*	Qorvo Inc.	889,133	173,959
*	Western Digital Corp.	2,418,299	172,110
*	FleetCor Technologies Inc.	657,566	168,376
*	Gartner Inc.	679,762	164,638
*	Trimble Inc.	1,979,934	162,018
*	Arista Networks Inc.	433,550	157,080
	Hewlett Packard Enterprise Co.	10,315,708	150,403
		Shares	Market Value• ($000)
*	Akamai Technologies Inc.	1,287,220	150,090
	Broadridge Financial Solutions Inc.	916,314	148,012
*	Tyler Technologies Inc.	321,426	145,404
	NetApp Inc.	1,755,393	143,626
*	Paycom Software Inc.	387,571	140,870
	Seagate Technology Holdings plc	1,571,268	138,162
	Monolithic Power Systems Inc.	339,417	126,755
	NortonLifeLock Inc.	4,581,829	124,717
*	PTC Inc.	830,800	117,359
	Citrix Systems Inc.	979,716	114,891
	Jack Henry & Associates Inc.	585,954	95,809
*	F5 Networks Inc.	469,980	87,726
*	DXC Technology Co.	2,011,310	78,320
	Western Union Co.	3,228,112	74,150
	Juniper Networks Inc.	2,584,046	70,674
*	IPG Photonics Corp.	283,258	59,702
			78,612,029
Materials (2.6%)
	Linde plc	4,105,034	1,186,765
	Sherwin-Williams Co.	1,888,750	514,590
	Air Products and Chemicals Inc.	1,746,419	502,410
	Freeport-McMoRan Inc.	11,565,041	429,179
	Ecolab Inc.	1,963,091	404,338
	Newmont Corp.	6,322,266	400,705
	Dow Inc.	5,894,684	373,016
	DuPont de Nemours Inc.	4,199,449	325,079
	PPG Industries Inc.	1,870,969	317,634
	International Flavors & Fragrances Inc.	1,964,324	293,470
	Corteva Inc.	5,816,753	257,973
	Nucor Corp.	2,361,087	226,499
	Ball Corp.	2,590,125	209,852
	LyondellBasell Industries NV Class A	2,031,625	208,993
	International Paper Co.	3,091,250	189,525
	Vulcan Materials Co.	1,046,666	182,193
	Martin Marietta Materials Inc.	492,206	173,163
	Albemarle Corp.	920,844	155,125
	Amcor plc	12,174,210	139,516
	Avery Dennison Corp.	654,649	137,633
	Celanese Corp. Class A	888,658	134,721
	Eastman Chemical Co.	1,077,045	125,745
	Westrock Co.	2,100,397	111,783
	FMC Corp.	1,015,790	109,909
	Packaging Corp. of America	749,729	101,528
	Mosaic Co.	2,731,771	87,171
	CF Industries Holdings Inc.	1,694,238	87,169
	Sealed Air Corp.	1,197,640	70,960
			7,456,644
Real Estate (2.6%)
	American Tower Corp.	3,588,195	969,315
	Prologis Inc.	5,838,027	697,819

8

Institutional Index Fund
		Shares	Market Value• ($000)
	Crown Castle International Corp.	3,410,672	665,422
	Equinix Inc.	706,933	567,385
	Public Storage	1,201,432	361,259
	Simon Property Group Inc.	2,592,518	338,272
	Digital Realty Trust Inc.	2,222,249	334,360
	SBA Communications Corp. Class A	862,932	275,017
	Welltower Inc.	3,295,063	273,820
	AvalonBay Communities Inc.	1,101,854	229,946
*	CBRE Group Inc. Class A	2,648,929	227,093
	Equity Residential	2,715,208	209,071
	Weyerhaeuser Co.	5,910,466	203,438
	Alexandria Real Estate Equities Inc.	1,082,304	196,914
	Realty Income Corp.	2,947,369	196,707
	Extra Space Storage Inc.	1,055,385	172,893
	Ventas Inc.	2,958,315	168,920
	Essex Property Trust Inc.	512,693	153,813
	Mid-America Apartment Communities Inc.	903,392	152,149
	Healthpeak Properties Inc.	4,248,876	141,445
	Duke Realty Corp.	2,959,881	140,150
	Boston Properties Inc.	1,120,857	128,439
	UDR Inc.	2,339,817	114,604
	Iron Mountain Inc.	2,282,067	96,577
*	Host Hotels & Resorts Inc.	5,575,103	95,279
	Regency Centers Corp.	1,246,999	79,895
	Kimco Realty Corp.	3,420,292	71,313
	Federal Realty Investment Trust	557,465	65,318
	Vornado Realty Trust	1,239,575	57,851
			7,384,484
Utilities (2.4%)
	NextEra Energy Inc.	15,478,300	1,134,250
	Duke Energy Corp.	6,070,110	599,241
	Southern Co.	8,353,544	505,473
	Dominion Energy Inc.	6,364,251	468,218
	Exelon Corp.	7,711,243	341,685
	American Electric Power Co. Inc.	3,943,615	333,590
	Sempra Energy	2,486,169	329,368
	Xcel Energy Inc.	4,247,311	279,813
	Public Service Enterprise Group Inc.	3,985,690	238,105
		Shares	Market Value• ($000)
	WEC Energy Group Inc.	2,489,236	221,417
	American Water Works Co. Inc.	1,432,031	220,719
	Eversource Energy	2,710,513	217,491
	DTE Energy Co.	1,528,725	198,123
	Edison International	2,993,540	173,086
	PPL Corp.	6,069,618	169,767
	Ameren Corp.	2,016,651	161,413
	FirstEnergy Corp.	4,290,480	159,649
	Consolidated Edison Inc.	2,205,073	158,148
	Entergy Corp.	1,583,419	157,867
	AES Corp.	5,255,572	137,013
	CMS Energy Corp.	2,286,811	135,105
	CenterPoint Energy Inc.	4,580,532	112,315
	Alliant Energy Corp.	1,975,482	110,153
	Evergy Inc.	1,807,818	109,246
	Atmos Energy Corp.	1,030,690	99,060
	NRG Energy Inc.	1,934,262	77,951
	NiSource Inc.	3,093,439	75,789
	Pinnacle West Capital Corp.	890,461	72,991
			6,997,046
Total Common Stocks (Cost $100,806,655)			286,467,980
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $933,369)	9,333,696	933,369
Total Investments (99.9%) (Cost $101,740,024)			287,401,349
Other Assets and Liabilities—Net (0.1%)			380,943
Net Assets (100%)			287,782,292
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,340,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,500,000 was received for securities on loan.

9

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	5,319	1,140,553	10,789

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/22	GSI	43,380	(0.082)	1,596	—
Consolidated Edison Inc.	8/31/21	BOANA	35,860	(0.486)	372	—
State Street Corp.	8/31/22	BOANA	57,596	(0.586)	335	—
Williams Cos. Inc.	8/31/21	BOANA	39,825	(0.486)	600	—
					2,903	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,566,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Institutional Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $100,806,655)	286,467,980
Affiliated Issuers (Cost $933,369)	933,369
Total Investments in Securities	287,401,349
Investment in Vanguard	9,824
Cash	1,040
Cash Collateral Pledged—Futures Contracts	47,950
Cash Collateral Pledged—Over-the-Counter Swap Contracts	5,300
Receivables for Investment Securities Sold	471,607
Receivables for Accrued Income	166,309
Receivables for Capital Shares Issued	247,248
Variation Margin Receivable—Futures Contracts	1,424
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,903
Total Assets	288,354,954
Liabilities
Payables for Investment Securities Purchased	6,173
Collateral for Securities on Loan	15,500
Payables for Capital Shares Redeemed	547,881
Payables to Vanguard	3,108
Total Liabilities	572,662
Net Assets	287,782,292
At June 30, 2021, net assets consisted of:

Paid-in Capital	95,285,219
Total Distributable Earnings (Loss)	192,497,073
Net Assets	287,782,292

Institutional Shares—Net Assets
Applicable to 333,485,248 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,183,804
Net Asset Value Per Share—Institutional Shares	$375.38

Institutional Plus Shares—Net Assets
Applicable to 433,139,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	162,598,488
Net Asset Value Per Share—Institutional Plus Shares	$375.40

See accompanying Notes, which are an integral part of the Financial Statements.
11

Institutional Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	1,889,038
Interest[1]	417
Securities Lending—Net	1,604
Total Income	1,891,059
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,844
Management and Administrative—Institutional Shares	18,290
Management and Administrative—Institutional Plus Shares	11,923
Marketing and Distribution—Institutional Shares	1,242
Marketing and Distribution—Institutional Plus Shares	786
Custodian Fees	518
Shareholders’ Reports—Institutional Shares	273
Shareholders’ Reports—Institutional Plus Shares	370
Trustees’ Fees and Expenses	34
Total Expenses	36,280
Net Investment Income	1,854,779
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,723,087
Futures Contracts	168,116
Swap Contracts	4,112
Realized Net Gain (Loss)	6,895,315
Change in Unrealized Appreciation (Depreciation)
Investment Securities	30,077,723
Futures Contracts	(2,940)
Swap Contracts	7,278
Change in Unrealized Appreciation (Depreciation)	30,082,061
Net Increase (Decrease) in Net Assets Resulting from Operations	38,832,155
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $411,000, $81,000, and ($81,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $2,310,004,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
12

Institutional Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,854,779	4,282,979
Realized Net Gain (Loss)	6,895,315	8,788,933
Change in Unrealized Appreciation (Depreciation)	30,082,061	27,825,102
Net Increase (Decrease) in Net Assets Resulting from Operations	38,832,155	40,897,014
Distributions
Institutional Shares	(2,093,949)	(3,751,166)
Institutional Plus Shares	(2,585,559)	(4,332,922)
Total Distributions	(4,679,508)	(8,084,088)
Capital Share Transactions
Institutional Shares	(9,164,946)	(12,893,969)
Institutional Plus Shares	1,608,832	(906,093)
Net Increase (Decrease) from Capital Share Transactions	(7,556,114)	(13,800,062)
Total Increase (Decrease)	26,596,533	19,012,864
Net Assets
Beginning of Period	261,185,759	242,172,895
End of Period	287,782,292	261,185,759

See accompanying Notes, which are an integral part of the Financial Statements.
13

Institutional Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$331.47	$290.23	$227.55	$243.46	$203.83	$186.62
Investment Operations
Net Investment Income	2.380[1]	5.261[1]	5.203[1]	5.059[1]	4.379[1]	4.210
Net Realized and Unrealized Gain (Loss) on Investments	47.597	46.122	65.746	(15.434)	39.687	17.814
Total from Investment Operations	49.977	51.383	70.949	(10.375)	44.066	22.024
Distributions
Dividends from Net Investment Income	(2.484)	(5.273)	(5.550)	(4.837)	(4.436)	(4.223)
Distributions from Realized Capital Gains	(3.583)	(4.870)	(2.719)	(.698)	—	(.591)
Total Distributions	(6.067)	(10.143)	(8.269)	(5.535)	(4.436)	(4.814)
Net Asset Value, End of Period	$375.38	$331.47	$290.23	$227.55	$243.46	$203.83
Total Return	15.24%	18.39%	31.46%	-4.42%	21.79%	11.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125,184	$119,012	$116,814	$104,296	$140,591	$120,014
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.035%	0.035%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.83%	1.98%	2.03%	1.96%	2.19%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Institutional Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$331.48	$290.25	$227.57	$243.48	$203.84	$186.63
Investment Operations
Net Investment Income	2.404[1]	5.310[1]	5.252[1]	5.167[1]	4.414[1]	4.248
Net Realized and Unrealized Gain (Loss) on Investments	47.609	46.108	65.739	(15.503)	39.705	17.814
Total from Investment Operations	50.013	51.418	70.991	(10.336)	44.119	22.062
Distributions
Dividends from Net Investment Income	(2.509)	(5.318)	(5.592)	(4.876)	(4.479)	(4.261)
Distributions from Realized Capital Gains	(3.584)	(4.870)	(2.719)	(.698)	—	(.591)
Total Distributions	(6.093)	(10.188)	(8.311)	(5.574)	(4.479)	(4.852)
Net Asset Value, End of Period	$375.40	$331.48	$290.25	$227.57	$243.48	$203.84
Total Return	15.25%	18.41%	31.48%	-4.41%	21.82%	11.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$162,598	$142,174	$125,359	$95,707	$91,567	$91,481
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.84%	1.99%	2.05%	1.98%	2.21%
Portfolio Turnover Rate[2]	2%	4%	4%	6%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Institutional Index Fund
Notes to Financial Statements
Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
16

Institutional Index Fund
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
17

Institutional Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
18

Institutional Index Fund
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $9,824,000, representing less than 0.01% of the fund’s net assets and 3.93% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
19

Institutional Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	286,467,980	—	—	286,467,980
Temporary Cash Investments	933,369	—	—	933,369
Total	287,401,349	—	—	287,401,349
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,789	—	—	10,789
Swap Contracts	—	2,903	—	2,903
Total	10,789	2,903	—	13,692
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	101,784,622
Gross Unrealized Appreciation	189,389,802
Gross Unrealized Depreciation	(3,762,286)
Net Unrealized Appreciation (Depreciation)	185,627,516
E.	During the six months ended June 30, 2021, the fund purchased $4,495,888,000 of investment securities and sold $14,259,561,000 of investment securities, other than temporary cash investments. Purchases and sales include $69,375,000 and $3,204,149,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended June 30, 2021, such purchases and sales were $675,391,000 and $332,854,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
20

Institutional Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	7,912,462	22,544	16,030,122	57,378
Issued in Lieu of Cash Distributions	1,934,575	5,604	3,469,785	12,450
Redeemed	(19,011,983)	(53,703)	(32,393,876)	(113,270)
Net Increase (Decrease)—Institutional Shares	(9,164,946)	(25,555)	(12,893,969)	(43,442)
Institutional Plus Shares
Issued	14,671,534	41,538	20,850,601	73,122
Issued in Lieu of Cash Distributions	2,489,147	7,203	4,174,182	14,912
Redeemed	(15,551,849)	(44,503)	(25,930,876)	(91,033)
Net Increase (Decrease)—Institutional Plus Shares	1,608,832	4,238	(906,093)	(2,999)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
21

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.
22

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
23

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
24

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q942 082021

Semiannual Report   |   June 30, 2021
Vanguard Institutional Total Stock Market Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	53
Liquidity Risk Management	55

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2021
	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Institutional Total Stock Market Index Fund
Institutional Shares	$1,000.00	$1,152.80	$0.16
Institutional Plus Shares	1,000.00	1,152.60	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.65	$0.15
Institutional Plus Shares	1,000.00	1,024.70	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Institutional Total Stock Market Index Fund
Fund Allocation
As of June 30, 2021
Basic Materials	2.0%
Consumer Discretionary	16.0
Consumer Staples	4.7
Energy	2.9
Financials	11.2
Health Care	13.1
Industrials	13.9
Real Estate	3.5
Technology	27.1
Telecommunications	3.0
Utilities	2.6
Other	0.0
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (2.0%)
	Linde plc	415,011	119,980
	Air Products and Chemicals Inc.	176,711	50,836
	Freeport-McMoRan Inc.	1,168,934	43,379
	Ecolab Inc.	205,494	42,326
	Newmont Corp.	639,213	40,513
	Dow Inc.	595,616	37,691
	International Flavors & Fragrances Inc.	198,910	29,717
	Fastenal Co.	458,752	23,855
	Nucor Corp.	238,432	22,873
	LyondellBasell Industries NV Class A	213,402	21,953
	International Paper Co.	313,066	19,194
	Albemarle Corp.	93,031	15,672
	Avery Dennison Corp.	66,543	13,990
	Celanese Corp. Class A	90,084	13,657
	Eastman Chemical Co.	108,705	12,691
	FMC Corp.	103,445	11,193
	Steel Dynamics Inc.	161,169	9,606
	CF Industries Holdings Inc.	171,075	8,802
	Mosaic Co.	272,792	8,705
*	Cleveland-Cliffs Inc.	360,662	7,776
	Reliance Steel & Aluminum Co.	50,430	7,610
	Scotts Miracle-Gro Co.	31,229	5,993
	Royal Gold Inc.	52,414	5,980
*	Alcoa Corp.	147,930	5,450
	Olin Corp.	114,220	5,284
	Valvoline Inc.	143,692	4,664
	U.S. Steel Corp.	193,292	4,639
	Chemours Co.	131,012	4,559
	Timken Co.	53,258	4,292
	Ashland Global Holdings Inc.	48,343	4,230
*	Hexcel Corp.	66,294	4,137
	Huntsman Corp.	155,401	4,121
*	RBC Bearings Inc.	20,352	4,059
	Element Solutions Inc.	165,248	3,863
	Avient Corp.	74,251	3,650
	W R Grace & Co.	51,996	3,594
	UFP Industries Inc.	47,172	3,507
	Balchem Corp.	25,909	3,401
*	Univar Solutions Inc.	134,699	3,284
	Hecla Mining Co.	427,628	3,182
		Shares	Market Value• ($000)
	Commercial Metals Co.	95,633	2,938
*	Arconic Corp.	79,233	2,822
	Sensient Technologies Corp.	32,538	2,816
*	Ingevity Corp.	32,299	2,628
	Quaker Chemical Corp.	10,588	2,511
	Cabot Corp.	43,932	2,501
*	Livent Corp.	128,437	2,487
*	Amyris Inc.	151,339	2,477
*,1	MP Materials Corp.	65,049	2,398
	Westlake Chemical Corp.	26,497	2,387
	NewMarket Corp.	6,980	2,247
*	Domtar Corp.	40,401	2,220
	Stepan Co.	17,385	2,091
	Minerals Technologies Inc.	25,484	2,005
	Tronox Holdings plc Class A	89,474	2,004
	Mueller Industries Inc.	44,265	1,917
	GrafTech International Ltd.	161,326	1,875
	Boise Cascade Co.	31,325	1,828
	Worthington Industries Inc.	27,984	1,712
	Innospec Inc.	18,742	1,698
	Compass Minerals International Inc.	27,741	1,644
	Carpenter Technology Corp.	39,619	1,593
*	Coeur Mining Inc.	179,448	1,593
	Kaiser Aluminum Corp.	12,490	1,542
	Materion Corp.	16,252	1,225
	Schweitzer-Mauduit International Inc.	25,669	1,037
*	GCP Applied Technologies Inc.	42,472	988
	Schnitzer Steel Industries Inc. Class A	19,819	972
*	Kraton Corp.	24,639	796
*	AdvanSix Inc.	23,615	705
	Neenah Inc.	13,440	674
*	Energy Fuels Inc.	110,615	669
*	U.S. Silica Holdings Inc.	56,262	650
*	Zymergen Inc.	15,827	633
	PQ Group Holdings Inc.	36,524	561
*	Century Aluminum Co.	39,339	507
*	Koppers Holdings Inc.	15,390	498
	Hawkins Inc.	15,169	497

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Gatos Silver Inc.	27,602	483
*	Uranium Energy Corp.	179,823	478
*	TimkenSteel Corp.	32,825	464
	Glatfelter Corp.	32,675	456
	Resolute Forest Products Inc.	37,091	452
	Omega Flex Inc.	2,712	398
*	Clearwater Paper Corp.	13,663	396
	American Vanguard Corp.	20,252	355
*	Unifi Inc.	14,529	354
	Verso Corp. Class A	19,116	338
	Tredegar Corp.	24,492	337
*	Rayonier Advanced Materials Inc.	49,878	334
	Haynes International Inc.	8,870	314
*	Alto Ingredients Inc.	49,220	301
*	Intrepid Potash Inc.	8,217	262
*	Northwest Pipe Co.	7,943	224
	FutureFuel Corp.	21,259	204
*,1	Ur-Energy Inc.	140,240	196
*	NN Inc.	25,826	190
	Olympic Steel Inc.	6,414	188
*	Ryerson Holding Corp.	12,827	187
	Culp Inc.	10,134	165
	Northern Technologies International Corp.	8,968	156
*	LSB Industries Inc.	23,079	140
	Eastern Co.	4,309	131
	Gold Resource Corp.	50,034	129
	Friedman Industries Inc.	8,845	119
*	Westwater Resources Inc.	24,771	118
*	Comstock Mining Inc.	30,836	112
*	Hycroft Mining Holding Corp.	34,912	107
*	Marrone Bio Innovations Inc.	63,675	106
*	CPS Technologies Corp.	9,761	94
*	U.S. Gold Corp.	8,013	89
*	Synalloy Corp.	8,499	85
*	Golden Minerals Co.	132,802	82
*	Ampco-Pittsburgh Corp.	12,799	78
*	U.S. Antimony Corp.	73,338	72
*	Universal Stainless & Alloy Products Inc.	6,638	67
*	Perma-Pipe International Holdings Inc.	5,795	39
	United-Guardian Inc.	2,129	32
*	Hycroft Mining Holding Corp.Warrants Exp. 10/6/25	20,000	17
			715,103
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	342,115	1,176,930
*	Tesla Inc.	615,070	418,063
	Home Depot Inc.	848,443	270,560
*	Walt Disney Co.	1,449,928	254,854
*	Netflix Inc.	353,923	186,946
	Walmart Inc.	1,122,615	158,311
	NIKE Inc. Class B	1,017,625	157,213
	Costco Wholesale Corp.	353,307	139,793
		Shares	Market Value• ($000)
	McDonald's Corp.	595,550	137,566
	Lowe's Cos. Inc.	570,544	110,668
	Starbucks Corp.	940,585	105,167
	Target Corp.	395,954	95,718
*	Booking Holdings Inc.	32,772	71,708
*	General Motors Co.	1,042,971	61,713
	TJX Cos. Inc.	914,462	61,653
	Activision Blizzard Inc.	620,481	59,219
	Estee Lauder Cos. Inc. Class A	175,967	55,972
*	Uber Technologies Inc.	1,044,801	52,365
*	Ford Motor Co.	3,130,168	46,514
	Dollar General Corp.	191,244	41,383
	eBay Inc.	516,851	36,288
	Ross Stores Inc.	284,704	35,303
*	Chipotle Mexican Grill Inc. Class A	22,505	34,890
*	Lululemon Athletica Inc.	94,966	34,660
*	Aptiv plc	216,015	33,986
	Electronic Arts Inc.	228,718	32,897
*	O'Reilly Automotive Inc.	55,709	31,543
*	Marriott International Inc. Class A	208,153	28,417
	Yum! Brands Inc.	238,048	27,383
*	Hilton Worldwide Holdings Inc.	223,055	26,905
*	Trade Desk Inc. Class A	343,728	26,591
*	AutoZone Inc.	17,621	26,294
*	Peloton Interactive Inc. Class A	203,635	25,255
*	Southwest Airlines Co.	472,260	25,072
	DR Horton Inc.	259,636	23,463
*	Copart Inc.	169,758	22,379
*,1	AMC Entertainment Holdings Inc. Class A	393,695	22,315
*	Delta Air Lines Inc.	512,470	22,169
	VF Corp.	264,166	21,672
	Lennar Corp. Class A	214,262	21,287
	ViacomCBS Inc. Class B	467,630	21,137
*	Etsy Inc.	101,319	20,856
	Best Buy Co. Inc.	180,014	20,698
*	Carvana Co. Class A	64,572	19,489
*	Dollar Tree Inc.	187,042	18,611
*	Wayfair Inc. Class A	58,836	18,575
*	Roblox Corp. Class A	205,892	18,526
*	Expedia Group Inc.	112,578	18,430
	Garmin Ltd.	122,849	17,769
*	Airbnb Inc. Class A	115,687	17,716
*	Las Vegas Sands Corp.	333,768	17,586
*	Carnival Corp.	658,757	17,365
	Tractor Supply Co.	92,066	17,130
*	Burlington Stores Inc.	52,900	17,033
*	CarMax Inc.	129,543	16,730
*	Caesars Entertainment Inc.	158,181	16,411
*	Take-Two Interactive Software Inc.	92,210	16,323
	Darden Restaurants Inc.	104,309	15,228
*	Ulta Beauty Inc.	44,019	15,220
*	Royal Caribbean Cruises Ltd.	172,849	14,741
	Genuine Parts Co.	114,577	14,491
	Domino's Pizza Inc.	31,035	14,478

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	MGM Resorts International	331,149	14,124
	Pool Corp.	30,468	13,974
*	NVR Inc.	2,769	13,771
	Omnicom Group Inc.	171,511	13,719
*	United Airlines Holdings Inc.	256,697	13,423
	L Brands Inc.	178,013	12,828
*	Lyft Inc. Class A	204,516	12,369
*	DraftKings Inc. Class A	223,912	11,682
	Whirlpool Corp.	50,162	10,936
	PulteGroup Inc.	200,282	10,929
*	American Airlines Group Inc.	511,470	10,848
	Advance Auto Parts Inc.	52,252	10,719
*	Wynn Resorts Ltd.	83,481	10,210
*	Vail Resorts Inc.	32,236	10,203
*,1	GameStop Corp. Class A	47,421	10,155
	Interpublic Group of Cos. Inc.	310,894	10,101
*	LKQ Corp.	205,215	10,101
	Hasbro Inc.	104,681	9,894
*	Live Nation Entertainment Inc.	112,621	9,864
	News Corp. Class A	381,185	9,823
	Fox Corp. Class A	262,975	9,764
*	Tapestry Inc.	223,824	9,732
	Williams-Sonoma Inc.	60,212	9,613
*	Penn National Gaming Inc.	124,486	9,522
	BorgWarner Inc. (XNYS)	191,552	9,298
*	RH	13,349	9,064
*	Chegg Inc.	107,358	8,923
*	Zynga Inc. Class A	829,934	8,822
*	Floor & Decor Holdings Inc. Class A	83,122	8,786
*	Norwegian Cruise Line Holdings Ltd.	293,940	8,645
*	Deckers Outdoor Corp.	22,419	8,610
*	Five Below Inc.	44,150	8,533
	Newell Brands Inc.	306,042	8,407
	Lear Corp.	47,747	8,369
	Lithia Motors Inc. Class A	23,950	8,230
*	Liberty Media Corp.-Liberty Formula One Class C	161,758	7,798
	Aramark	205,636	7,660
	Gap Inc.	225,777	7,597
*	Discovery Inc. Class C	252,519	7,318
*	Bright Horizons Family Solutions Inc.	48,698	7,164
	Nielsen Holdings plc	284,966	7,030
	Kohl's Corp.	125,175	6,898
	Service Corp. International	128,466	6,885
*	Capri Holdings Ltd.	119,566	6,838
	Gentex Corp.	193,929	6,417
	Polaris Inc.	46,277	6,338
*	PVH Corp.	57,090	6,142
	Tempur Sealy International Inc.	155,692	6,102
	Rollins Inc.	177,783	6,080
*	SiteOne Landscape Supply Inc.	35,746	6,050
*	Alaska Air Group Inc.	99,607	6,007
*	IAA Inc.	106,893	5,830
		Shares	Market Value• ($000)
*	Crocs Inc.	49,625	5,782
*	YETI Holdings Inc.	62,851	5,771
*	Mattel Inc.	280,184	5,632
*	Scientific Games Corp. Class A	72,585	5,621
	Harley-Davidson Inc.	122,365	5,607
	Churchill Downs Inc.	27,987	5,549
	Wyndham Hotels & Resorts Inc.	75,594	5,465
*	Skechers USA Inc. Class A	107,821	5,373
	Toll Brothers Inc.	92,057	5,322
	Leggett & Platt Inc.	101,837	5,276
*	AutoNation Inc.	54,645	5,181
*	Fox Factory Holding Corp.	33,273	5,179
*	Marriott Vacations Worldwide Corp.	32,509	5,179
	Hanesbrands Inc.	276,712	5,166
*	Liberty Media Corp.- Liberty SiriusXM Class C	111,043	5,151
	Foot Locker Inc.	83,338	5,136
	Texas Roadhouse Inc. Class A	53,343	5,132
*	BJ's Wholesale Club Holdings Inc.	107,410	5,111
*	Planet Fitness Inc. Class A	66,299	4,989
	New York Times Co. Class A	112,846	4,914
*	Terminix Global Holdings Inc.	102,432	4,887
	Nexstar Media Group Inc. Class A	32,602	4,821
	Thor Industries Inc.	42,418	4,793
*	Macy's Inc.	247,959	4,701
	Dick's Sporting Goods Inc.	46,740	4,683
*	Chewy Inc. Class A	58,324	4,649
	American Eagle Outfitters Inc.	119,953	4,502
*	Helen of Troy Ltd.	19,323	4,408
	Sirius XM Holdings Inc.	662,210	4,331
*	JetBlue Airways Corp.	253,297	4,250
	Fox Corp. Class B	119,675	4,213
	Ralph Lauren Corp. Class A	35,657	4,201
*	Ollie's Bargain Outlet Holdings Inc.	49,508	4,165
	AMERCO	6,959	4,102
	Travel + Leisure Co.	67,103	3,989
*	Goodyear Tire & Rubber Co.	224,674	3,853
*,1	Discovery Inc. Class A	125,401	3,847
*	Boyd Gaming Corp.	62,522	3,844
	Qurate Retail Inc. Series A	287,835	3,768
	Wingstop Inc.	23,885	3,765
*,1	Luminar Technologies Inc.	166,025	3,644
*	Sonos Inc.	98,672	3,476
*	frontdoor Inc.	69,638	3,469
	Carter's Inc.	33,477	3,454
	Choice Hotels International Inc.	28,765	3,419
	H&R Block Inc.	144,310	3,388

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Under Armour Inc. Class A	159,956	3,383
	TEGNA Inc.	179,998	3,377
*	Grand Canyon Education Inc.	37,429	3,367
	Wendy's Co.	142,638	3,341
*	National Vision Holdings Inc.	64,719	3,309
*	Nordstrom Inc.	87,885	3,214
*	Signet Jewelers Ltd.	39,701	3,207
*	Sabre Corp.	255,886	3,193
*	TripAdvisor Inc.	78,896	3,180
*	Callaway Golf Co.	94,208	3,178
*	Shake Shack Inc. Class A	29,635	3,172
*	Liberty Media Corp.- Liberty SiriusXM Class A	67,345	3,137
*	Stitch Fix Inc. Class A	51,630	3,113
*	Avis Budget Group Inc.	39,184	3,052
*	QuantumScape Corp. Class A	102,058	2,986
*	Cardlytics Inc.	23,504	2,983
*	Overstock.com Inc.	32,270	2,975
	KB Home	70,388	2,866
*	LGI Homes Inc.	17,547	2,842
*	Stamps.com Inc.	14,162	2,837
	Cracker Barrel Old Country Store Inc.	18,946	2,813
*	Hilton Grand Vacations Inc.	67,180	2,781
*	Under Armour Inc. Class C	148,453	2,757
	Murphy USA Inc.	20,606	2,748
*	Visteon Corp.	22,483	2,719
*	Meritage Homes Corp.	28,745	2,704
*	Bed Bath & Beyond Inc.	81,152	2,702
	Dana Inc.	111,359	2,646
	Rent-A-Center Inc.	49,626	2,634
	Columbia Sportswear Co.	26,699	2,626
*	Asbury Automotive Group Inc.	15,270	2,617
*	Madison Square Garden Sports Corp.	15,149	2,614
	Warner Music Group Corp. Class A	72,403	2,609
*	Taylor Morrison Home Corp. Class A	98,193	2,594
	PROG Holdings Inc.	53,830	2,591
*	Spirit Airlines Inc.	84,901	2,584
*	Six Flags Entertainment Corp.	58,815	2,546
	LCI Industries	19,330	2,540
	Steven Madden Ltd.	57,909	2,534
	Papa John's International Inc.	24,164	2,524
*	Leslie's Inc.	90,743	2,495
*	Allegiant Travel Co.	12,097	2,347
*	2U Inc.	56,056	2,336
*	Coty Inc. Class A	249,855	2,334
*	Hyatt Hotels Corp. Class A	29,853	2,318
	Kontoor Brands Inc.	40,934	2,309
*	Abercrombie & Fitch Co. Class A	49,704	2,308
*	Brinker International Inc.	37,163	2,299
		Shares	Market Value• ($000)
	MDC Holdings Inc.	44,869	2,270
*,1	Fisker Inc.	117,137	2,258
*	Skyline Champion Corp.	41,624	2,219
	Wolverine World Wide Inc.	65,349	2,198
*	Dorman Products Inc.	21,129	2,190
*	iHeartMedia Inc. Class A	80,826	2,177
	Herman Miller Inc.	46,095	2,173
*	Academy Sports & Outdoors Inc.	51,958	2,143
*	Vista Outdoor Inc.	46,200	2,138
	World Wrestling Entertainment Inc. Class A	36,559	2,116
*	iRobot Corp.	22,591	2,110
	Group 1 Automotive Inc.	13,649	2,108
*	Red Rock Resorts Inc. Class A	49,314	2,096
*	Sleep Number Corp.	18,702	2,056
	John Wiley & Sons Inc. Class A	34,172	2,056
*	Cheesecake Factory Inc.	37,930	2,055
*	Sally Beauty Holdings Inc.	92,917	2,051
*	Tri Pointe Homes Inc.	95,348	2,043
	Graham Holdings Co. Class B	3,157	2,001
*	Revolve Group Inc.	28,911	1,992
*	Urban Outfitters Inc.	48,260	1,989
*	Lions Gate Entertainment Corp. Class B	108,601	1,987
*	SeaWorld Entertainment Inc.	39,784	1,987
*	Boot Barn Holdings Inc.	23,481	1,974
*	Gentherm Inc.	27,365	1,944
	Jack in the Box Inc.	17,288	1,927
*	Coursera Inc.	48,620	1,923
*	At Home Group Inc.	51,872	1,911
*	Bloomin' Brands Inc.	70,098	1,902
*	ODP Corp.	39,436	1,893
*	Selectquote Inc.	97,399	1,876
	Big Lots Inc.	28,292	1,868
*	Cinemark Holdings Inc.	83,665	1,836
	Penske Automotive Group Inc.	24,104	1,820
	Rush Enterprises Inc. Class A	40,828	1,765
*	KAR Auction Services Inc.	99,976	1,755
*	SkyWest Inc.	40,695	1,753
*	Everi Holdings Inc.	70,045	1,747
	Levi Strauss & Co. Class A	60,960	1,690
	PriceSmart Inc.	18,301	1,666
	Winnebago Industries Inc.	24,392	1,658
	Century Communities Inc.	24,103	1,604
	Monro Inc.	25,066	1,592
	Gray Television Inc.	67,271	1,574
	Lennar Corp. Class B	18,956	1,544
*	Knowles Corp.	77,283	1,526

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	AMC Networks Inc. Class A	22,746	1,519
*	WW International Inc.	42,040	1,519
*	Cavco Industries Inc.	6,727	1,495
	HNI Corp.	33,314	1,465
	Strategic Education Inc.	19,075	1,451
*	Dave & Buster's Entertainment Inc.	35,391	1,437
*,1	Petco Health & Wellness Co. Inc. Class A	63,803	1,430
	Smith & Wesson Brands Inc.	41,050	1,424
	La-Z-Boy Inc.	37,262	1,380
*	Meredith Corp.	31,504	1,369
*	M/I Homes Inc.	23,020	1,351
*	Adtalem Global Education Inc.	37,240	1,327
	Camping World Holdings Inc. Class A	32,252	1,322
	Oxford Industries Inc.	13,361	1,321
	Sturm Ruger & Co. Inc.	14,607	1,314
*	Central Garden & Pet Co. Class A	26,967	1,303
*	Malibu Boats Inc. Class A	17,626	1,293
	Sinclair Broadcast Group Inc. Class A	38,302	1,272
*	Tenneco Inc. Class A	65,265	1,261
*	Madison Square Garden Entertainment Corp.	14,726	1,237
	Acushnet Holdings Corp.	24,910	1,231
*	Dine Brands Global Inc.	13,606	1,214
	Buckle Inc.	24,121	1,200
*	Purple Innovation Inc. Class A	45,350	1,198
*,1	Blink Charging Co.	27,854	1,147
*	Laureate Education Inc. Class A	78,491	1,139
*,1	Canoo Inc.	114,294	1,136
*	Hibbett Inc.	12,662	1,135
*	XPEL Inc.	13,506	1,133
*	G-III Apparel Group Ltd.	34,131	1,122
*	GoPro Inc. Class A	95,786	1,116
	Knoll Inc.	42,687	1,109
*	Children's Place Inc.	11,727	1,091
*	Clean Energy Fuels Corp.	106,979	1,086
*	Houghton Mifflin Harcourt Co.	97,758	1,079
*,1	Lordstown Motors Corp. Class A	95,050	1,051
*	Liberty Media Corp.- Liberty Braves Class C	37,773	1,049
*	RealReal Inc.	52,837	1,044
*	elf Beauty Inc.	37,741	1,024
*	Stride Inc.	31,463	1,011
	Inter Parfums Inc.	13,918	1,002
	Steelcase Inc. Class A	63,588	961
	EW Scripps Co. Class A	46,754	953
*	Tupperware Brands Corp.	39,968	949
*	Figs Inc. Class A	18,481	926
	Aaron's Co. Inc.	28,841	923
*	Zumiez Inc.	18,697	916
		Shares	Market Value• ($000)
	Matthews International Corp. Class A	25,246	908
*	Hawaiian Holdings Inc.	37,196	906
*,1	Vuzix Corp.	48,736	894
	Dillard's Inc. Class A	4,921	890
*	Driven Brands Holdings Inc.	28,584	884
*	American Axle & Manufacturing Holdings Inc.	84,097	870
*	BJ's Restaurants Inc.	17,198	845
*	Denny's Corp.	50,703	836
	Guess? Inc.	31,516	832
*	Viad Corp.	16,676	831
*	Designer Brands Inc. Class A	50,155	830
	Franchise Group Inc.	23,187	818
*	Lovesac Co.	10,235	817
*	MarineMax Inc.	16,663	812
*,1	ContextLogic Inc. Class A	60,888	802
*	Party City Holdco Inc.	84,631	790
*	QuinStreet Inc.	41,970	780
*	Angi Inc. Class A	57,285	775
	Sonic Automotive Inc. Class A	17,153	767
	Caleres Inc.	27,838	760
*,1	XL Fleet Corp.	90,500	754
*	Bally's Corp.	13,835	749
*	Cars.com Inc.	51,373	736
*	Genesco Inc.	11,560	736
*,1	Corsair Gaming Inc.	22,093	735
*	Clear Channel Outdoor Holdings Inc.	276,549	730
	Interface Inc. Class A	46,070	705
*	America's Car-Mart Inc.	4,917	697
*	Monarch Casino & Resort Inc.	10,540	697
*	Quotient Technology Inc.	63,063	682
*	1-800-Flowers.com Inc. Class A	20,445	652
*	Perdoceo Education Corp.	52,228	641
	Standard Motor Products Inc.	14,698	637
*	Sportsman's Warehouse Holdings Inc.	35,734	635
*	Arko Corp.	69,096	635
*	Golden Entertainment Inc.	13,922	624
*	Citi Trends Inc.	7,071	615
*	CarParts.com Inc.	30,098	613
*	Lions Gate Entertainment Corp. Class A	29,584	612
*	Gannett Co. Inc.	110,116	605
*	Chico's FAS Inc.	91,824	604
*,1	Romeo Power Inc.	73,713	600
*	Ruth's Hospitality Group Inc.	25,796	594
*	Green Brick Partners Inc.	25,529	581
*	Latham Group Inc.	18,163	581
*	Stoneridge Inc.	19,660	580
*	Central Garden & Pet Co.	10,771	570

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Chuy's Holdings Inc.	14,867	554
*	Cricut Inc. Class A	12,676	540
	Haverty Furniture Cos. Inc.	12,608	539
*	Liquidity Services Inc.	21,150	538
	News Corp. Class B	22,053	537
*	Accel Entertainment Inc. Class A	45,157	536
*	Poshmark Inc. Class A	11,196	535
	Carriage Services Inc. Class A	14,453	534
*	Sun Country Airlines Holdings Inc.	13,795	511
*	Lands' End Inc.	12,417	510
	Clarus Corp.	19,701	506
*	Fossil Group Inc.	34,834	497
*	Rush Street Interactive Inc.	40,280	494
*	Thryv Holdings Inc.	13,561	485
*	Lumber Liquidators Holdings Inc.	22,784	481
	Ethan Allen Interiors Inc.	17,222	475
*	Beazer Homes USA Inc.	24,555	474
	RCI Hospitality Holdings Inc.	7,097	470
	Shoe Carnival Inc.	6,571	470
*	Liberty Media Corp.- Liberty Formula One Class A	10,952	467
	Global Industrial Co.	12,614	463
	Scholastic Corp.	12,192	462
*,1	Eastman Kodak Co.	54,395	453
*	Arlo Technologies Inc.	66,604	451
*	Vizio Holding Corp. Class A	16,536	447
*	Frontier Group Holdings Inc.	26,151	446
	Big 5 Sporting Goods Corp.	17,318	445
*	Golden Nugget Online Gaming Inc.	34,508	440
	Winmark Corp.	2,268	436
*	Lindblad Expeditions Holdings Inc.	27,054	433
*	Entercom Communications Corp. Class A	100,561	433
*,1	Genius Brands International Inc.	234,028	431
*	Marcus Corp.	20,201	428
	Kimball International Inc. Class B	32,325	425
*	Master Craft Boat Holdings Inc.	16,176	425
*	Boston Omaha Corp. Class A	13,372	424
*	Universal Electronics Inc.	8,709	422
*	Cooper-Standard Holdings Inc.	14,266	414
*	American Outdoor Brands Inc.	11,671	410
*	Noodles & Co. Class A	32,233	402
*	Red Robin Gourmet Burgers Inc.	12,065	399
*	Nautilus Inc.	23,396	394
		Shares	Market Value• ($000)
*	MSG Networks Inc. Class A	26,950	393
*	Hovnanian Enterprises Inc. Class A	3,584	381
	Johnson Outdoors Inc. Class A	3,143	380
*	Turtle Beach Corp.	11,732	374
	Movado Group Inc.	11,802	371
*	AMMO Inc.	37,295	365
*	Sciplay Corp. Class A	21,401	363
*	ACV Auctions Inc. Class A	13,897	356
*,1	Dream Finders Homes Inc. Class A	14,226	348
*	American Public Education Inc.	12,200	346
*	Funko Inc. Class A	16,230	345
*	TravelCenters of America Inc.	11,686	342
*	Container Store Group Inc.	25,464	332
*	Shift Technologies Inc.	38,395	329
*	Century Casinos Inc.	24,110	324
*	CarLotz Inc.	59,380	324
*	MDC Partners Inc. Class A	54,915	321
*,1	Arcimoto Inc.	18,511	318
*	Motorcar Parts of America Inc.	14,030	315
*	Express Inc.	47,901	311
	Rocky Brands Inc.	5,557	309
	Tilly's Inc. Class A	18,963	303
	Del Taco Restaurants Inc.	29,720	298
	Hooker Furniture Corp.	8,476	294
*	Vera Bradley Inc.	23,678	293
	OneWater Marine Inc. Class A	6,864	289
*	ThredUP Inc. Class A	9,929	289
*	El Pollo Loco Holdings Inc.	15,765	288
	A-Mark Precious Metals Inc.	6,087	283
*	HyreCar Inc.	13,151	275
	Entravision Communications Corp. Class A	40,414	270
*	Liberty TripAdvisor Holdings Inc. Class A	66,173	269
*	Daily Journal Corp.	782	265
*	Drive Shack Inc.	79,336	263
*	Kirkland's Inc.	11,440	262
*	Duluth Holdings Inc. Class B	11,825	244
*	PlayAGS Inc.	24,685	244
*,1	CuriosityStream Inc.	17,896	244
	Superior Group of Cos. Inc.	9,574	229
	Cato Corp. Class A	13,544	228
*	Full House Resorts Inc.	22,955	228
*	Barnes & Noble Education Inc.	30,748	222
	National CineMedia Inc.	43,312	220
*	Mesa Air Group Inc.	23,386	218
*	Lincoln Educational Services Corp.	25,913	202
*	Carrols Restaurant Group Inc.	33,393	201

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Escalade Inc.	8,776	201
*	Bluegreen Vacations Holding Class A	11,102	200
*,1	Aterian Inc.	13,615	199
*	Conn's Inc.	7,771	198
*	Build-A-Bear Workshop Inc.	11,373	197
*	Fiesta Restaurant Group Inc.	14,544	195
*	Cumulus Media Inc. Class A	13,183	193
*	Superior Industries International Inc.	21,922	189
*	VOXX International Corp. Class A	12,973	182
	Flexsteel Industries Inc.	4,412	178
*	Delta Apparel Inc.	5,925	175
	Hamilton Beach Brands Holding Co. Class A	7,791	174
	Acme United Corp.	3,895	174
	JOANN Inc.	10,928	172
*	ONE Group Hospitality Inc.	15,600	172
	Lifetime Brands Inc.	11,366	170
*	J Alexander's Holdings Inc.	14,557	169
*	Universal Technical Institute Inc.	25,928	168
*	LiveXLive Media Inc.	34,796	164
*	Urban One Inc.	32,220	162
	Bassett Furniture Industries Inc.	6,604	161
*	Potbelly Corp.	19,904	157
*	Regis Corp.	16,735	157
*	Chicken Soup For The Soul Entertainment Inc.	3,763	156
*	Ondas Holdings Inc.	18,924	150
*	Lakeland Industries Inc.	6,673	149
*	Alta Equipment Group Inc.	11,111	148
*	Strattec Security Corp.	3,297	147
*,1	Hall of Fame Resort & Entertainment Co.	37,453	147
*	Cinedigm Corp. Class A	105,017	135
*	Aspen Group Inc.	20,450	133
*	Emerald Holding Inc.	24,384	131
*	Gaia Inc. Class A	11,846	130
*	Reading International Inc. Class A	18,429	128
*,1	AYRO Inc.	25,772	126
*	Lazydays Holdings Inc.	5,685	125
	Weyco Group Inc.	5,407	121
*	Casper Sleep Inc.	14,730	121
*	Townsquare Media Inc. Class A	9,337	119
	Marine Products Corp.	7,669	118
	Saga Communications Inc. Class A	5,396	117
	Nathan's Famous Inc.	1,617	115
	Wayside Technology Group Inc.	4,347	109
*	XpresSpa Group Inc.	69,444	107
*	Live Ventures Inc.	1,731	107
*	Fluent Inc.	35,496	104
*	Lee Enterprises Inc.	3,573	101
		Shares	Market Value• ($000)
*	Radius Global Infrastructure Inc. Class A (XNYS)	7,776	100
*	Dolphin Entertainment Inc.	10,718	100
*	Luby's Inc.	25,825	99
*,1	BurgerFi International Inc.	9,651	97
*	Biglari Holdings Inc. Class A	123	96
*	Biglari Holdings Inc. Class B	595	95
*	Marchex Inc. Class B	30,939	95
*	Charles & Colvard Ltd.	31,847	95
*	iMedia Brands Inc.	11,820	95
*	Koss Corp.	3,956	92
*	Legacy Housing Corp.	5,152	87
*	Travelzoo	5,593	83
*	New Home Co. Inc.	12,542	74
	Educational Development Corp.	5,856	73
*	LMP Automotive Holdings Inc.	4,172	71
*	Kura Sushi USA Inc. Class A	1,804	69
*	SRAX Inc. Class A	11,610	63
*	Vince Holding Corp.	6,249	63
*	Zovio Inc. Class A	23,676	61
*	RumbleON Inc. Class B	1,321	53
*	Good Times Restaurants Inc.	12,665	52
*,1	Vinco Ventures Inc.	12,983	51
	NL Industries Inc.	7,172	47
*	Mister Car Wash Inc.	1,994	43
*	Kewaunee Scientific Corp.	2,881	41
*	Ark Restaurants Corp.	1,632	32
*	Unique Fabricating Inc.	8,518	32
*	J Jill Inc.	1,438	28
*	Endeavor Group Holdings Inc. Class A	1,018	28
*	BBQ Holdings Inc.	1,225	23
*	Integral Ad Science Holding	993	20
*,2	Zagg Inc.	23,781	2
			5,653,630
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,953,422	263,575
	Coca-Cola Co.	3,097,427	167,602
	PepsiCo Inc.	1,102,829	163,406
	Philip Morris International Inc.	1,244,023	123,295
	CVS Health Corp.	1,050,903	87,687
	Altria Group Inc.	1,477,542	70,449
	Mondelez International Inc. Class A	1,121,521	70,028
	Colgate-Palmolive Co.	674,665	54,884
	Kimberly-Clark Corp.	269,695	36,080
	Walgreens Boots Alliance Inc.	586,946	30,879
	Constellation Brands Inc. Class A	129,106	30,197
	Sysco Corp.	387,801	30,152
	General Mills Inc.	488,769	29,781
*	Monster Beverage Corp.	296,171	27,055
	Archer-Daniels-Midland Co.	446,137	27,036

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Corteva Inc.	589,183	26,130
	McKesson Corp.	126,490	24,190
	Kraft Heinz Co.	531,901	21,691
	Kroger Co.	545,892	20,913
	Brown-Forman Corp. Class B	278,719	20,887
	Hershey Co.	117,040	20,386
	Keurig Dr Pepper Inc.	566,941	19,979
	Clorox Co.	99,921	17,977
	McCormick & Co. Inc.	199,419	17,613
	Tyson Foods Inc. Class A	235,353	17,360
	Church & Dwight Co. Inc.	195,733	16,680
	Conagra Brands Inc.	376,041	13,680
	AmerisourceBergen Corp. Class A	115,201	13,189
	Kellogg Co.	203,966	13,121
	J M Smucker Co.	83,509	10,820
	Hormel Foods Corp.	216,279	10,327
	Lamb Weston Holdings Inc.	117,125	9,447
*	Darling Ingredients Inc.	130,637	8,818
	Bunge Ltd.	108,203	8,456
*	Molson Coors Beverage Co. Class B	144,205	7,742
*	Boston Beer Co. Inc. Class A	7,194	7,344
	Campbell Soup Co.	157,441	7,178
*,1	Beyond Meat Inc.	42,799	6,740
*	U.S. Foods Holding Corp	159,222	6,108
	Casey's General Stores Inc.	28,870	5,619
*	Freshpet Inc.	32,516	5,299
*	Performance Food Group Co.	107,733	5,224
*	Post Holdings Inc.	45,789	4,967
	Ingredion Inc.	50,513	4,571
*	Herbalife Nutrition Ltd.	83,706	4,414
	Flowers Foods Inc.	153,650	3,718
	Lancaster Colony Corp.	15,672	3,033
	Sanderson Farms Inc.	15,552	2,923
	WD-40 Co.	11,244	2,882
*	Hain Celestial Group Inc.	67,969	2,727
	Spectrum Brands Holdings Inc.	30,606	2,603
*	Simply Good Foods Co.	68,826	2,513
	Medifast Inc.	8,803	2,491
	Energizer Holdings Inc.	55,433	2,383
*	Sprouts Farmers Market Inc.	95,799	2,381
*	Grocery Outlet Holding Corp.	66,699	2,312
	Nu Skin Enterprises Inc. Class A	39,818	2,256
*	TreeHouse Foods Inc.	44,801	1,995
	Primo Water Corp.	118,146	1,977
	Edgewell Personal Care Co.	44,230	1,942
*	GrowGeneration Corp.	39,783	1,914
	J & J Snack Foods Corp.	10,943	1,909
*	Celsius Holdings Inc.	23,423	1,782
[1]	B&G Foods Inc.	53,148	1,743
*	United Natural Foods Inc.	45,831	1,695
		Shares	Market Value• ($000)
*	Hostess Brands Inc. Class A	103,860	1,682
	Core-Mark Holding Co. Inc.	36,174	1,628
	Coca-Cola Consolidated Inc.	3,766	1,514
	Vector Group Ltd.	105,246	1,488
	Reynolds Consumer Products Inc.	41,737	1,267
*	Hydrofarm Holdings Group Inc.	19,060	1,127
	Cal-Maine Foods Inc.	31,095	1,126
	Utz Brands Inc.	50,927	1,110
	Universal Corp.	19,396	1,105
*	Beauty Health Co.	63,932	1,074
*	BellRing Brands Inc. Class A	33,128	1,038
*	USANA Health Sciences Inc.	9,731	997
*	Pilgrim's Pride Corp.	42,270	938
	Fresh Del Monte Produce Inc.	27,951	919
	National Beverage Corp.	18,852	890
*	Chefs' Warehouse Inc.	25,139	800
*,1	AppHarvest Inc.	48,216	771
	Calavo Growers Inc.	11,840	751
	Andersons Inc.	24,138	737
	Seaboard Corp.	184	712
	Weis Markets Inc.	13,538	699
*	Rite Aid Corp.	42,291	689
	MGP Ingredients Inc.	10,060	680
	Ingles Markets Inc. Class A	11,360	662
*,1	Tattooed Chef Inc.	30,134	646
	John B Sanfilippo & Son Inc.	6,987	619
	ACCO Brands Corp.	71,684	619
*	PLBY Group Inc.	15,509	603
	SpartanNash Co.	30,064	581
	PetMed Express Inc.	15,958	508
	Turning Point Brands Inc.	11,089	508
*	Mission Produce Inc.	24,002	497
*	22nd Century Group Inc.	106,310	492
*	Whole Earth Brands Inc.	32,301	468
*	Veru Inc.	52,358	423
	Tootsie Roll Industries Inc.	12,441	422
*	Honest Co. Inc.	22,195	359
*	Duckhorn Portfolio Inc.	14,491	320
*	Vital Farms Inc.	14,325	286
*	MedAvail Holdings Inc.	20,325	249
	Limoneira Co.	14,134	248
*	Landec Corp.	21,960	247
*	Seneca Foods Corp. Class A	4,623	236
*	NewAge Inc.	104,614	233
	Village Super Market Inc. Class A	7,855	185
*	Laird Superfood Inc.	6,085	182
	Oil-Dri Corp. of America	4,877	167
*	LifeMD Inc.	12,938	152
*	AquaBounty Technologies Inc.	27,703	148
*	Farmer Bros Co.	11,334	144

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Alkaline Water Co. Inc.	90,909	139
*	HF Foods Group Inc.	25,973	137
*	Natural Alternatives International Inc.	7,345	124
	Nature's Sunshine Products Inc.	6,280	109
	Natural Grocers by Vitamin Cottage Inc.	8,592	92
*	Reed's Inc.	90,090	92
*	Urban-Gro Inc.	9,843	90
	ProPhase Labs Inc.	12,254	76
*	Greenlane Holdings Inc. Class A	16,878	75
*	Lifevantage Corp.	10,023	74
	Alico Inc.	2,006	71
*	S&W Seed Co.	18,009	66
*	Calyxt Inc.	12,987	52
*	Blue Apron Holdings Inc. Class A	8,752	37
*	Lifeway Foods Inc.	5,791	30
*	Bridgford Foods Corp.	1,495	20
			1,671,385
Energy (2.9%)
	Exxon Mobil Corp.	3,379,439	213,175
	Chevron Corp.	1,539,871	161,286
	ConocoPhillips	1,077,947	65,647
	EOG Resources Inc.	466,442	38,920
	Schlumberger NV	1,113,900	35,656
	Marathon Petroleum Corp.	521,384	31,502
	Phillips 66	348,886	29,941
	Pioneer Natural Resources Co.	174,778	28,405
	Kinder Morgan Inc.	1,537,785	28,034
	Williams Cos. Inc.	971,795	25,801
	Valero Energy Corp.	326,506	25,494
	Occidental Petroleum Corp.	709,925	22,199
	ONEOK Inc.	356,276	19,823
	Hess Corp.	221,606	19,351
*	Enphase Energy Inc.	97,375	17,881
*	Cheniere Energy Inc.	183,118	15,884
	Devon Energy Corp.	540,994	15,792
*	Plug Power Inc.	453,412	15,502
	Halliburton Co.	670,032	15,491
	Diamondback Energy Inc.	144,922	13,607
	Baker Hughes Co. Class A	583,898	13,354
	Marathon Oil Corp.	628,686	8,563
	Targa Resources Corp.	182,012	8,090
	Texas Pacific Land Corp.	4,938	7,900
*	First Solar Inc.	76,169	6,894
	APA Corp.	301,634	6,524
	Ovintiv Inc.	206,580	6,501
	Cimarex Energy Co.	81,588	5,911
	Cabot Oil & Gas Corp.	321,941	5,621
*	EQT Corp.	224,748	5,003
*	NOV Inc.	306,712	4,699
*	ChampionX Corp.	163,823	4,202
	Chesapeake Energy Corp.	76,976	3,997
	HollyFrontier Corp.	117,138	3,854
	PDC Energy Inc.	78,032	3,573
*,1	ChargePoint Holdings Inc.	99,312	3,450
		Shares	Market Value• ($000)
*,1	Stem Inc.	90,178	3,247
*	Range Resources Corp.	187,918	3,149
*	Southwestern Energy Co.	548,553	3,110
*	Antero Resources Corp.	203,720	3,062
	Matador Resources Co.	84,603	3,047
*	Denbury Inc.	37,827	2,904
	Equitrans Midstream Corp.	328,046	2,792
	Murphy Oil Corp.	117,751	2,741
*	Shoals Technologies Group Inc. Class A	72,899	2,588
	Antero Midstream Corp.	246,796	2,564
	New Fortress Energy Inc.	65,862	2,495
	Helmerich & Payne Inc.	74,968	2,446
	SM Energy Co.	95,938	2,363
	Arcosa Inc.	39,781	2,337
*	Renewable Energy Group Inc.	36,399	2,269
	Continental Resources Inc.	57,710	2,195
*	Transocean Ltd.	481,559	2,177
*	FuelCell Energy Inc.	243,642	2,168
*	SunPower Corp.	70,390	2,057
*	CNX Resources Corp.	144,869	1,979
*	Callon Petroleum Co.	31,383	1,810
*	California Resources Corp.	59,237	1,785
*	Magnolia Oil & Gas Corp. Class A	109,287	1,708
	Cactus Inc. Class A	44,391	1,630
*	Array Technologies Inc.	101,498	1,583
	World Fuel Services Corp.	48,733	1,546
	Patterson-UTI Energy Inc.	146,534	1,457
*	Ameresco Inc. Class A	23,162	1,453
	Core Laboratories NV	36,190	1,410
*	TPI Composites Inc.	27,922	1,352
*	Oceaneering International Inc.	79,137	1,232
*	PBF Energy Inc. Class A	76,131	1,165
*	Liberty Oilfield Services Inc. Class A	82,046	1,162
	Delek U.S. Holdings Inc.	53,506	1,157
*	Green Plains Inc.	34,161	1,148
	Bonanza Creek Energy Inc.	24,256	1,142
*	Tellurian Inc.	245,665	1,142
*,1	Gevo Inc.	155,388	1,130
	Archrock Inc.	123,948	1,104
*	Centennial Resource Development Inc. Class A	149,414	1,013
*	Dril-Quip Inc.	29,902	1,012
*	Weatherford International plc	52,910	963
*	Laredo Petroleum Inc.	9,310	864
*	NOW Inc.	89,646	851
*	DMC Global Inc.	14,807	832
	Northern Oil and Gas Inc.	39,122	813

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NexTier Oilfield Solutions Inc.	144,523	688
	Warrior Met Coal Inc.	39,766	684
*	ProPetro Holding Corp.	74,422	682
	Brigham Minerals Inc. Class A	31,535	671
*	Arch Resources Inc.	11,393	649
*	Extraction Oil & Gas Inc.	11,632	639
*	Helix Energy Solutions Group Inc.	110,543	631
*	Nabors Industries Ltd. (XNYS)	5,204	594
*	Par Pacific Holdings Inc.	33,981	572
*	MRC Global Inc.	60,545	569
*	Bristow Group Inc.	19,531	500
*	Peabody Energy Corp.	59,281	470
	SunCoke Energy Inc.	63,465	453
	CVR Energy Inc.	24,012	431
*	Talos Energy Inc.	27,471	430
*	Contango Oil & Gas Co.	98,443	425
*	TETRA Technologies Inc.	89,707	389
*	Tidewater Inc.	32,002	386
*	W&T Offshore Inc.	79,186	384
	Berry Corp.	56,641	381
*	REX American Resources Corp.	4,138	373
*	American Superconductor Corp.	21,358	371
*	Comstock Resources Inc.	54,673	365
*	Alpha Metallurgical Resources Inc.	14,023	359
*	Oil States International Inc.	45,618	358
*	CONSOL Energy Inc.	17,809	329
*	Penn Virginia Corp.	13,737	324
*	FTS International Inc. Class A	11,196	317
*	Select Energy Services Inc. Class A	51,616	312
*,1	Advent Technologies Holdings Inc.	28,570	275
*	Newpark Resources Inc.	77,367	268
*	RPC Inc.	52,946	262
*	Vine Energy Inc. Class A	15,885	248
*,1	Aemetis Inc.	21,789	243
*	Matrix Service Co.	22,185	233
*	Sunworks Inc.	21,967	231
*,1	Beam Global	5,797	222
	Solaris Oilfield Infrastructure Inc. Class A	22,541	220
*	Centrus Energy Corp. Class A	8,446	214
*	FTC Solar Inc.	14,906	198
*,1	Ring Energy Inc.	63,932	191
	Altus Midstream Co. Class A	2,794	189
*	Earthstone Energy Inc. Class A	16,735	185
	Falcon Minerals Corp.	33,440	170
		Shares	Market Value• ($000)
*	Goodrich Petroleum Corp.	10,684	159
*	Trecora Resources	18,546	154
*	SandRidge Energy Inc.	23,225	146
*	Exterran Corp.	29,186	139
*	SilverBow Resources Inc.	5,904	137
*	VAALCO Energy Inc.	42,208	137
	Evolution Petroleum Corp.	24,898	123
*	Amplify Energy Corp.	28,902	117
*	Natural Gas Services Group Inc.	10,759	111
*	Ocean Power Technologies Inc.	41,515	104
*,2	Torchlight Energy Resources Inc.	96,774	104
	NACCO Industries Inc. Class A	3,937	103
*	Ideal Power Inc.	7,692	98
*	Forum Energy Technologies Inc.	3,991	94
*	Geospace Technologies Corp.	11,189	91
*	SEACOR Marine Holdings Inc.	18,771	83
*	NextDecade Corp.	19,818	82
*	Flotek Industries Inc.	46,970	81
*	Battalion Oil Corp.	5,921	79
*	Capstone Green Energy Corp.	13,423	75
*	Mammoth Energy Services Inc.	15,291	70
*	American Resources Corp. Class A	26,674	68
	PHX Minerals Inc.	17,972	67
*	U.S. Well Services Inc.	65,359	66
*	Hallador Energy Co.	21,432	58
*	Dawson Geophysical Co.	21,717	57
*	KLX Energy Services Holdings Inc.	5,977	57
*	Ramaco Resources Inc.	10,388	57
*	Gulf Island Fabrication Inc.	10,847	49
*	Profire Energy Inc.	39,969	45
	Adams Resources & Energy Inc.	1,512	42
*	MIND Technology Inc.	15,887	31
*	Nabors Industries Ltd. (OOTC)	2,112	21
*,2	Alta Mesa Resources Inc. Class A	103,408	—
			1,041,671
Financials (11.1%)
*	Berkshire Hathaway Inc. Class B	1,384,687	384,832
	JPMorgan Chase & Co.	2,415,597	375,722
	Bank of America Corp.	6,153,979	253,729
	Wells Fargo & Co.	3,298,740	149,400
	Citigroup Inc.	1,649,647	116,713
	Morgan Stanley	1,187,649	108,896
	Goldman Sachs Group Inc.	271,112	102,895
	BlackRock Inc.	109,520	95,827
	Charles Schwab Corp.	1,225,924	89,260
	S&P Global Inc.	192,236	78,903

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	PNC Financial Services Group Inc.	339,058	64,679
	U.S. Bancorp	1,070,344	60,978
	CME Group Inc.	286,650	60,965
	Truist Financial Corp.	1,073,677	59,589
	Marsh & McLennan Cos. Inc.	407,000	57,257
	Intercontinental Exchange Inc.	449,199	53,320
	Blackstone Group Inc.	545,923	53,031
	Chubb Ltd.	305,228	48,513
	Moody's Corp.	127,035	46,034
	Progressive Corp.	467,487	45,912
	Aon plc Class A (XNYS)	171,335	40,908
	T Rowe Price Group Inc.	181,051	35,843
	MSCI Inc. Class A	62,544	33,341
	American International Group Inc.	685,622	32,636
	Bank of New York Mellon Corp.	628,680	32,207
	Prudential Financial Inc.	314,015	32,177
	MetLife Inc.	524,090	31,367
	Allstate Corp.	236,829	30,892
	Travelers Cos. Inc.	200,996	30,091
	Discover Financial Services	243,822	28,842
	First Republic Bank	140,960	26,383
	Aflac Inc.	488,092	26,191
	KKR & Co. Inc.	441,869	26,176
*,1	Coinbase Global Inc. Class A	96,095	24,341
*	SVB Financial Group	43,120	23,993
	Willis Towers Watson plc	103,054	23,704
	Ameriprise Financial Inc.	92,586	23,043
	Arthur J Gallagher & Co.	162,215	22,723
	State Street Corp.	264,835	21,791
	Fifth Third Bancorp	562,777	21,515
	Northern Trust Corp.	157,893	18,256
	Hartford Financial Services Group Inc.	284,988	17,661
	Huntington Bancshares Inc.	1,183,005	16,881
	Nasdaq Inc.	91,793	16,137
	KeyCorp.	777,633	16,058
	Citizens Financial Group Inc.	340,761	15,631
	Regions Financial Corp.	762,053	15,378
	Broadridge Financial Solutions Inc.	93,167	15,049
	M&T Bank Corp.	102,918	14,955
	Ally Financial Inc.	296,609	14,783
	Cincinnati Financial Corp.	122,551	14,292
	Principal Financial Group Inc.	217,429	13,739
	MarketAxess Holdings Inc.	28,800	13,351
*	Markel Corp.	11,008	13,063
	Raymond James Financial Inc.	99,379	12,909
*	Arch Capital Group Ltd.	306,947	11,953
*	Berkshire Hathaway Inc. Class A	28	11,721
	Signature Bank	45,699	11,226
		Shares	Market Value• ($000)
	Equitable Holdings Inc.	345,243	10,513
	Apollo Global Management Inc. Class A	166,767	10,373
	Brown & Brown Inc.	192,307	10,219
	FactSet Research Systems Inc.	30,336	10,181
	Cboe Global Markets Inc.	85,429	10,170
	Annaly Capital Management Inc.	1,129,153	10,027
	Loews Corp.	177,249	9,687
	Fidelity National Financial Inc.	219,766	9,551
	Lincoln National Corp.	144,712	9,094
	Invesco Ltd.	332,970	8,900
	LPL Financial Holdings Inc.	60,746	8,200
	East West Bancorp Inc.	114,284	8,193
	Everest Re Group Ltd.	32,153	8,103
	Comerica Inc.	112,212	8,005
	W R Berkley Corp.	106,392	7,919
	Ares Management Corp. Class A	122,867	7,813
	Franklin Resources Inc.	241,607	7,729
	First Horizon Corp.	444,910	7,688
	Assurant Inc.	47,037	7,346
	Carlyle Group Inc.	156,252	7,263
	American Financial Group Inc.	57,984	7,232
	Globe Life Inc.	75,145	7,158
	AGNC Investment Corp.	419,678	7,088
*	Alleghany Corp.	10,603	7,073
	Zions Bancorp NA	131,928	6,974
	Tradeweb Markets Inc. Class A	82,013	6,935
	Western Alliance Bancorp	72,914	6,770
*	Athene Holding Ltd. Class A	98,885	6,675
	SEI Investments Co.	102,769	6,369
	Commerce Bancshares Inc.	85,221	6,354
	Reinsurance Group of America Inc.	54,173	6,176
	Voya Financial Inc.	97,670	6,007
	RenaissanceRe Holdings Ltd.	40,161	5,977
	People's United Financial Inc.	344,406	5,903
	Old Republic International Corp.	229,974	5,729
	Starwood Property Trust Inc.	218,241	5,711
	SLM Corp.	259,835	5,441
	First Financial Bankshares Inc.	108,604	5,336
	Janus Henderson Group plc	135,925	5,275
	Stifel Financial Corp.	80,655	5,231
	Cullen/Frost Bankers Inc.	46,529	5,211
	First American Financial Corp.	83,498	5,206
	Pinnacle Financial Partners Inc.	58,923	5,202
	Prosperity Bancshares Inc.	71,394	5,126

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Jefferies Financial Group Inc.	149,520	5,114
	Synovus Financial Corp.	112,654	4,943
	Morningstar Inc.	19,011	4,888
	Affiliated Managers Group Inc.	31,577	4,869
	Popular Inc.	64,881	4,869
	Primerica Inc.	30,883	4,729
	South State Corp.	56,238	4,598
	Valley National Bancorp	319,279	4,288
	Glacier Bancorp Inc.	76,714	4,225
	Bank OZK	100,130	4,221
	Interactive Brokers Group Inc. Class A	63,931	4,202
	OneMain Holdings Inc.	68,044	4,077
	Unum Group	141,793	4,027
	CIT Group Inc.	77,832	4,015
	PacWest Bancorp	95,739	3,941
	Evercore Inc. Class A	27,903	3,928
	Webster Financial Corp.	73,552	3,923
	Erie Indemnity Co. Class A	20,258	3,917
	New York Community Bancorp Inc.	355,022	3,912
	Sterling Bancorp	156,537	3,881
	Essent Group Ltd.	86,046	3,868
	Lazard Ltd. Class A	83,022	3,757
	Selective Insurance Group Inc.	46,150	3,745
	First Citizens BancShares Inc. Class A	4,464	3,717
*	Open Lending Corp. Class A	86,231	3,716
	RLI Corp.	35,251	3,687
	MGIC Investment Corp.	270,414	3,678
	New Residential Investment Corp.	344,392	3,647
	Kemper Corp.	49,272	3,641
	United Bankshares Inc.	98,627	3,600
	Hanover Insurance Group Inc.	26,202	3,554
	Wintrust Financial Corp.	46,065	3,484
	Blackstone Mortgage Trust Inc. Class A	107,797	3,438
	Radian Group Inc.	152,430	3,392
	Houlihan Lokey Inc. Class A	41,289	3,377
*	Trupanion Inc.	29,189	3,360
	Community Bank System Inc.	44,182	3,342
*	Credit Acceptance Corp.	7,247	3,291
	BankUnited Inc.	74,854	3,196
	UMB Financial Corp.	34,230	3,185
*	Brighthouse Financial Inc.	69,827	3,180
	Pacific Premier Bancorp Inc.	73,509	3,109
	Umpqua Holdings Corp.	167,771	3,095
	FNB Corp.	246,175	3,035
	First Hawaiian Inc.	106,291	3,012
	Hancock Whitney Corp.	67,429	2,997
*,1	Lemonade Inc.	26,960	2,950
	Axis Capital Holdings Ltd.	59,297	2,906
		Shares	Market Value• ($000)
	Home BancShares Inc.	115,090	2,840
	Kinsale Capital Group Inc.	16,804	2,769
	Eastern Bankshares Inc.	134,573	2,768
	White Mountains Insurance Group Ltd.	2,401	2,756
	Chimera Investment Corp.	181,921	2,740
	Assured Guaranty Ltd.	57,153	2,714
	Moelis & Co. Class A	47,263	2,689
	Ameris Bancorp	52,929	2,680
	Bank of Hawaii Corp.	31,600	2,661
	Navient Corp.	136,341	2,635
*	Texas Capital Bancshares Inc.	41,179	2,614
	Investors Bancorp Inc.	181,722	2,591
	ServisFirst Bancshares Inc.	37,961	2,581
	Artisan Partners Asset Management Inc. Class A	49,469	2,514
	CNO Financial Group Inc.	105,919	2,502
	Federated Hermes Inc.	73,035	2,477
*	Enstar Group Ltd.	10,330	2,468
	Cathay General Bancorp	61,620	2,425
	Walker & Dunlop Inc.	23,206	2,422
	Simmons First National Corp. Class A	81,991	2,406
	FirstCash Inc.	31,368	2,398
	Associated Banc-Corp.	116,690	2,390
*	Marathon Digital Holdings Inc.	75,430	2,366
	BancorpSouth Bank	82,153	2,327
	United Community Banks Inc.	72,457	2,319
	Old National Bancorp	130,300	2,295
*	Cannae Holdings Inc.	67,053	2,274
	Columbia Banking System Inc.	58,580	2,259
	Hamilton Lane Inc. Class A	24,585	2,240
	Independent Bank Group Inc.	30,102	2,227
	American Equity Investment Life Holding Co.	68,471	2,213
*,1	Riot Blockchain Inc.	57,109	2,151
	Virtu Financial Inc. Class A	77,464	2,140
[1]	Rocket Cos. Inc. Class A	108,676	2,103
	Atlantic Union Bankshares Corp.	57,733	2,091
	Fulton Financial Corp.	131,769	2,079
	First Bancorp. (XNYS)	173,978	2,074
*	Silvergate Capital Corp. Class A	18,198	2,062
	Cadence BanCorp. Class A	95,731	1,999
	Independent Bank Corp. (XNGS)	25,893	1,955
	BOK Financial Corp.	22,556	1,953
	CVB Financial Corp.	94,102	1,938
*	LendingTree Inc.	9,084	1,925
	First Merchants Corp.	46,012	1,917

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Washington Federal Inc.	59,060	1,877
	Hilltop Holdings Inc.	51,489	1,874
	Piper Sandler Cos.	14,416	1,868
	First Midwest Bancorp Inc.	93,428	1,853
*	Focus Financial Partners Inc. Class A	38,171	1,851
	WSFS Financial Corp.	39,620	1,846
*	Axos Financial Inc.	39,435	1,829
	International Bancshares Corp.	41,436	1,779
	Arbor Realty Trust Inc.	99,189	1,768
	Santander Consumer USA Holdings Inc.	47,441	1,723
	Towne Bank	56,355	1,714
*	Mr Cooper Group Inc.	51,554	1,704
	Goosehead Insurance Inc. Class A	13,335	1,698
	MFA Financial Inc.	369,079	1,694
	Sandy Spring Bancorp Inc.	38,252	1,688
	PennyMac Mortgage Investment Trust	79,516	1,675
	PennyMac Financial Services Inc.	26,999	1,666
	Two Harbors Investment Corp.	220,365	1,666
	Renasant Corp.	41,505	1,660
	Flagstar Bancorp Inc.	39,251	1,659
	Cohen & Steers Inc.	20,142	1,653
	Apollo Commercial Real Estate Finance Inc.	101,059	1,612
	Virtus Investment Partners Inc.	5,776	1,604
	First Financial Bancorp	66,571	1,573
	WesBanco Inc.	43,880	1,563
*	Genworth Financial Inc. Class A	397,871	1,552
*	Upstart Holdings Inc.	12,253	1,530
	Eagle Bancorp Inc.	27,256	1,529
	BGC Partners Inc. Class A	268,935	1,525
	Great Western Bancorp Inc.	46,244	1,516
	Live Oak Bancshares Inc.	25,572	1,509
	Seacoast Banking Corp. of Florida	44,116	1,507
*	NMI Holdings Inc. Class A	66,041	1,485
*	Palomar Holdings Inc.	19,368	1,462
	Banner Corp.	26,789	1,452
	New York Mortgage Trust Inc.	324,258	1,449
	Hope Bancorp Inc.	100,832	1,430
	Mercury General Corp.	21,992	1,428
	Argo Group International Holdings Ltd.	27,378	1,419
	Northwest Bancshares Inc.	102,338	1,396
	Heartland Financial USA Inc.	29,644	1,393
*	LendingClub Corp.	76,681	1,390
*	Triumph Bancorp Inc.	18,328	1,361
*	PRA Group Inc.	35,059	1,349
		Shares	Market Value• ($000)
	Provident Financial Services Inc.	57,935	1,326
	BancFirst Corp.	21,205	1,324
	Horace Mann Educators Corp.	34,976	1,309
	Park National Corp.	11,134	1,307
	Meta Financial Group Inc.	25,773	1,305
	Veritex Holdings Inc.	35,834	1,269
	Lakeland Financial Corp.	20,431	1,259
	Stewart Information Services Corp.	22,045	1,250
	Capitol Federal Financial Inc.	105,926	1,248
	First Interstate BancSystem Inc. Class A	29,524	1,235
*	Encore Capital Group Inc.	26,027	1,233
	PJT Partners Inc. Class A	17,141	1,224
	First Commonwealth Financial Corp.	84,282	1,186
*	eHealth Inc.	19,930	1,164
	Westamerica BanCorp.	19,608	1,138
	Brightsphere Investment Group Inc.	48,030	1,125
	Redwood Trust Inc.	90,872	1,097
	Broadmark Realty Capital Inc.	103,593	1,097
	iStar Inc.	51,931	1,077
	Trustmark Corp.	34,832	1,073
	FB Financial Corp.	28,588	1,067
	StepStone Group Inc. Class A	30,849	1,061
	S&T Bancorp Inc.	33,825	1,059
	First Busey Corp.	42,391	1,045
	James River Group Holdings Ltd.	27,749	1,041
	Boston Private Financial Holdings Inc.	70,140	1,035
	Berkshire Hills Bancorp Inc.	37,476	1,027
	Ladder Capital Corp. Class A	88,338	1,019
	OceanFirst Financial Corp.	48,125	1,003
	ProAssurance Corp.	44,090	1,003
	First Bancorp.	24,168	989
	Enterprise Financial Services Corp.	21,034	976
	AMERISAFE Inc.	16,318	974
*	SiriusPoint Ltd.	96,377	971
	Safety Insurance Group Inc.	12,289	962
	NBT Bancorp Inc.	26,212	943
	American National Group Inc.	6,284	933
*	Bancorp Inc.	39,185	902
*	Enova International Inc.	26,376	902
	TFS Financial Corp.	44,268	899
	Invesco Mortgage Capital Inc.	228,512	891
	Dime Community Bancshares Inc.	26,442	889
	TriCo Bancshares	20,700	881

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Stock Yards Bancorp Inc.	17,243	878
	Premier Financial Corp.	30,840	876
*	BRP Group Inc. Class A	32,684	871
	National Bank Holdings Corp. Class A	22,575	852
	Tompkins Financial Corp.	10,794	837
	Customers Bancorp Inc.	21,171	825
	Employers Holdings Inc.	19,118	818
	City Holding Co.	10,692	804
	Nelnet Inc. Class A	10,659	802
	OFG Bancorp	35,746	791
	Brookline Bancorp Inc.	52,294	782
	German American Bancorp Inc.	21,022	782
	Origin Bancorp Inc.	18,382	781
	Cowen Inc. Class A	18,988	779
	Lakeland Bancorp Inc.	43,613	762
	ConnectOne Bancorp Inc.	28,770	753
	Washington Trust Bancorp Inc.	14,595	749
	B Riley Financial Inc.	9,912	748
	Southside Bancshares Inc.	19,305	738
*	StoneX Group Inc.	12,050	731
*	Oscar Health Inc. Class A	33,664	724
	Granite Point Mortgage Trust Inc.	48,363	713
	Federal Agricultural Mortgage Corp. Class C	7,065	699
	Ready Capital Corp.	43,946	697
*,1	MetroMile Inc.	76,215	697
	Bryn Mawr Bank Corp.	16,366	690
	Kearny Financial Corp.	57,753	690
	Banc of California Inc.	39,297	689
	Meridian Bancorp Inc.	33,418	684
	KKR Real Estate Finance Trust Inc.	31,335	678
	Univest Financial Corp.	25,434	671
	Ellington Financial Inc.	34,971	670
	Heritage Financial Corp.	26,783	670
*	Blucora Inc.	38,109	660
	HomeStreet Inc.	16,210	660
	First Bancorp Inc. (XNMS)	17,497	655
*	Columbia Financial Inc.	37,453	645
	WisdomTree Investments Inc.	103,732	643
	Northfield Bancorp Inc.	38,905	638
	QCR Holdings Inc.	13,202	635
	Brightspire Capital Inc.	67,552	635
	TPG RE Finance Trust Inc.	46,515	626
*	Ambac Financial Group Inc.	39,914	625
	First Foundation Inc.	27,068	609
*,1	Root Inc. Class A	56,180	608
*	Watford Holdings Ltd.	17,083	598
	Great Southern Bancorp Inc.	11,028	594
	National Western Life Group Inc. Class A	2,615	587
		Shares	Market Value• ($000)
	Preferred Bank	9,251	585
	Central Pacific Financial Corp.	22,233	579
	Heritage Commerce Corp.	51,480	573
*	MoneyGram International Inc.	56,062	565
[1]	UWM Holdings Corp.	66,913	565
*	GoHealth Inc. Class A	50,258	563
	Community Trust Bancorp Inc.	13,784	557
	TrustCo Bank Corp. NY	16,208	557
	United Fire Group Inc.	20,043	556
	Camden National Corp.	11,605	554
	Horizon Bancorp Inc.	31,511	549
	Flushing Financial Corp.	25,350	543
	HCI Group Inc.	5,457	543
*	World Acceptance Corp.	3,361	539
	Capstead Mortgage Corp.	86,808	533
	Hanmi Financial Corp.	27,562	525
	Harbornone Bancorp Inc.	34,932	501
	Merchants Bancorp	12,440	488
	Peapack-Gladstone Financial Corp.	15,693	488
	ARMOUR Residential REIT Inc.	42,626	487
	Republic Bancorp Inc. Class A	10,316	476
*	TriState Capital Holdings Inc.	22,836	466
	First of Long Island Corp.	21,614	459
*	Atlantic Capital Bancshares Inc.	17,888	455
	First Mid Bancshares Inc.	11,036	447
	Mercantile Bank Corp.	14,802	447
	Arrow Financial Corp.	12,069	434
	Cambridge Bancorp	5,229	434
	Independent Bank Corp.	19,950	433
*	CrossFirst Bankshares Inc.	31,136	428
	Byline Bancorp Inc.	18,876	427
	Altabancorp	9,564	414
	Financial Institutions Inc.	13,757	413
	Allegiance Bancshares Inc.	10,685	411
*	Nicolet Bankshares Inc.	5,828	410
	West BanCorp. Inc	14,723	409
	Dynex Capital Inc.	21,780	406
*	Oportun Financial Corp.	20,214	405
	Diamond Hill Investment Group Inc.	2,410	403
[1]	Orchid Island Capital Inc.	77,448	402
	Victory Capital Holdings Inc. Class A	12,377	400
	Hingham Institution for Savings	1,342	390
*	Amerant Bancorp Inc.	18,206	389
*	Metropolitan Bank Holding Corp.	6,393	385

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	MBIA Inc.	34,724	382
*	Equity Bancshares Inc. Class A	12,511	381
	Farmers National Banc Corp.	24,423	379
	MidWestOne Financial Group Inc.	13,151	378
	Bank of Marin Bancorp	11,728	374
	RBB Bancorp	15,393	373
	Sculptor Capital Management Inc. Class A	14,349	353
	CBTX Inc.	12,864	351
	HomeTrust Bancshares Inc.	12,495	349
	Reliant Bancorp Inc.	12,274	340
	MVB Financial Corp.	7,888	337
	Old Second Bancorp Inc.	26,939	334
	GCM Grosvenor Inc. Class A	32,062	334
	Waterstone Financial Inc.	16,948	333
	Oppenheimer Holdings Inc. Class A	6,504	331
	First Financial Corp.	8,082	330
	Bank First Corp.	4,705	328
	Southern Missouri Bancorp Inc.	7,236	325
*	Assetmark Financial Holdings Inc.	12,803	321
*	Southern First Bancshares Inc.	6,267	321
	Universal Insurance Holdings Inc.	22,580	313
	Bar Harbor Bankshares	10,890	312
	Regional Management Corp.	6,622	308
	First Bancorp Inc. (XNGS)	10,329	304
	Midland States Bancorp Inc.	11,303	297
	First Internet Bancorp	9,481	294
	State Auto Financial Corp.	17,154	294
	Guaranty Bancshares Inc.	8,583	292
	Sierra Bancorp	11,421	291
	First Community Bankshares Inc.	9,516	284
	Primis Financial Corp.	18,589	284
	CNB Financial Corp.	12,325	281
	Citizens & Northern Corp.	11,421	280
	Business First Bancshares Inc.	12,106	278
*	Bridgewater Bancshares Inc.	16,910	273
	Civista Bancshares Inc.	12,290	272
	First Choice Bancorp	8,864	270
	Home Bancorp Inc.	7,072	270
	Spirit of Texas Bancshares Inc.	11,836	270
	Bank of Commerce Holdings	17,841	268
	PCSB Financial Corp.	14,750	268
	SmartFinancial Inc.	11,166	268
	Peoples Bancorp Inc.	8,932	265
*	EZCorp. Inc. Class A	42,879	259
		Shares	Market Value• ($000)
	Capstar Financial Holdings Inc.	12,603	258
*	Carter Bankshares Inc.	20,477	256
	American National Bankshares Inc.	8,097	252
	Great Ajax Corp.	19,118	248
	Metrocity Bankshares Inc.	13,855	243
	Enterprise Bancorp Inc.	7,396	242
*	Howard Bancorp Inc.	15,023	242
*	Trean Insurance Group Inc.	15,892	240
	Community Bankers Trust Corp.	21,096	239
	Summit Financial Group Inc.	10,872	239
	Curo Group Holdings Corp.	13,913	237
	Peoples Financial Services Corp.	5,555	237
	National Bankshares Inc.	6,731	236
	First Bank	17,152	232
	Capital City Bank Group Inc.	8,723	225
	Alerus Financial Corp.	7,753	225
	First Business Financial Services Inc.	8,209	222
	Century Bancorp Inc. Class A	1,921	219
	Northeast Bank	7,301	218
	FS Bancorp Inc.	3,051	217
*	Ocwen Financial Corp.	6,957	216
	Macatawa Bank Corp.	24,533	215
	Investors Title Co.	1,228	214
	Northrim BanCorp Inc.	5,007	214
*	Select Bancorp Inc.	13,079	211
	ACNB Corp.	7,552	211
*,1	Citizens Inc. Class A	39,264	208
	Investar Holding Corp.	8,881	203
	Independence Holding Co.	4,360	202
	Farmers & Merchants Bancorp Inc.	9,093	198
	Amalgamated Financial Corp.	12,684	198
*	Republic First Bancorp Inc.	48,570	194
	Blue Ridge Bankshares Inc.	11,023	193
	Marlin Business Services Corp.	8,289	189
	Territorial Bancorp Inc.	7,222	188
	Bank of Princeton	6,539	187
*	Pacific Mercantile Bancorp	21,670	186
	Bankwell Financial Group Inc.	6,682	185
	Heritage Insurance Holdings Inc.	21,610	185
*	Five Star Bancorp	7,591	183
	Orrstown Financial Services Inc.	7,905	182
*	BayCom Corp.	10,074	181
	Tiptree Inc.	19,509	181
*	Medallion Financial Corp.	20,075	178

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Richmond Mutual BanCorp. Inc.	11,942	178
	Crawford & Co. Class B	20,568	177
	Timberland Bancorp Inc.	6,298	177
	Ellington Residential Mortgage REIT	14,992	176
*	Greenlight Capital Re Ltd. Class A	18,936	173
	Luther Burbank Corp.	14,477	172
*	Coastal Financial Corp.	6,035	172
	PCB Bancorp	10,468	169
	Westwood Holdings Group Inc.	7,751	169
	Codorus Valley Bancorp Inc.	8,406	168
	BankFinancial Corp.	14,629	167
	Greenhill & Co. Inc.	10,650	166
*	Safeguard Scientifics Inc.	21,427	166
	First Northwest Bancorp	9,392	165
	Unity Bancorp Inc.	7,494	165
	South Plains Financial Inc.	7,074	164
*	First Western Financial Inc.	6,238	162
*	NI Holdings Inc.	8,452	161
	Shore Bancshares Inc.	9,614	161
	ESSA Bancorp Inc.	9,620	158
	Riverview Bancorp Inc.	22,319	158
	ChoiceOne Financial Services Inc.	6,523	158
*	Professional Holding Corp. Class A	8,790	158
	Hawthorn Bancshares Inc.	6,846	157
*	Amerant Bancorp Inc. Class B	8,024	157
	Community Financial Corp.	4,532	156
	1st Constitution Bancorp	7,270	150
	Level One Bancorp Inc.	5,494	150
	Penns Woods Bancorp Inc.	6,226	148
*	MainStreet Bancshares Inc.	6,562	148
	Provident Bancorp Inc.	9,103	148
	Evans Bancorp Inc.	3,966	147
	Premier Financial Bancorp Inc.	8,723	147
	OP Bancorp	14,487	146
	Red River Bancshares Inc.	2,895	146
	Plumas Bancorp	4,517	145
*	Arlington Asset Investment Corp. Class A	35,385	144
	County Bancorp Inc.	4,244	144
	Central Valley Community Bancorp	7,048	142
	First Community Corp.	7,052	142
	BCB Bancorp Inc.	10,481	141
	Donegal Group Inc. Class A	9,483	138
	LCNB Corp.	8,403	138
	Chemung Financial Corp.	3,092	137
		Shares	Market Value• ($000)
	1st Source Corp.	2,941	137
	Union Bankshares Inc.	3,794	137
	Mid Penn Bancorp Inc.	4,979	137
	First Financial Northwest Inc.	8,982	136
	Parke Bancorp Inc.	6,976	136
	Western New England Bancorp Inc.	15,919	130
	FNCB Bancorp Inc.	17,770	129
*	Manning & Napier Inc.	16,394	129
	Ames National Corp.	5,256	129
*	Maiden Holdings Ltd.	38,102	128
*	FVCBankcorp Inc.	7,380	127
*	Pioneer Bancorp Inc.	10,394	125
*	Capital Bancorp Inc.	6,085	124
	GAMCO Investors Inc. Class A	4,894	123
	Meridian Corp.	4,682	123
	Middlefield Banc Corp.	5,180	122
	Western Asset Mortgage Capital Corp.	37,649	122
[1]	First Capital Inc.	2,766	120
*	Security National Financial Corp. Class A	13,770	120
*	ACRES Commercial Realty Corp.	7,472	120
	Virginia National Bankshares Corp.	3,023	118
	Fidelity D&D Bancorp Inc.	2,155	117
	C&F Financial Corp.	2,281	116
	AG Mortgage Investment Trust Inc.	27,136	116
	Mackinac Financial Corp.	5,874	116
*	Finance of America Cos. Inc. Class A	15,156	116
	First United Corp.	6,583	115
	Pzena Investment Management Inc. Class A	10,406	115
	United Security Bancshares	14,133	115
*	Esquire Financial Holdings Inc.	4,853	115
	Lument Finance Trust Inc.	27,115	114
	CB Financial Services Inc.	5,108	113
	United Insurance Holdings Corp.	19,845	113
	Salisbury Bancorp Inc.	2,232	113
	HBT Financial Inc.	6,435	112
*	California BanCorp.	5,914	111
	Nexpoint Real Estate Finance Inc.	5,255	110
	Sachem Capital Corp.	20,534	110
	Norwood Financial Corp.	3,972	103
	Peoples Bancorp of North Carolina Inc.	3,935	102
	Guild Holdings Co. Class A	6,557	101
	Citizens Community Bancorp Inc.	7,386	101
	American River Bankshares	5,540	100

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	SB Financial Group Inc.	5,360	99
	Provident Financial Holdings Inc.	5,547	96
*	Velocity Financial LLC	7,686	96
	U.S. Global Investors Inc. Class A	15,552	96
*	ProSight Global Inc.	7,452	95
	Cherry Hill Mortgage Investment Corp.	9,546	94
*	Riverview Financial Corp.	8,121	93
*	Ponce de Leon Federal Bank	6,750	92
	Eagle Bancorp Montana Inc.	3,864	89
*	Malvern Bancorp Inc.	4,773	88
	Old Point Financial Corp.	3,612	88
	AFC Gamma Inc.	4,257	88
*	Consumer Portfolio Services Inc.	19,297	87
*	Heritage Global Inc.	34,014	86
	First Guaranty Bancshares Inc.	4,247	83
	Prudential Bancorp Inc.	5,501	76
*	Sterling Bancorp Inc.	16,749	76
*	Elevate Credit Inc.	20,549	73
	Associated Capital Group Inc. Class A	1,854	72
	Ohio Valley Banc Corp.	2,951	72
	Greene County Bancorp Inc.	2,548	72
	Silvercrest Asset Management Group Inc. Class A	4,801	72
	First Savings Financial Group Inc.	921	67
	Kingstone Cos. Inc.	8,512	66
*	Broadway Financial Corp.	24,365	66
	IF Bancorp Inc.	2,846	65
	Summit State Bank	3,975	62
	AmeriServ Financial Inc.	15,247	60
*	MMA Capital Holdings Inc.	2,227	60
*	Angel Oak Mortgage Inc.	3,367	60
	Auburn National BanCorp Inc.	1,551	55
	Manhattan Bridge Capital Inc.	6,830	53
	Oak Valley Bancorp	2,728	50
*	Randolph Bancorp Inc.	2,351	49
	Bank7 Corp.	2,764	48
	Sound Financial Bancorp Inc.	1,102	48
*	BM Technologies Inc.	4,112	46
	FedNat Holding Co.	10,920	45
*	Rhinebeck Bancorp Inc.	3,974	43
*	Great Elm Group Inc.	18,596	42
*	Nicholas Financial Inc.	3,692	41
	Severn Bancorp Inc.	3,402	40
	Cortland Bancorp	1,445	39
	Hennessy Advisors Inc.	3,282	31
	Colony Bankcorp Inc.	1,643	29
	Franklin Financial Services Corp.	739	24
		Shares	Market Value• ($000)
*	Conifer Holdings Inc.	4,822	14
			3,957,398
Health Care (13.0%)
	Johnson & Johnson	2,101,224	346,156
	UnitedHealth Group Inc.	753,118	301,579
	Pfizer Inc.	4,466,617	174,913
	Abbott Laboratories	1,418,071	164,397
	AbbVie Inc.	1,409,292	158,743
	Thermo Fisher Scientific Inc.	313,658	158,231
	Eli Lilly & Co.	688,824	158,099
	Merck & Co. Inc.	2,020,563	157,139
	Danaher Corp.	512,328	137,488
	Medtronic plc	1,075,475	133,499
	Bristol-Myers Squibb Co.	1,781,810	119,061
	Amgen Inc.	458,404	111,736
*	Intuitive Surgical Inc.	94,514	86,919
	Anthem Inc.	195,440	74,619
	Zoetis Inc.	378,779	70,589
	Gilead Sciences Inc.	1,000,496	68,894
	Stryker Corp.	255,459	66,350
	Cigna Corp.	273,930	64,941
*	Moderna Inc.	272,337	63,994
	Becton Dickinson and Co.	232,187	56,466
*	Illumina Inc.	116,551	55,153
*	Edwards Lifesciences Corp.	496,105	51,382
*	Boston Scientific Corp.	1,134,259	48,501
	Humana Inc.	103,079	45,635
	HCA Healthcare Inc.	215,160	44,482
*	Regeneron Pharmaceuticals Inc.	79,362	44,327
*	IDEXX Laboratories Inc.	68,057	42,981
*	Vertex Pharmaceuticals Inc.	206,585	41,654
*	Biogen Inc.	120,143	41,602
*	IQVIA Holdings Inc.	152,848	37,038
*	Align Technology Inc.	59,882	36,588
	Agilent Technologies Inc.	244,091	36,079
*	Veeva Systems Inc. Class A	109,907	34,176
*	Centene Corp.	465,487	33,948
*	DexCom Inc.	77,096	32,920
	Baxter International Inc.	401,585	32,328
*	Alexion Pharmaceuticals Inc.	175,527	32,246
	ResMed Inc.	116,345	28,681
	Zimmer Biomet Holdings Inc.	166,688	26,807
*	Laboratory Corp. of America Holdings	77,989	21,513
	West Pharmaceutical Services Inc.	59,008	21,190
	Cerner Corp.	241,302	18,860
*	Teladoc Health Inc.	110,924	18,446
*	Seagen Inc.	108,668	17,157
*	Exact Sciences Corp.	136,729	16,997
*	Horizon Therapeutics plc	178,376	16,703
*	Alnylam Pharmaceuticals Inc.	93,488	15,848
	STERIS plc	75,751	15,627
	Cooper Cos. Inc.	39,231	15,546

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Novocure Ltd.	70,035	15,535
	Teleflex Inc.	37,304	14,988
*	Charles River Laboratories International Inc.	40,262	14,894
*	Catalent Inc.	135,301	14,629
*	Insulet Corp.	52,719	14,472
*	Avantor Inc.	395,556	14,046
	Bio-Techne Corp.	30,960	13,940
	PerkinElmer Inc.	89,621	13,838
	Quest Diagnostics Inc.	104,617	13,806
	Viatris Inc.	964,865	13,788
*	Hologic Inc.	204,025	13,613
	Cardinal Health Inc.	231,945	13,242
*	Elanco Animal Health Inc. (XNYS)	377,013	13,079
*	Novavax Inc.	59,127	12,553
*	Incyte Corp.	148,065	12,457
*	10X Genomics Inc. Class A	62,563	12,251
*	BioMarin Pharmaceutical Inc.	146,757	12,245
*	Molina Healthcare Inc.	46,439	11,752
*	ABIOMED Inc.	36,189	11,295
	DENTSPLY SIRONA Inc.	174,957	11,068
*	Bio-Rad Laboratories Inc. Class A	16,720	10,773
	Royalty Pharma plc Class A	249,400	10,223
*	Masimo Corp.	39,753	9,638
*	Guardant Health Inc.	76,576	9,510
	Universal Health Services Inc. Class B	58,879	8,622
*	Intellia Therapeutics Inc.	51,930	8,408
*	Henry Schein Inc.	113,191	8,398
*	Repligen Corp.	41,457	8,276
*	Jazz Pharmaceuticals plc	45,533	8,088
*	Penumbra Inc.	27,899	7,646
*	Syneos Health Inc.	83,577	7,479
*	Neurocrine Biosciences Inc.	75,039	7,303
*	Natera Inc.	62,879	7,139
*	DaVita Inc.	55,373	6,669
*	Bridgebio Pharma Inc.	107,055	6,526
*	Arrowhead Pharmaceuticals Inc.	78,627	6,512
*	Amedisys Inc.	26,150	6,405
*	United Therapeutics Corp.	35,514	6,372
	Encompass Health Corp.	79,663	6,216
*	Organon & Co.	203,733	6,165
	Chemed Corp.	12,769	6,059
	Hill-Rom Holdings Inc.	52,901	6,009
	Bruker Corp.	78,655	5,976
*	Mirati Therapeutics Inc.	36,824	5,948
*	STAAR Surgical Co.	37,354	5,696
*	Oak Street Health Inc.	96,898	5,675
*	Tenet Healthcare Corp.	84,003	5,627
*	Envista Holdings Corp.	128,751	5,563
*	Fate Therapeutics Inc.	63,948	5,550
*	Acceleron Pharma Inc.	43,437	5,451
*	HealthEquity Inc.	65,951	5,308
*	Pacific Biosciences of California Inc.	150,049	5,247
		Shares	Market Value• ($000)
*	Omnicell Inc.	34,155	5,173
*	Halozyme Therapeutics Inc.	112,380	5,103
*	Invitae Corp.	151,189	5,100
*	Denali Therapeutics Inc.	62,911	4,935
	Perrigo Co. plc	107,532	4,930
*	Globus Medical Inc. Class A	62,446	4,841
*	Shockwave Medical Inc.	25,054	4,754
*	LHC Group Inc.	23,580	4,722
*	Sarepta Therapeutics Inc.	60,041	4,668
*	Twist Bioscience Corp.	35,028	4,667
*	Ultragenyx Pharmaceutical Inc.	48,011	4,578
*	Tandem Diabetes Care Inc.	46,794	4,558
*	PPD Inc.	98,711	4,550
*	Exelixis Inc.	249,564	4,547
*	Acadia Healthcare Co. Inc.	71,275	4,473
*	Nevro Corp.	26,402	4,377
*	Ionis Pharmaceuticals Inc.	107,551	4,290
*	Blueprint Medicines Corp.	47,181	4,150
*	Inspire Medical Systems Inc.	20,710	4,002
*	Medpace Holdings Inc.	22,447	3,965
*	NeoGenomics Inc.	87,087	3,934
*	TG Therapeutics Inc.	101,118	3,922
*	Adaptive Biotechnologies Corp.	95,064	3,884
*	Beam Therapeutics Inc.	30,111	3,876
*	Integra LifeSciences Holdings Corp.	56,519	3,857
*	Neogen Corp.	82,740	3,809
*	CareDx Inc.	40,875	3,741
*	Quidel Corp.	28,776	3,687
	Ensign Group Inc.	41,418	3,590
	Select Medical Holdings Corp.	84,265	3,561
*	ICU Medical Inc.	16,098	3,313
*	Arena Pharmaceuticals Inc.	48,153	3,284
*	Apellis Pharmaceuticals Inc.	51,458	3,252
	Premier Inc. Class A	92,652	3,223
	CONMED Corp.	23,296	3,202
*	Alkermes plc	128,709	3,156
*	Editas Medicine Inc. Class A	55,594	3,149
*	Privia Health Group Inc.	70,031	3,107
*	Maravai LifeSciences Holdings Inc. Class A	72,923	3,043
*	Reata Pharmaceuticals Inc. Class A	21,387	3,027
*	Glaukos Corp.	35,200	2,986
*	NuVasive Inc.	42,201	2,860
*	Haemonetics Corp.	41,798	2,785
*	AtriCure Inc.	34,904	2,769
*	Iovance Biotherapeutics Inc.	104,419	2,717
*	Merit Medical Systems Inc.	42,021	2,717
*	Progyny Inc.	45,727	2,698

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Agios Pharmaceuticals Inc.	48,798	2,689
*	Insmed Inc.	91,321	2,599
*	Allakos Inc.	30,270	2,584
*	Multiplan Corp.	268,631	2,557
*	Integer Holdings Corp.	26,968	2,540
*	1Life Healthcare Inc.	76,512	2,529
*	Nektar Therapeutics Class A	144,878	2,486
*	Cassava Sciences Inc.	28,778	2,459
*	Vir Biotechnology Inc.	51,898	2,454
*	Emergent BioSolutions Inc.	38,201	2,406
*	ACADIA Pharmaceuticals Inc.	98,612	2,405
	Owens & Minor Inc.	56,805	2,405
*	Intra-Cellular Therapies Inc.	58,845	2,402
*	Arvinas Inc.	31,182	2,401
*	NanoString Technologies Inc.	36,780	2,383
*	PTC Therapeutics Inc.	56,360	2,382
*	Sage Therapeutics Inc.	41,850	2,378
*	Turning Point Therapeutics Inc.	30,100	2,348
*	R1 RCM Inc.	105,273	2,341
*	Kodiak Sciences Inc.	24,760	2,303
*	BioCryst Pharmaceuticals Inc.	140,348	2,219
*	Inari Medical Inc.	23,710	2,212
*	Veracyte Inc.	54,761	2,189
*,1	Sorrento Therapeutics Inc.	220,343	2,135
*	Pacira BioSciences Inc.	34,369	2,086
*	Amicus Therapeutics Inc.	215,372	2,076
*	Dicerna Pharmaceuticals Inc.	55,578	2,074
	Patterson Cos. Inc.	68,176	2,072
*	Accolade Inc.	38,019	2,065
*	Inovalon Holdings Inc. Class A	60,246	2,053
*	Prestige Consumer Healthcare Inc.	39,298	2,047
*	MEDNAX Inc.	67,216	2,027
*	Karuna Therapeutics Inc.	17,413	1,985
*	Vericel Corp.	37,678	1,978
*	Phreesia Inc.	32,023	1,963
	Healthcare Services Group Inc.	61,320	1,936
*	SpringWorks Therapeutics Inc.	23,354	1,925
*	Option Care Health Inc.	86,829	1,899
*	Sotera Health Co.	77,920	1,888
*	agilon health Inc.	46,217	1,875
*	FibroGen Inc.	68,363	1,821
*	Magellan Health Inc.	19,311	1,819
*	Myriad Genetics Inc.	59,331	1,814
*	Corcept Therapeutics Inc.	81,499	1,793
*	Heska Corp.	7,780	1,787
*	Apollo Medical Holdings Inc.	28,225	1,773
*	Bluebird Bio Inc.	54,636	1,747
*	Outset Medical Inc.	34,874	1,743
*	Axonics Inc.	27,402	1,738
*	ModivCare Inc.	10,217	1,738
		Shares	Market Value• ($000)
*	Surgery Partners Inc.	26,066	1,737
*	Global Blood Therapeutics Inc.	49,510	1,734
*	Ligand Pharmaceuticals Inc.	13,107	1,720
*,1	GoodRx Holdings Inc. Class A	47,285	1,703
*	American Well Corp. Class A	133,615	1,681
*	Health Catalyst Inc.	30,052	1,668
*	Berkeley Lights Inc.	37,148	1,665
*	Revance Therapeutics Inc.	55,737	1,652
*,1	Bionano Genomics Inc.	222,599	1,632
*,1	Butterfly Network Inc.	111,779	1,619
*	Axsome Therapeutics Inc.	23,562	1,589
*,1	Inovio Pharmaceuticals Inc.	171,153	1,587
*	AdaptHealth Corp. Class A	57,432	1,574
*	Rocket Pharmaceuticals Inc.	35,462	1,571
*	Xencor Inc.	45,021	1,553
*	Community Health Systems Inc.	98,310	1,518
*	iRhythm Technologies Inc.	22,779	1,511
*	Relay Therapeutics Inc.	40,812	1,493
*	Protagonist Therapeutics Inc.	32,950	1,479
*	Quanterix Corp.	25,121	1,474
*	Allogene Therapeutics Inc.	56,056	1,462
*	Translate Bio Inc.	52,733	1,452
*	REVOLUTION Medicines Inc.	45,384	1,440
*	Ironwood Pharmaceuticals Inc. Class A	111,026	1,429
*	Avanos Medical Inc.	39,000	1,418
*	Zentalis Pharmaceuticals Inc.	26,588	1,414
*	Lantheus Holdings Inc.	50,719	1,402
*	Ortho Clinical Diagnostics Holdings plc Class H	65,321	1,399
*,1	Fulgent Genetics Inc.	15,040	1,387
*	Evolent Health Inc. Class A	63,403	1,339
	Luminex Corp.	36,260	1,334
*,1	Ocugen Inc.	163,919	1,316
*	Cardiovascular Systems Inc.	30,085	1,283
*	Heron Therapeutics Inc.	82,680	1,283
*	Seres Therapeutics Inc.	53,773	1,282
*	BioLife Solutions Inc.	28,772	1,281
*	Deciphera Pharmaceuticals Inc.	34,498	1,263
*	Supernus Pharmaceuticals Inc.	40,752	1,255
*	Anavex Life Sciences Corp.	54,608	1,248
*	Castle Biosciences Inc.	16,961	1,244
*	MacroGenics Inc.	45,784	1,230
	U.S. Physical Therapy Inc.	10,494	1,216
*	Avid Bioservices Inc.	46,967	1,205
*	OPKO Health Inc.	296,764	1,202

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Clover Health Investments Corp.	90,094	1,200
*	RadNet Inc.	35,440	1,194
*	Silk Road Medical Inc.	24,912	1,192
*	Brookdale Senior Living Inc.	148,359	1,172
*	REGENXBIO Inc.	29,807	1,158
*	Codexis Inc.	50,883	1,153
*	Sangamo Therapeutics Inc.	95,903	1,148
*	Arcus Biosciences Inc.	40,907	1,123
*	Celldex Therapeutics Inc.	33,048	1,105
*	Inogen Inc.	16,851	1,098
*	Addus HomeCare Corp.	12,517	1,092
*	Kura Oncology Inc.	52,024	1,085
*	Doximity Inc. Class A	18,601	1,083
*	ImmunoGen Inc.	163,470	1,077
*	Cytokinetics Inc.	54,313	1,075
*	Nuvation Bio Inc.	112,182	1,044
*	Atara Biotherapeutics Inc.	66,493	1,034
*	C4 Therapeutics Inc.	26,614	1,007
*	Atea Pharmaceuticals Inc.	46,140	991
*	MannKind Corp.	180,773	985
*	Kymera Therapeutics Inc.	20,280	984
*	CorVel Corp.	7,213	969
*,1	Hims & Hers Health Inc.	88,089	959
*	Morphic Holding Inc.	16,451	944
*,1	Senseonics Holdings Inc.	239,595	920
*	Recursion Pharmaceuticals Inc. Class A	24,976	912
*	Tabula Rasa HealthCare Inc.	17,954	898
*	Certara Inc.	31,636	896
*	Vanda Pharmaceuticals Inc.	41,624	895
*	Rubius Therapeutics Inc.	36,561	892
	LeMaitre Vascular Inc.	14,525	886
*	Madrigal Pharmaceuticals Inc.	9,040	881
*	Endo International plc	187,773	879
*	Y-mAbs Therapeutics Inc.	25,924	876
*	Joint Corp.	10,398	873
*	Pennant Group Inc.	21,339	873
*	Replimune Group Inc.	22,598	868
*	Tivity Health Inc.	32,899	866
*	Agenus Inc.	155,833	856
*	Krystal Biotech Inc.	12,544	853
*	CryoLife Inc.	29,441	836
*	Zogenix Inc.	48,187	833
*	Alector Inc.	39,913	831
*	LifeStance Health Group Inc.	29,803	830
*	Varex Imaging Corp.	30,712	824
*	Meridian Bioscience Inc.	36,964	820
*	Ocular Therapeutix Inc.	57,770	819
*	Cortexyme Inc.	15,443	818
*	Cerevel Therapeutics Holdings Inc.	31,635	810
		Shares	Market Value• ($000)
*	Dynavax Technologies Corp.	82,148	809
*	ALX Oncology Holdings Inc.	14,763	807
*	Aclaris Therapeutics Inc.	45,230	794
*	Coherus Biosciences Inc.	57,038	789
*	PetIQ Inc. Class A	20,308	784
*	Cerus Corp.	131,475	777
*	SmileDirectClub Inc.	89,453	776
*	AngioDynamics Inc.	28,517	774
*	Applied Molecular Transport Inc.	16,917	774
*	Constellation Pharmaceuticals Inc.	22,883	773
*	Dermtech Inc.	18,471	768
*	Rhythm Pharmaceuticals Inc.	39,183	767
*	Pulmonx Corp.	17,288	763
*	OrthoPediatrics Corp.	12,008	759
*	Natus Medical Inc.	29,056	755
*	Radius Health Inc.	41,335	754
*	Tactile Systems Technology Inc.	14,475	753
*	Nurix Therapeutics Inc.	28,234	749
*	Pliant Therapeutics Inc.	25,703	748
	Atrion Corp.	1,197	743
*	Hanger Inc.	29,315	741
*	Generation Bio Co.	27,520	740
*	Alphatec Holdings Inc.	47,995	735
*	MiMedx Group Inc.	58,756	735
*	NextGen Healthcare Inc.	44,070	731
*	Innoviva Inc.	54,424	730
*	PMV Pharmaceuticals Inc.	21,347	729
*	Mersana Therapeutics Inc.	53,490	726
*	OptimizeRx Corp.	11,681	723
*	Olema Pharmaceuticals Inc.	25,293	708
*	Arcutis Biotherapeutics Inc.	25,720	702
*	Travere Thrapeutics Inc.	48,126	702
*	Collegium Pharmaceutical Inc.	29,374	694
*,1	Vaxart Inc.	92,309	691
*	Kronos Bio Inc.	28,580	684
	National HealthCare Corp.	9,775	683
*	Omeros Corp.	45,905	681
*	Personalis Inc.	26,909	681
*	Shattuck Labs Inc.	23,286	675
*	SI-BONE Inc.	21,338	672
*	Arcturus Therapeutics Holdings Inc.	19,701	667
*	ViewRay Inc.	100,913	666
*	Sesen Bio Inc.	143,290	662
*	Aerie Pharmaceuticals Inc.	41,120	658
*	ImmunityBio Inc.	45,933	656
	National Research Corp.	14,237	653
*	Scholar Rock Holding Corp.	22,572	652
*	G1 Therapeutics Inc.	29,295	643

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Amphastar Pharmaceuticals Inc.	31,680	639
*	Orthofix Medical Inc.	15,792	633
*	OraSure Technologies Inc.	62,096	630
*	Signify Health Inc. Class A	20,682	629
*	TransMedics Group Inc.	18,904	627
*	Enanta Pharmaceuticals Inc.	14,228	626
*,1	Zomedica Corp.	744,088	620
*	Cutera Inc.	12,615	619
*	Eargo Inc.	15,482	618
*	Theravance Biopharma Inc.	42,287	614
*	Vaxcyte Inc.	27,246	613
*	Atossa Therapeutics Inc.	96,199	608
*	Humanigen Inc.	34,354	597
*	Surmodics Inc.	10,805	586
*,1	Asensus Surgical Inc.	183,270	581
*	Sutro Biopharma Inc.	31,015	577
*	Syndax Pharmaceuticals Inc.	33,244	571
*	ChemoCentryx Inc.	42,564	570
*	Avidity Biosciences Inc.	23,083	570
*	Rigel Pharmaceuticals Inc.	130,987	568
*	Karyopharm Therapeutics Inc.	54,566	563
*	Kadmon Holdings Inc.	145,313	562
*	Verastem Inc.	137,972	562
*	Agiliti Inc.	25,569	559
*	Albireo Pharma Inc.	15,784	555
*	Curis Inc.	67,749	547
*	HealthStream Inc.	19,546	546
*	SeaSpine Holdings Corp.	26,644	546
*	Epizyme Inc.	65,381	543
*	IGM Biosciences Inc.	6,439	536
*	Alignment Healthcare Inc.	22,889	535
*	Cara Therapeutics Inc.	37,173	530
*	Anika Therapeutics Inc.	12,203	528
*	Amneal Pharmaceuticals Inc.	101,615	520
*	Axogen Inc.	24,008	519
*	Rapt Therapeutics Inc.	16,198	515
*	Marinus Pharmaceuticals Inc.	28,602	513
*	Antares Pharma Inc.	116,998	510
*	Catalyst Pharmaceuticals Inc.	87,563	503
*	Forma Therapeutics Holdings Inc.	20,170	502
*	Organogenesis Holdings Inc. Class A	29,948	498
*	Phathom Pharmaceuticals Inc.	14,720	498
*	Aldeyra Therapeutics Inc.	43,894	497
*,1	Precigen Inc.	75,769	494
*	Stoke Therapeutics Inc.	14,558	490
*,1	Esperion Therapeutics Inc.	23,114	489
*	Crinetics Pharmaceuticals Inc.	25,377	478
*	Keros Therapeutics Inc.	10,969	466
		Shares	Market Value• ($000)
*	Ardelyx Inc.	60,237	457
*	Passage Bio Inc.	34,369	455
*	Akebia Therapeutics Inc.	119,875	454
*	Aveanna Healthcare Holdings Inc.	36,554	452
*	Spectrum Pharmaceuticals Inc.	120,135	451
*	VistaGen Therapeutics Inc.	143,323	451
*	Intersect ENT Inc.	26,320	450
*	Sana Biotechnology Inc.	22,865	450
*	Praxis Precision Medicines Inc.	24,587	449
*	Chimerix Inc.	55,803	446
*	Intercept Pharmaceuticals Inc.	22,198	443
*	IVERIC bio Inc.	68,507	432
*	Clovis Oncology Inc.	74,367	431
*	Eagle Pharmaceuticals Inc.	10,077	431
	Phibro Animal Health Corp. Class A	14,898	430
*	Oncocyte Corp.	74,112	425
*	Allovir Inc.	21,414	423
*	Dyne Therapeutics Inc.	19,877	418
*	Precision BioSciences Inc.	33,116	415
*	AnaptysBio Inc.	15,897	412
*	ChromaDex Corp.	41,320	407
*	Triple-S Management Corp. Class B	18,203	405
*	ZIOPHARM Oncology Inc.	152,512	403
*	Stereotaxis Inc.	41,561	401
	Computer Programs and Systems Inc.	11,976	398
*	ORIC Pharmaceuticals Inc.	22,480	398
*	Sientra Inc.	48,828	389
*	BioAtla Inc.	9,123	387
*	Annovis Bio Inc.	4,518	387
*	Geron Corp. (XNGS)	273,573	386
*	Bioxcel Therapeutics Inc.	13,259	385
*	Avita Medical Inc.	18,734	384
*	Gossamer Bio Inc.	47,193	383
*	Fluidigm Corp.	62,024	382
*	Accuray Inc.	82,902	375
*	Relmada Therapeutics Inc.	11,681	374
*	Aligos Therapeutics Inc.	18,178	371
*	Viking Therapeutics Inc.	61,848	370
*	PAVmed Inc.	57,747	370
*	Akero Therapeutics Inc.	14,849	368
*	Vapotherm Inc.	15,420	365
*	Ideaya Biosciences Inc.	17,370	365
*	KalVista Pharmaceuticals Inc.	14,908	357
*	Provention Bio Inc.	42,231	356
*	Innovage Holding Corp.	16,618	354
*	Immunovant Inc.	33,302	352
*	Harmony Biosciences Holdings Inc.	12,160	343
*	CytomX Therapeutics Inc.	52,981	335
*	TCR2 Therapeutics Inc.	20,284	333

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Evolus Inc.	26,233	332
*	UFP Technologies Inc.	5,711	328
*,1	Citius Pharmaceuticals Inc.	94,008	327
*	TherapeuticsMD Inc.	274,286	326
*	Viracta Therapeutics Inc.	28,450	323
*	Flexion Therapeutics Inc.	39,117	322
*	Lyell Immunopharma Inc.	19,684	320
*	Cue Biopharma Inc.	27,168	317
*	Lineage Cell Therapeutics Inc.	111,172	317
*	Prelude Therapeutics Inc.	10,856	311
*	Silverback Therapeutics Inc.	10,069	311
*	Kiniksa Pharmaceuticals Ltd. Class A	21,995	306
*	Nkarta Inc.	9,648	306
*	Instil Bio Inc.	15,847	306
*	Tonix Pharmaceuticals Holding Corp.	273,601	304
*	Spero Therapeutics Inc.	21,718	303
*	Selecta Biosciences Inc.	71,712	300
*	Harpoon Therapeutics Inc.	21,504	298
*	Neuronetics Inc.	18,525	297
*	Athenex Inc.	64,126	296
*	Kindred Biosciences Inc.	32,100	294
*	Puma Biotechnology Inc.	31,801	292
*	Apyx Medical Corp.	28,031	289
*	Applied Therapeutics Inc.	13,794	287
*	Durect Corp.	174,960	285
*	Poseida Therapeutics Inc.	28,490	285
*,1	CEL-SCI Corp.	32,746	284
*	Evelo Biosciences Inc.	20,646	284
*	Apria Inc.	10,086	282
*	Cymabay Therapeutics Inc.	64,398	281
*,1	Ampio Pharmaceuticals Inc.	167,886	280
	Utah Medical Products Inc.	3,270	278
*	Forte Biosciences Inc.	8,257	278
*	ANI Pharmaceuticals Inc.	7,878	276
*	Cullinan Oncology Inc.	10,711	276
*	Annexon Inc.	12,233	275
*	PLx Pharma Inc.	19,895	275
*	iBio Inc.	182,088	275
*	Altimmune Inc.	27,518	271
*	iCAD Inc.	15,565	269
*	Gritstone bio Inc.	29,265	267
*	Seer Inc. Class A	8,106	266
*	Aeglea BioTherapeutics Inc.	37,939	264
*	Adverum Biotechnologies Inc.	75,150	263
*	BioDelivery Sciences International Inc.	72,969	261
		Shares	Market Value• ($000)
*	Aspira Women's Health Inc.	46,365	261
*	Treace Medical Concepts Inc.	8,307	260
*	Molecular Templates Inc.	33,006	258
*	Athira Pharma Inc.	25,183	258
*	MEI Pharma Inc.	90,263	257
*	Adicet Bio Inc.	24,689	254
*	SQZ Biotechnologies Co.	17,558	254
*	Invacare Corp.	31,358	253
*	GT Biopharma Inc.	16,272	252
*	CytoSorbents Corp.	33,066	250
*	Design Therapeutics Inc.	12,532	249
*	Chiasma Inc.	52,244	247
*	ClearPoint Neuro Inc.	12,824	245
*	Lexicon Pharmaceuticals Inc.	52,537	241
*	Frequency Therapeutics Inc.	24,049	240
*	Inotiv Inc.	8,912	238
*	Zynex Inc.	15,216	236
*	CorMedix Inc.	34,264	235
*	Harvard Bioscience Inc.	28,191	235
*	Chinook Therapeutics Inc.	16,671	235
*	Singular Genomics Systems Inc.	8,551	235
*	Clearside Biomedical Inc.	48,077	234
*	Ontrak Inc.	7,191	234
*	Tarsus Pharmaceuticals Inc.	7,993	232
*	SOC Telemed Inc. Class A	40,818	232
*	Fortress Biotech Inc.	64,625	231
*	Harrow Health Inc.	24,765	230
*	Syros Pharmaceuticals Inc.	42,029	229
*	Neoleukin Therapeutics Inc.	24,542	227
*	Prometheus Biosciences Inc.	9,237	227
*	Homology Medicines Inc.	30,844	224
*	Black Diamond Therapeutics Inc.	18,268	223
*	Misonix Inc.	9,941	220
*	SIGA Technologies Inc.	35,072	220
*	Mirum Pharmaceuticals Inc.	12,734	220
*,1	Kala Pharmaceuticals Inc.	41,386	219
*	Kinnate Biopharma Inc.	9,422	219
*	Clene Inc.	19,510	219
*	Avrobio Inc.	24,509	218
*	InfuSystem Holdings Inc.	10,439	217
*,1	908 Devices Inc.	5,606	217
*	Seelos Therapeutics Inc.	82,071	217
*	Trevena Inc.	127,859	216
*	Gemini Therapeutics Inc.	33,435	216
*	Akouos Inc.	17,109	215

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Magenta Therapeutics Inc.	21,844	214
*	9 Meters Biopharma Inc.	193,610	213
*	XBiotech Inc.	12,790	212
*	Viemed Healthcare Inc.	29,480	211
*	Castlight Health Inc. Class B	79,916	210
*	Cogent Biosciences Inc.	25,843	210
*	Fulcrum Therapeutics Inc.	19,963	209
*	Corbus Pharmaceuticals Holdings Inc.	112,969	207
*	Eiger BioPharmaceuticals Inc.	24,244	207
*	Paratek Pharmaceuticals Inc.	30,404	207
*	Co-Diagnostics Inc.	24,873	205
*	NGM Biopharmaceuticals Inc.	10,373	205
*	Cardiff Oncology Inc.	30,869	205
*	Accelerate Diagnostics Inc.	25,335	204
*	Athersys Inc.	139,529	201
*	Edgewise Therapeutics Inc.	9,415	201
*	NRX Pharmaceuticals Inc.	17,216	200
*	Mustang Bio Inc.	59,489	198
*,1	Pulse Biosciences Inc.	12,076	198
*	Infinity Pharmaceuticals Inc.	65,713	196
*	KemPharm Inc.	15,309	196
*	Arbutus Biopharma Corp.	64,217	195
*	Codiak Biosciences Inc.	10,303	191
*	Outlook Therapeutics Inc.	75,758	189
*,2	PDL BioPharma Inc.	76,234	188
*	iTeos Therapeutics Inc.	7,310	188
*	EyePoint Pharmaceuticals Inc.	20,695	186
*	Immunic Inc.	15,009	184
*	4D Molecular Therapeutics Inc.	7,627	184
*	Bolt Biotherapeutics Inc.	11,862	183
*	Forian Inc.	14,566	183
*	MyMD Pharmaceuticals Inc.	28,572	180
*	Atreca Inc. Class A	21,020	179
*	Inhibrx Inc.	6,512	179
*	Oyster Point Pharma Inc.	10,341	178
*	Checkpoint Therapeutics Inc.	59,552	176
*	Acutus Medical Inc.	10,310	175
*	Ovid therapeutics Inc.	44,627	174
*	Kezar Life Sciences Inc.	31,915	173
*	Conformis Inc.	148,691	171
*	Jounce Therapeutics Inc.	25,003	170
*	iRadimed Corp.	5,708	168
*	Oncorus Inc.	12,105	167
		Shares	Market Value• ($000)
*	SELLAS Life Sciences Group Inc.	14,948	166
*	IntriCon Corp.	7,360	165
*,1	Xeris Pharmaceuticals Inc.	40,529	165
*	Taysha Gene Therapies Inc.	7,802	165
*	Foghorn Therapeutics Inc.	15,359	164
*	Solid Biosciences Inc.	44,513	163
*	Oncternal Therapeutics Inc.	34,025	162
*	Actinium Pharmaceuticals Inc.	20,511	162
*,1	Zynerba Pharmaceuticals Inc.	30,393	161
*	CTI BioPharma Corp.	63,836	160
*	Immunome Inc.	9,235	160
*	Jaguar Health Inc.	101,302	160
*	Marker Therapeutics Inc.	56,903	159
*	Soliton Inc.	7,056	159
*	Lannett Co. Inc.	33,675	157
*	XOMA Corp.	4,608	157
*	Day One Biopharmaceuticals Inc.	6,855	156
*	Celcuity Inc.	6,440	155
*	Hookipa Pharma Inc.	16,574	152
*	Applied Genetic Technologies Corp.	38,634	151
*	Evofem Biosciences Inc.	131,867	149
*	AVEO Pharmaceuticals Inc.	22,619	149
*	Surface Oncology Inc.	20,025	149
*	UNITY Biotechnology Inc.	31,699	147
*	Greenwich Lifesciences Inc.	3,274	147
*	Savara Inc.	85,084	145
*	Cerecor Inc.	43,645	143
*	89bio Inc.	7,559	141
*	Vor BioPharma Inc.	7,523	140
*	Larimar Therapeutics Inc.	14,111	139
*	Bioventus Inc. Class A	7,798	137
*	Eloxx Pharmaceuticals Inc.	68,193	136
*	Novan Inc.	13,525	136
*	Strongbridge Biopharma plc	45,385	135
*	AcelRx Pharmaceuticals Inc.	96,645	133
*	MediciNova Inc.	31,009	132
*	PhaseBio Pharmaceuticals Inc.	35,566	132
*	PDS Biotechnology Corp.	10,539	132
*	Apollo Endosurgery Inc.	16,050	130
*	Enzo Biochem Inc.	40,843	129
*	Calithera Biosciences Inc.	61,160	128
*	NexImmune Inc.	7,833	128
*	T2 Biosystems Inc.	106,477	127
*	Matinas BioPharma Holdings Inc.	163,094	126

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Adamis Pharmaceuticals Corp.	114,367	126
*	Verrica Pharmaceuticals Inc.	10,956	124
*	Satsuma Pharmaceuticals Inc.	17,641	124
*	Cabaletta Bio Inc.	14,382	124
*	Avinger Inc.	100,732	124
*	Heat Biologics Inc.	18,250	123
*	Summit Therapeutics Inc.	16,478	123
*	VYNE Therapeutics Inc.	35,098	123
*	Hepion Pharmaceuticals Inc.	62,061	123
*	Akoya Biosciences Inc.	6,347	123
*	NeuroPace Inc.	5,190	123
*	Sanara Medtech Inc.	3,304	122
*	Venus Concept Inc.	38,610	120
*	Galectin Therapeutics Inc.	37,318	119
*	Beyond Air Inc.	18,382	119
*	Kaleido Biosciences Inc.	15,850	118
*	Inmune Bio Inc.	6,739	118
*	Palatin Technologies Inc.	191,342	117
*	Voyager Therapeutics Inc.	28,408	117
*	Scynexis Inc.	15,858	117
*	TFF Pharmaceuticals Inc.	11,879	114
*	Repro-Med Systems Inc.	24,313	113
*	Tyme Technologies Inc.	88,496	112
*	Adamas Pharmaceuticals Inc.	20,973	111
*	ADMA Biologics Inc.	69,394	111
*,1	Genocea Biosciences Inc.	47,393	111
*	Sio Gene Therapies Inc.	40,650	111
*,1	Retractable Technologies Inc.	9,432	109
*	Genprex Inc.	32,101	108
*	Spruce Biosciences Inc.	9,665	108
*	CASI Pharmaceuticals Inc.	69,305	107
*	Processa Pharmaceuticals Inc.	13,054	107
*	Assembly Biosciences Inc.	27,013	105
*	Lipocine Inc.	74,945	105
*	Catalyst Biosciences Inc.	24,131	104
*	Aptinyx Inc. Class A	36,742	104
*	Cyclerion Therapeutics Inc.	26,426	103
*	Synlogic Inc.	26,385	103
*	aTyr Pharma Inc.	21,142	103
*	Aerpio Pharmaceuticals Inc.	60,976	103
*	Bright Health Group Inc.	5,976	103
*	Talaris Therapeutics Inc.	6,951	102
*	Rain Therapeutics Inc.	6,474	101
*	Onconova Therapeutics Inc.	14,441	100
		Shares	Market Value• ($000)
*	Cidara Therapeutics Inc.	48,780	99
*	Capricor Therapeutics Inc.	19,231	99
*	180 Life Sciences Corp.	9,852	99
*	Reviva Pharmaceuticals Holdings Inc.	20,408	99
*	Inozyme Pharma Inc.	5,678	97
*	Tricida Inc.	22,158	96
*	Five Star Senior Living Inc.	16,734	96
*	Surgalign Holdings Inc.	68,720	96
*	Galera Therapeutics Inc.	9,759	96
*	Eton Pharmaceuticals Inc.	15,500	95
*	Agile Therapeutics Inc.	70,357	94
*	Neubase Therapeutics Inc.	19,601	94
*	Decibel Therapeutics Inc.	10,874	94
*	AIM ImmunoTech Inc.	43,668	94
*	CareCloud Inc.	11,111	94
*	Abeona Therapeutics Inc.	58,689	92
*	GlycoMimetics Inc.	39,833	92
*	Milestone Scientific Inc.	37,457	92
*	Otonomy Inc.	41,424	92
*	ContraFect Corp.	20,917	92
*	Alpine Immune Sciences Inc.	10,081	91
*	Precipio Inc.	25,063	91
*	Aytu BioPharma Inc.	17,927	90
*	NextCure Inc.	11,137	89
*	Lantern Pharma Inc.	5,987	87
*	Biomea Fusion Inc.	5,569	87
*	Vincerx Pharma Inc.	6,593	86
*	Concert Pharmaceuticals Inc.	20,158	85
*	Optinose Inc.	27,375	85
*	F-star Therapeutics Inc.	9,921	85
*	Dare Bioscience Inc.	44,843	85
*	Aethlon Medical Inc.	17,271	85
*	FONAR Corp.	4,742	84
*	X4 Pharmaceuticals Inc.	12,915	84
*	IsoRay Inc.	104,951	84
*	Exagen Inc.	5,612	84
*	Dyadic International Inc.	23,051	83
*	La Jolla Pharmaceutical Co.	19,398	83
*,1	Lucira Health Inc.	12,487	83
*	Biolase Inc.	118,037	82
*	Anixa Biosciences Inc.	21,079	82
*	scPharmaceuticals Inc.	13,399	82
*	Delcath Systems Inc.	6,498	82
*	Tela Bio Inc.	5,011	81
*	Exicure Inc.	53,130	80
*,2	Alder Biopharmaceuticals CVR Exp.12/31/21	90,957	80
*	ENDRA Life Sciences Inc.	36,765	80
*	Eyenovia Inc.	16,207	80
*	Corvus Pharmaceuticals Inc.	29,109	78
*	Merrimack Pharmaceuticals Inc.	12,140	78

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Minerva Neurosciences Inc.	33,784	78
*	Allena Pharmaceuticals Inc.	60,241	78
*	Yumanity Therapeutics Inc.	6,699	78
*	Pro-Dex Inc.	2,523	77
*	Ekso Bionics Holdings Inc.	14,085	77
*	Caladrius Biosciences Inc.	48,075	77
*	Vyant Bio Inc.	20,576	77
*	Soleno Therapeutics Inc.	66,304	76
*	Protara Therapeutics Inc.	7,847	76
*	OpGen Inc.	33,445	76
*	cbdMD Inc.	25,807	75
*	Orgenesis Inc.	14,863	75
*,1	Progenity Inc.	21,142	75
*	Axcella Health Inc.	18,758	75
*	Aileron Therapeutics Inc.	60,241	75
*	Achieve Life Sciences Inc.	8,264	74
*	PolarityTE Inc.	71,429	73
*	Myomo Inc.	6,766	73
*	Terns Pharmaceuticals Inc.	5,840	72
*	Tracon Pharmaceuticals Inc.	11,168	72
*	Diamedica Therapeutics Inc.	15,764	70
*,1	Neurobo Pharmaceuticals Inc.	20,998	70
*	Viridian Therapeutics Inc.	3,848	70
*	Sigilon Therapeutics Inc.	6,425	69
*,1	Diffusion Pharmaceuticals Inc.	94,340	69
*	Verve Therapeutics Inc.	1,140	69
*	Aprea Therapeutics Inc.	13,853	68
*	Celsion Corp.	53,158	68
*	Cyclacel Pharmaceuticals Inc.	11,507	68
*,1	Oragenics Inc.	96,154	68
*	Pulmatrix Inc.	65,790	68
*	BioSig Technologies Inc.	17,340	67
*	Recro Pharma Inc.	29,155	67
*	BrainStorm Cell Therapeutics Inc.	17,671	67
*	Assertio Holdings Inc.	42,703	67
*	Moleculin Biotech Inc.	18,118	67
*	Aravive Inc.	11,003	66
*	ElectroCore Inc.	55,556	66
*	Champions Oncology Inc.	6,286	65
*	Salarius Pharmaceuticals Inc.	61,728	65
*,1	Second Sight Medical Products Inc.	12,744	63
*	Equillium Inc.	10,730	63
*	Leap Therapeutics Inc.	37,951	62
*	Sensei Biotherapeutics Inc.	6,391	62
		Shares	Market Value• ($000)
*	Aquestive Therapeutics Inc.	15,278	61
*	Lensar Inc.	6,985	60
*	Lumos Pharma Inc.	5,932	59
*	Liquidia Corp.	20,478	59
*	Lyra Therapeutics Inc.	7,194	58
*	Cocrystal Pharma Inc.	46,296	58
*	Biodesix Inc.	4,352	57
*	NantHealth Inc.	23,920	56
*	Angion Biomedica Corp.	4,307	56
*	Cellectar Biosciences Inc.	46,083	55
*	Baudax Bio Inc.	71,429	54
*	OncoSec Medical Inc.	19,157	54
*	Rockwell Medical Inc.	58,115	53
*	AzurRx BioPharma Inc.	64,935	53
*	Aptevo Therapeutics Inc.	2,287	51
*	Alimera Sciences Inc.	5,583	51
*	IRIDEX Corp.	7,102	50
*	Advaxis Inc.	108,767	50
*,1	Organovo Holdings Inc.	5,218	49
*	Zosano Pharma Corp.	49,027	47
*	Regulus Therapeutics Inc.	56,180	46
*	Sensus Healthcare Inc.	11,106	43
*	Odonate Therapeutics Inc.	12,132	42
*	Checkmate Pharmaceuticals Inc.	6,761	40
*	Talis Biomedical Corp.	3,582	40
*	Convey Holding Parent Inc.	3,520	40
*	Monte Rosa Therapeutics Inc.	1,770	40
*	Idera Pharmaceuticals Inc.	32,106	39
*	Cumberland Pharmaceuticals Inc.	13,833	39
*	LogicBio Therapeutics Inc.	7,598	34
*	Strata Skin Sciences Inc.	21,171	33
*	IMARA Inc.	4,143	33
*	Cyteir Therapeutics Inc.	1,221	26
*	Alpha Teknova Inc.	1,066	25
*,2	Tobira Therapeutics	4,500	20
*	Codex DNA Inc.	877	19
*	Graphite Bio Inc.	533	16
*	Ikena Oncology Inc.	1,088	15
*	Impel Neuropharma Inc.	1,739	15
*	Century Therapeutics Inc.	527	15
*	Elevation Oncology Inc.	1,065	14
*	Landos Biopharma Inc.	1,154	13
*	Janux Therapeutics Inc.	509	13
*	Cohbar Inc.	7,377	10
*	Reneo Pharmaceuticals Inc.	1,067	10
*	Finch Therapeutics Group Inc.	642	9
*	Longboard Pharmaceuticals Inc.	1,014	9
*	Werewolf Therapeutics Inc.	352	6

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Geron Corp. Warrant Exp. 12/31/25	73,748	4
*,2	Elanco Animal Health Inc.	67,232	2
*	PRA Health Sciences Inc.	0	—
*,2	Synergy Pharmaceuticals Inc.	412,534	—
*,2	Progenics Pharmaceuticals Inc.	106,497	—
			4,624,623
Industrials (13.8%)
	Visa Inc. Class A	1,350,311	315,730
*	PayPal Holdings Inc.	937,633	273,301
	Mastercard Inc. Class A	705,991	257,750
	Accenture plc Class A	507,253	149,533
	Honeywell International Inc.	554,209	121,566
	United Parcel Service Inc. Class B	577,368	120,075
	Union Pacific Corp.	530,168	116,600
*	Boeing Co.	466,920	111,855
	Raytheon Technologies Corp.	1,208,800	103,123
	Caterpillar Inc.	437,156	95,138
	General Electric Co.	7,007,734	94,324
	3M Co.	462,765	91,919
	American Express Co.	481,108	79,493
	Deere & Co.	225,072	79,385
*	Square Inc. Class A	313,019	76,314
	Lockheed Martin Corp.	188,596	71,355
	Fidelity National Information Services Inc.	494,968	70,122
	Automatic Data Processing Inc.	338,750	67,283
	CSX Corp.	1,813,842	58,188
	FedEx Corp.	190,736	56,902
	Capital One Financial Corp.	360,430	55,755
	Norfolk Southern Corp.	199,753	53,016
	Sherwin-Williams Co.	191,110	52,068
*	Fiserv Inc.	477,359	51,025
	Illinois Tool Works Inc.	226,403	50,615
	Eaton Corp. plc	317,982	47,119
	Emerson Electric Co.	478,542	46,055
	Global Payments Inc.	235,808	44,223
	Northrop Grumman Corp.	115,729	42,059
	Johnson Controls International plc	571,930	39,252
	General Dynamics Corp.	191,759	36,101
	L3Harris Technologies Inc.	163,903	35,428
	Trane Technologies plc	190,715	35,118
	Carrier Global Corp.	693,389	33,699
	DuPont de Nemours Inc.	424,793	32,883
	IHS Markit Ltd.	285,992	32,220
	PPG Industries Inc.	189,395	32,154
	Parker-Hannifin Corp.	102,929	31,611
	Cummins Inc.	116,779	28,472
	Otis Worldwide Corp.	342,677	28,021
	Paychex Inc.	259,453	27,839
	Cintas Corp.	71,155	27,181
*	TransDigm Group Inc.	41,535	26,885
		Shares	Market Value• ($000)
	Rockwell Automation Inc.	92,736	26,524
	Stanley Black & Decker Inc.	128,738	26,390
*	Mettler-Toledo International Inc.	18,557	25,708
	PACCAR Inc.	277,072	24,729
	AMETEK Inc.	184,302	24,604
	Equifax Inc.	97,185	23,277
*	Keysight Technologies Inc.	147,571	22,786
*	Zebra Technologies Corp. Class A	42,830	22,678
	Verisk Analytics Inc. Class A	129,560	22,637
	Synchrony Financial	459,699	22,305
	Ball Corp.	261,867	21,216
	Old Dominion Freight Line Inc.	83,470	21,185
*	Generac Holdings Inc.	49,974	20,747
	Kansas City Southern	72,766	20,620
*	United Rentals Inc.	57,921	18,477
	Vulcan Materials Co.	105,779	18,413
	Fortive Corp.	257,081	17,929
	Martin Marietta Materials Inc.	49,891	17,552
	Dover Corp.	114,739	17,280
	Xylem Inc.	143,545	17,220
	Expeditors International of Washington Inc.	135,387	17,140
*	FleetCor Technologies Inc.	66,635	17,063
*	Waters Corp.	49,201	17,004
	TransUnion	152,525	16,749
*	Trimble Inc.	199,964	16,363
*	Teledyne Technologies Inc.	37,225	15,591
	WW Grainger Inc.	35,406	15,508
*	Ingersoll Rand Inc.	300,519	14,668
	Jacobs Engineering Group Inc.	103,901	13,862
	IDEX Corp.	60,574	13,329
	Textron Inc.	179,878	12,370
	Masco Corp.	202,547	11,932
	Westinghouse Air Brake Technologies Corp.	143,318	11,795
*	Bill.Com Holdings Inc.	62,999	11,540
	Westrock Co.	212,050	11,285
	Cognex Corp.	133,939	11,258
	Crown Holdings Inc.	108,036	11,042
	JB Hunt Transport Services Inc.	67,691	11,030
	Fortune Brands Home & Security Inc.	110,632	11,020
*	Fair Isaac Corp.	21,871	10,994
*	XPO Logistics Inc.	77,483	10,839
*	Howmet Aerospace Inc.	312,462	10,771
	HEICO Corp. Class A	83,684	10,392
	Packaging Corp. of America	76,004	10,292
	Graco Inc.	135,033	10,222
	Quanta Services Inc.	112,364	10,177
	Allegion plc	71,905	10,016
	CH Robinson Worldwide Inc.	106,653	9,990

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Jack Henry & Associates Inc.	59,635	9,751
	Snap-on Inc.	43,425	9,702
	Lennox International Inc.	27,217	9,548
	Toro Co.	85,883	9,437
*	Trex Co. Inc.	92,225	9,426
	Booz Allen Hamilton Holding Corp. Class A	108,289	9,224
	RPM International Inc.	103,760	9,201
	Nordson Corp.	41,739	9,162
*	Axon Enterprise Inc.	51,316	9,073
	Pentair plc	133,161	8,987
*	Mohawk Industries Inc.	44,564	8,565
	Owens Corning	83,216	8,147
	Hubbell Inc. Class B	43,476	8,123
	Carlisle Cos. Inc.	41,801	8,000
	MKS Instruments Inc.	44,240	7,873
	A O Smith Corp.	107,729	7,763
*	Middleby Corp.	44,449	7,701
	Robert Half International Inc.	85,560	7,612
	Western Union Co.	328,991	7,557
	Watsco Inc.	26,246	7,523
	AptarGroup Inc.	52,805	7,437
*	AECOM	117,223	7,423
*	Sensata Technologies Holding plc	126,487	7,332
	Sealed Air Corp.	121,779	7,215
*	Berry Global Group Inc.	107,119	6,986
*	Builders FirstSource Inc.	162,835	6,947
	Oshkosh Corp.	55,296	6,892
	Genpact Ltd.	150,764	6,849
*	WEX Inc.	35,218	6,829
	Huntington Ingalls Industries Inc.	31,447	6,627
	Donaldson Co. Inc.	100,583	6,390
	ITT Inc.	69,645	6,379
	AGCO Corp.	48,421	6,313
	Lincoln Electric Holdings Inc.	47,568	6,265
	Brunswick Corp.	62,679	6,244
*	Paylocity Holding Corp.	30,743	5,866
	Woodward Inc.	47,105	5,788
*,1	Virgin Galactic Holdings Inc.	124,985	5,749
*	Euronet Worldwide Inc.	39,993	5,413
	Knight-Swift Transportation Holdings Inc.	118,693	5,396
	EMCOR Group Inc.	43,794	5,395
	Sonoco Products Co.	80,459	5,383
	Acuity Brands Inc.	28,474	5,325
	ManpowerGroup Inc.	44,040	5,237
*	Axalta Coating Systems Ltd.	170,957	5,212
	Tetra Tech Inc.	42,699	5,211
*	Coherent Inc.	19,458	5,144
*	TopBuild Corp.	25,898	5,122
	MDU Resources Group Inc.	162,677	5,098
*	WillScot Mobile Mini Holdings Corp.	179,183	4,994
	Littelfuse Inc.	19,449	4,955
	Louisiana-Pacific Corp.	81,915	4,939
		Shares	Market Value• ($000)
	Advanced Drainage Systems Inc.	42,238	4,924
	Landstar System Inc.	30,654	4,844
	Eagle Materials Inc.	33,585	4,773
	MSA Safety Inc.	28,255	4,678
*	MasTec Inc.	43,272	4,591
	Rexnord Corp.	90,647	4,536
	Vontier Corp.	136,264	4,439
*	Saia Inc.	20,876	4,373
	BWX Technologies Inc.	75,181	4,370
	Regal Beloit Corp.	32,602	4,353
	Maximus Inc.	49,408	4,346
*	Chart Industries Inc.	28,895	4,228
	nVent Electric plc	133,158	4,160
*	Colfax Corp.	90,424	4,142
	Flowserve Corp.	101,862	4,107
*	WESCO International Inc.	39,846	4,097
	Armstrong World Industries Inc.	38,042	4,080
	Spirit AeroSystems Holdings Inc. Class A	84,811	4,002
	Alliance Data Systems Corp.	37,829	3,941
	Graphic Packaging Holding Co.	216,167	3,921
*	ASGN Inc.	40,168	3,893
	Curtiss-Wright Corp.	32,653	3,878
	Valmont Industries Inc.	16,421	3,876
	Simpson Manufacturing Co. Inc.	34,642	3,826
*	FTI Consulting Inc.	27,349	3,736
*	AZEK Co. Inc. Class A	87,179	3,702
*	AMN Healthcare Services Inc.	37,800	3,666
	Exponent Inc.	40,845	3,644
	Crane Co.	39,337	3,634
*	Itron Inc.	35,745	3,574
	Air Lease Corp. Class A	85,320	3,561
	John Bean Technologies Corp.	24,531	3,499
	Allison Transmission Holdings Inc.	87,916	3,494
*	Resideo Technologies Inc.	112,525	3,376
	Altra Industrial Motion Corp.	51,671	3,360
*	ACI Worldwide Inc.	89,347	3,318
*	Summit Materials Inc. Class A	94,619	3,297
	EnerSys	32,771	3,203
	Watts Water Technologies Inc. Class A	21,885	3,193
	MSC Industrial Direct Co. Inc. Class A	35,204	3,159
	Brink's Co.	40,277	3,095
*	Shift4 Payments Inc. Class A	32,652	3,060
	Ryder System Inc.	41,143	3,058
	Korn Ferry	41,799	3,033
*	Mercury Systems Inc.	44,934	2,978
*	Kirby Corp.	47,945	2,907
	UniFirst Corp.	12,304	2,887
*	Kratos Defense & Security Solutions Inc.	100,256	2,856

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Bloom Energy Corp. Class A	105,465	2,834
	Aerojet Rocketdyne Holdings Inc.	58,576	2,829
	Triton International Ltd.	53,914	2,822
*	Affirm Holdings Inc.	41,218	2,776
	Applied Industrial Technologies Inc.	30,264	2,756
*	Atkore Inc.	38,198	2,712
	Insperity Inc.	29,798	2,693
	HB Fuller Co.	41,884	2,664
*	ExlService Holdings Inc.	24,667	2,621
	Terex Corp.	53,938	2,569
	Franklin Electric Co. Inc.	31,630	2,550
*,1	Nikola Corp.	140,910	2,545
	GATX Corp.	28,345	2,508
	Silgan Holdings Inc.	60,354	2,505
	EVERTEC Inc.	56,255	2,456
	Hillenbrand Inc.	53,802	2,372
	ABM Industries Inc.	53,484	2,372
*	TriNet Group Inc.	32,529	2,358
*	Welbilt Inc.	101,105	2,341
	Kennametal Inc.	65,154	2,340
	Installed Building Products Inc.	19,060	2,332
*	Herc Holdings Inc.	20,584	2,307
*	Beacon Roofing Supply Inc.	43,169	2,299
	Macquarie Infrastructure Corp.	59,335	2,271
*	Masonite International Corp.	20,140	2,251
	Albany International Corp. Class A	25,201	2,249
*,3	API Group Corp.	107,329	2,242
	Badger Meter Inc.	22,716	2,229
	SPX FLOW Inc.	33,684	2,198
*	CryoPort Inc.	34,661	2,187
	Matson Inc.	33,940	2,172
	Comfort Systems USA Inc.	27,300	2,151
	Maxar Technologies Inc.	53,791	2,147
*	SPX Corp.	34,856	2,129
*	Allegheny Technologies Inc.	100,906	2,104
	AAON Inc.	33,367	2,088
*	O-I Glass Inc.	126,256	2,062
*	Proto Labs Inc.	22,420	2,058
	Werner Enterprises Inc.	46,184	2,056
*	Fluor Corp.	115,531	2,045
*	Gibraltar Industries Inc.	26,709	2,038
	Barnes Group Inc.	39,393	2,019
	Brady Corp. Class A	35,123	1,968
*	Green Dot Corp. Class A	41,955	1,966
	Forward Air Corp.	21,880	1,964
	Trinity Industries Inc.	71,844	1,932
	ManTech International Corp. Class A	21,320	1,845
	Belden Inc.	36,369	1,839
	Moog Inc. Class A	21,821	1,834
	Mueller Water Products Inc. Class A	127,059	1,832
*	AeroVironment Inc.	18,253	1,828
	HEICO Corp.	12,925	1,802
		Shares	Market Value• ($000)
*	Navistar International Corp.	39,905	1,776
	ESCO Technologies Inc.	18,900	1,773
*	JELD-WEN Holding Inc.	67,504	1,773
*	Dycom Industries Inc.	23,506	1,752
*	Vicor Corp.	16,545	1,749
	Federal Signal Corp.	43,248	1,740
	Otter Tail Corp.	35,285	1,722
	Helios Technologies Inc.	21,440	1,673
	Deluxe Corp.	34,968	1,670
	EnPro Industries Inc.	16,936	1,645
	Raven Industries Inc.	28,428	1,645
*	Hub Group Inc. Class A	24,722	1,631
*	Sykes Enterprises Inc.	30,033	1,613
*	Verra Mobility Corp. Class A	104,212	1,602
	Granite Construction Inc.	38,518	1,600
*	TuSimple Holdings Inc. Class A	22,275	1,587
*	GMS Inc.	32,308	1,555
	CSW Industrials Inc.	12,917	1,530
*,1	Workhorse Group Inc.	92,151	1,529
*	Atlas Air Worldwide Holdings Inc.	22,385	1,525
	Greif Inc. Class A	25,188	1,525
	Kadant Inc.	8,623	1,518
*,1	PureCycle Technologies Inc.	63,915	1,512
	McGrath RentCorp.	18,291	1,492
	TTEC Holdings Inc.	14,310	1,475
*	Ferro Corp.	67,133	1,448
	Alamo Group Inc.	9,475	1,447
	Lindsay Corp.	8,712	1,440
*	Repay Holdings Corp. Class A	59,457	1,429
*	Cimpress plc	12,757	1,383
*	Meritor Inc.	58,767	1,376
*	OSI Systems Inc.	13,266	1,348
	ADT Inc.	124,618	1,345
	Enerpac Tool Group Corp. Class A	50,052	1,332
*	Danimer Scientific Inc.	52,513	1,315
	Patrick Industries Inc.	17,967	1,312
*,1	Desktop Metal Inc. Class A	111,963	1,288
	ICF International Inc.	14,239	1,251
*	CBIZ Inc.	37,546	1,230
*	BTRS Holdings Inc.	94,472	1,192
	Kaman Corp.	23,410	1,180
	Primoris Services Corp.	39,942	1,175
*	MYR Group Inc.	12,754	1,160
	ArcBest Corp.	19,820	1,153
	Pitney Bowes Inc.	131,414	1,153
	Tennant Co.	14,318	1,143
*	PGT Innovations Inc.	48,686	1,131
	AZZ Inc.	21,525	1,115
*	American Woodmark Corp.	13,537	1,106
	Griffon Corp.	43,117	1,105
*	FARO Technologies Inc.	14,171	1,102
*	Air Transport Services Group Inc.	47,189	1,096
*	Evo Payments Inc. Class A	39,327	1,091
*	Marqeta Inc. Class A	38,499	1,081
	Astec Industries Inc.	17,046	1,073
	Encore Wire Corp.	14,018	1,062

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AAR Corp.	27,314	1,058
*	ZipRecruiter Inc. Class A	41,569	1,038
*	TriMas Corp.	34,065	1,033
	Shyft Group Inc.	27,580	1,032
	Mesa Laboratories Inc.	3,803	1,031
	Columbus McKinnon Corp.	21,150	1,020
*	Triumph Group Inc.	48,701	1,011
*	CoreCivic Inc.	96,421	1,010
*	NV5 Global Inc.	10,542	996
*	Hayward Holdings Inc.	38,094	991
	Kforce Inc.	15,674	986
	Greenbrier Cos. Inc.	22,550	983
*	U.S. Concrete Inc.	13,233	977
	Standex International Corp.	10,234	971
*,1	Hyliion Holdings Corp.	82,795	965
*	Energy Recovery Inc.	41,404	943
*	Conduent Inc.	123,359	925
	Schneider National Inc. Class B	42,228	919
*	Huron Consulting Group Inc.	18,309	900
*	Lydall Inc.	14,645	886
*	Montrose Environmental Group Inc.	16,409	881
*	Ranpak Holdings Corp. Class A	34,272	858
	H&E Equipment Services Inc.	25,679	854
	Apogee Enterprises Inc.	20,575	838
*	Cornerstone Building Brands Inc.	44,953	817
*	TrueBlue Inc.	28,717	807
*,1	Velodyne Lidar Inc.	75,879	807
*	Construction Partners Inc. Class A	25,239	793
*	Donnelley Financial Solutions Inc.	23,643	780
*	Great Lakes Dredge & Dock Corp.	53,092	776
	Douglas Dynamics Inc.	18,888	769
*	Veritiv Corp.	12,209	750
	Marten Transport Ltd.	45,126	744
*	Advantage Solutions Inc.	67,722	731
	Heidrick & Struggles International Inc.	16,200	722
*	Manitowoc Co. Inc.	28,215	691
*	Kelly Services Inc. Class A	28,473	683
	Heartland Express Inc.	39,225	672
	CAI International Inc.	11,779	660
*	Gates Industrial Corp. plc	36,421	658
*,1	View Inc.	77,501	657
*	Echo Global Logistics Inc.	21,248	653
	Myers Industries Inc.	31,004	651
*	Modine Manufacturing Co.	39,025	647
	Chase Corp.	6,284	645
*	Aspen Aerogels Inc.	21,396	640
*	Paya Holdings Inc. Class A	57,830	637
		Shares	Market Value• ($000)
	Wabash National Corp.	38,440	615
	Hyster-Yale Materials Handling Inc.	8,288	605
*	Forterra Inc.	25,329	595
*	BrightView Holdings Inc.	36,773	593
	Quanex Building Products Corp.	23,290	579
	Argan Inc.	11,972	572
*	Sterling Construction Co. Inc.	23,512	567
*	SP Plus Corp.	18,492	566
	Gorman-Rupp Co.	15,864	546
*	Titan Machinery Inc.	16,986	526
*	Cantaloupe Inc.	42,586	505
*	CIRCOR International Inc.	15,297	499
*,1	Eos Energy Enterprises Inc.	27,603	496
*	Tutor Perini Corp.	35,350	490
*,1	Blade Air Mobility Inc.	46,294	486
	CRA International Inc.	5,617	481
	National Presto Industries Inc.	4,654	473
	Barrett Business Services Inc.	6,437	467
*	DXP Enterprises Inc.	13,989	466
*	PAE Inc.	52,386	466
	Insteel Industries Inc.	14,426	464
*	Cross Country Healthcare Inc.	27,822	459
*	Ducommun Inc.	8,391	458
	Pactiv Evergreen Inc.	30,079	453
*	Thermon Group Holdings Inc.	25,891	441
*	Napco Security Technologies Inc.	12,094	440
	VSE Corp.	8,844	438
*	Vivint Smart Home Inc.	33,096	437
*	Forrester Research Inc.	9,342	428
	REV Group Inc.	27,154	426
	Ennis Inc.	19,419	418
	International Seaways Inc.	21,727	417
	Miller Industries Inc.	10,458	412
*	Vectrus Inc.	8,545	407
	Resources Connection Inc.	27,955	401
*	IES Holdings Inc.	7,479	384
*	BlueLinx Holdings Inc.	7,412	373
*	RR Donnelley & Sons Co.	59,462	373
*	International Money Express Inc.	24,514	364
*	Blue Bird Corp.	14,543	362
*	First Advantage Corp.	18,198	362
*	Willdan Group Inc.	9,580	361
*	Astronics Corp.	20,376	357
*	ShotSpotter Inc.	7,009	342
*	Vishay Precision Group Inc.	9,961	339
*	Taskus Inc. Class A	9,867	338
	Cass Information Systems Inc.	8,247	336
*	Titan International Inc.	39,662	336
	Kronos Worldwide Inc.	22,252	319
*	Transcat Inc.	5,606	317
*	Franklin Covey Co.	9,694	314

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Eagle Bulk Shipping Inc.	6,639	314
*	I3 Verticals Inc. Class A	10,290	311
*	ExOne Co.	14,278	309
*	Babcock & Wilcox Enterprises Inc.	38,430	303
	Allied Motion Technologies Inc.	8,755	302
*	Latch Inc.	24,234	297
*	Paymentus Holdings Inc. Class A	8,174	290
*	Flywire Corp.	7,810	287
*	GreenSky Inc. Class A	50,432	280
	Park Aerospace Corp.	18,757	279
*	Custom Truck One Source Inc.	28,707	273
*	Acacia Research Corp.	39,032	264
*,1	Lightning eMotors Inc.	31,631	263
*	Yellow Corp.	39,731	259
	Powell Industries Inc.	8,182	253
	Park-Ohio Holdings Corp.	7,777	250
*	Commercial Vehicle Group Inc.	23,373	248
*	Rekor Systems Inc.	24,452	248
	U.S. Lime & Minerals Inc.	1,768	246
*	Iteris Inc.	36,286	241
*	Luna Innovations Inc.	21,870	237
*	Daseke Inc.	35,353	229
*	Lawson Products Inc.	4,248	227
	Information Services Group Inc.	38,221	224
*	Radiant Logistics Inc.	31,230	216
*	Diamond S Shipping Inc.	21,356	213
*	GP Strategies Corp.	13,415	211
	LSI Industries Inc.	26,063	209
*	Concrete Pumping Holdings Inc.	24,375	206
*	Atlas Technical Consultants Inc.	20,975	203
*,1	Byrna Technologies Inc.	8,742	199
*	Agrify Corp.	16,672	198
	Hurco Cos. Inc.	5,589	196
*,1	AgEagle Aerial Systems Inc.	37,077	195
*	Atlanticus Holdings Corp.	4,752	189
	Universal Logistics Holdings Inc.	8,048	188
*	Infrastructure and Energy Alternatives Inc.	14,557	187
*	Team Inc.	27,084	181
*	Horizon Global Corp.	19,524	166
*	Mistras Group Inc.	16,678	164
*	Orion Group Holdings Inc.	27,064	156
*,1	Orbital Energy Group Inc.	35,046	153
*	U.S. Xpress Enterprises Inc. Class A	17,513	151
*	Overseas Shipholding Group Inc. Class A	71,987	150
*	Twin Disc Inc.	10,538	150
*	L B Foster Co. Class A	7,870	147
		Shares	Market Value• ($000)
*	Covenant Logistics Group Inc. Class A	7,054	146
*	CECO Environmental Corp.	20,182	145
*	Huttig Building Products Inc.	24,527	142
*	Core Molding Technologies Inc.	9,054	140
*	Target Hospitality Corp.	37,428	139
	Graham Corp.	10,052	138
*,1	MICT Inc.	58,824	138
*	DHI Group Inc.	38,150	129
*	PFSweb Inc.	17,422	129
*	Willis Lease Finance Corp.	2,987	128
*	Energous Corp.	44,145	127
*	Hudson Technologies Inc.	36,630	125
*	Quad/Graphics Inc.	29,374	122
*	Gencor Industries Inc.	9,715	118
	BGSF Inc.	9,519	117
*	Orion Energy Systems Inc.	20,324	116
*	Wrap Technologies Inc.	14,683	115
*	Mayville Engineering Co. Inc.	5,637	113
*	Ault Global Holdings Inc.	39,940	113
*	IZEA Worldwide Inc.	43,567	111
*	Ultralife Corp.	13,266	111
*	Performant Financial Corp.	28,968	109
*	EVI Industries Inc.	3,692	105
*	Usio Inc.	16,474	105
	Preformed Line Products Co.	1,407	104
*	Alpha Pro Tech Ltd.	12,073	103
*	HC2 Holdings Inc.	25,298	101
*,1	BM Technologies Inc. (XASE)	8,089	101
*	VirTra Inc.	13,519	100
*	ServiceSource International Inc.	70,191	99
*	ClearSign Technologies Corp.	20,576	99
*	Aersale Corp.	7,981	99
*	FreightCar America Inc.	16,584	98
*	Armstrong Flooring Inc.	15,731	97
	Innovative Solutions and Support Inc.	14,876	93
*	Williams Industrial Services Group Inc.	16,026	93
*	Manitex International Inc.	12,574	92
	Hirequest Inc.	4,907	91
*	USA Truck Inc.	5,577	90
*	Select Interior Concepts Inc. Class A	9,439	89
*	LS Starrett Co. Class A	9,105	85
*	Mechanical Technology Inc.	11,371	85
*	PAM Transportation Services Inc.	1,549	82
*	Hill International Inc.	32,680	81
*	Greenbox Pos	6,805	81
*	Limbach Holdings Inc.	8,177	76
*	GEE Group Inc.	132,141	76

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	AIkido Pharma Inc.	75,873	73
*	Paysign Inc.	22,281	71
*	StarTek Inc.	9,990	71
*	Toughbuilt Industries Inc.	80,000	67
	ARC Document Solutions Inc.	30,422	65
*	LightPath Technologies Inc. Class A	25,635	65
*	RF Industries Ltd.	8,155	61
*	Hudson Global Inc.	3,398	60
*	ENGlobal Corp.	18,051	55
*	Frequency Electronics Inc.	5,508	54
*	Broadwind Inc.	11,334	51
*	Polar Power Inc.	5,325	50
*	Document Security Systems Inc.	26,173	47
*	Fuel Tech Inc.	13,967	33
*,1	Digital Ally Inc.	17,524	32
*	Karat Packaging Inc.	875	18
*	Air T Inc. Warrants Exp. 8/30/21	8,708	1
			4,907,010
Other (0.0%)
*,1	Meta Materials Inc.	47,662	357
*	Tuesday Morning Corp.	22,807	103
	DallasNews Corp.	5,787	43
*	Legalzoom.com Inc.	993	37
*	CVRx Inc.	880	25
*	Intapp Inc.	881	25
*,2	Escalation ware India	58,489	16
*	Vera Therapeutics Inc.	878	12
*,2	Omthera Pharmaceutical Inc.	31,662	8
*,2	Media General Inc. CVR	175,133	7
*,2	Aduro Biotech Inc.	11,427	7
*	Kadmon Holdings inc. Warrants Exp. 9/29/22	25,728	5
*,2	NewStar Financial Inc. CVR	36,657	3
*,2	Alexza Pharmaceuticals	80,591	3
*	Aerovate Therapeutics Inc.	136	3
*,2	Contra Miragen Therape	67,673	1
*,2	Ambit Biosciences Corp.	29,736	—
*,2	Ditech Holding Corp. Warrants Exp. 2/9/28	3,339	—
*,2	Frontier Financial Corp.	1	—
*,1,2	Harvest Natural Resources Inc.	27,025	—
			655
Real Estate (3.5%)
	American Tower Corp.	361,414	97,632
	Prologis Inc.	590,813	70,620
	Crown Castle International Corp.	345,408	67,389
	Equinix Inc.	71,584	57,453
	Public Storage	118,924	35,759
	Simon Property Group Inc.	262,507	34,252
	Digital Realty Trust Inc.	224,860	33,832
		Shares	Market Value• ($000)
	SBA Communications Corp. Class A	87,543	27,900
	Welltower Inc.	333,821	27,741
*	CoStar Group Inc.	315,580	26,136
	AvalonBay Communities Inc.	111,535	23,276
	Equity Residential	284,201	21,883
*	CBRE Group Inc. Class A	254,800	21,844
	Alexandria Real Estate Equities Inc.	115,972	21,100
	Weyerhaeuser Co.	598,485	20,600
	Realty Income Corp.	300,648	20,065
	Extra Space Storage Inc.	105,497	17,283
	Invitation Homes Inc.	457,878	17,074
	Ventas Inc.	298,859	17,065
	Essex Property Trust Inc.	52,119	15,636
	Mid-America Apartment Communities Inc.	92,065	15,506
	Sun Communities Inc.	89,713	15,377
	Healthpeak Properties Inc.	431,912	14,378
	Duke Realty Corp.	301,571	14,279
	VICI Properties Inc.	432,521	13,417
*	Zillow Group Inc. Class C	108,623	13,276
	Boston Properties Inc.	112,267	12,865
	UDR Inc.	238,507	11,682
	WP Carey Inc.	142,260	10,615
	Camden Property Trust	78,773	10,451
	Equity LifeStyle Properties Inc.	132,160	9,821
	Iron Mountain Inc.	231,585	9,801
*	Host Hotels & Resorts Inc.	562,814	9,618
	Medical Properties Trust Inc.	470,614	9,459
	Regency Centers Corp.	136,472	8,744
	VEREIT Inc.	182,753	8,394
	American Homes 4 Rent Class A	215,465	8,371
	Gaming and Leisure Properties Inc.	177,982	8,246
*	Jones Lang LaSalle Inc.	40,665	7,948
	Americold Realty Trust	201,454	7,625
	Lamar Advertising Co. Class A	69,725	7,281
	CubeSmart	155,873	7,220
	Federal Realty Investment Trust	61,526	7,209
	Kimco Realty Corp.	333,518	6,954
	CyrusOne Inc.	96,182	6,879
	Vornado Realty Trust	146,689	6,846
	Omega Healthcare Investors Inc.	188,449	6,839
*	Zillow Group Inc. Class A	55,027	6,742
	STORE Capital Corp.	192,053	6,628
	National Retail Properties Inc.	141,268	6,623
	Life Storage Inc.	61,330	6,584
	Kilroy Realty Corp.	94,421	6,575
	Rexford Industrial Realty Inc.	111,583	6,355

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Opendoor Technologies Inc.	345,682	6,129
	Apartment Income REIT Corp.	122,954	5,832
	First Industrial Realty Trust Inc.	103,704	5,416
	Brixmor Property Group Inc.	233,439	5,343
	EastGroup Properties Inc.	31,778	5,226
	American Campus Communities Inc.	110,478	5,162
*	Redfin Corp.	78,525	4,979
	STAG Industrial Inc.	127,291	4,764
	Healthcare Trust of America Inc. Class A	178,151	4,757
	CoreSite Realty Corp.	34,601	4,657
	Cousins Properties Inc.	120,931	4,448
	Spirit Realty Capital Inc.	92,873	4,443
	Douglas Emmett Inc.	131,739	4,429
	SL Green Realty Corp.	55,325	4,426
	QTS Realty Trust Inc. Class A	53,350	4,124
	Rayonier Inc.	108,980	3,916
	Agree Realty Corp.	54,844	3,866
*	Park Hotels & Resorts Inc.	179,414	3,698
	Innovative Industrial Properties Inc.	19,160	3,660
	Terreno Realty Corp.	56,300	3,632
	Highwoods Properties Inc.	79,179	3,577
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	62,607	3,515
	Hudson Pacific Properties Inc.	123,773	3,443
	Healthcare Realty Trust Inc.	112,307	3,392
*	Howard Hughes Corp.	32,508	3,168
	JBG SMITH Properties	100,007	3,151
	Physicians Realty Trust	170,261	3,145
*	Ryman Hospitality Properties Inc.	39,443	3,114
*	EPR Properties	58,345	3,074
	Sabra Health Care REIT Inc.	168,737	3,071
*	Digitalbridge Group Inc.	386,631	3,054
	Weingarten Realty Investors	92,667	2,972
	Broadstone Net Lease Inc.	124,522	2,915
	Macerich Co.	156,354	2,853
	Lexington Realty Trust	232,810	2,782
	PotlatchDeltic Corp.	52,002	2,764
*	Outfront Media Inc.	111,895	2,689
	Apple Hospitality REIT Inc.	171,592	2,618
	Corporate Office Properties Trust	92,913	2,601
	Essential Properties Realty Trust Inc.	94,066	2,544
	Pebblebrook Hotel Trust	104,759	2,467
	Equity Commonwealth	93,695	2,455
	PS Business Parks Inc.	16,362	2,423
	National Health Investors Inc.	35,852	2,404
		Shares	Market Value• ($000)
	National Storage Affiliates Trust	46,536	2,353
*	Sunstone Hotel Investors Inc.	174,406	2,166
	SITE Centers Corp.	138,806	2,090
*	eXp World Holdings Inc.	52,955	2,053
	Retail Properties of America Inc. Class A	175,493	2,009
	Uniti Group Inc.	187,016	1,980
	Piedmont Office Realty Trust Inc. Class A	102,516	1,893
	RLJ Lodging Trust	124,074	1,890
	Kennedy-Wilson Holdings Inc.	94,359	1,875
	Brandywine Realty Trust	133,805	1,834
	CareTrust REIT Inc.	74,680	1,735
*	Realogy Holdings Corp.	94,678	1,725
*	Cushman & Wakefield plc	98,673	1,724
	Four Corners Property Trust Inc.	61,887	1,709
	Service Properties Trust	135,015	1,701
*	DiamondRock Hospitality Co.	174,555	1,693
*	Xenia Hotels & Resorts Inc.	89,964	1,685
	Retail Opportunity Investments Corp.	92,972	1,642
	Urban Edge Properties	84,693	1,618
	Empire State Realty Trust Inc. Class A	132,757	1,593
	Columbia Property Trust Inc.	90,688	1,577
	Acadia Realty Trust	71,382	1,568
	Paramount Group Inc.	153,368	1,544
	Kite Realty Group Trust	69,356	1,527
	Independence Realty Trust Inc.	82,392	1,502
	Washington REIT	64,603	1,486
	Newmark Group Inc. Class A	120,704	1,450
	Tanger Factory Outlet Centers Inc.	74,730	1,409
	Monmouth Real Estate Investment Corp.	72,911	1,365
	Easterly Government Properties Inc.	63,462	1,338
	American Assets Trust Inc.	35,187	1,312
	LTC Properties Inc.	33,772	1,297
	Industrial Logistics Properties Trust	48,676	1,272
	Global Net Lease Inc.	66,742	1,235
	St. Joe Co.	27,691	1,235
	Office Properties Income Trust	39,933	1,170
	Mack-Cali Realty Corp.	61,994	1,063
	NexPoint Residential Trust Inc.	18,780	1,033
	Safehold Inc.	12,863	1,010
	Getty Realty Corp.	29,991	934
	Alexander & Baldwin Inc.	50,689	929
	RPT Realty	70,660	917
*	Marcus & Millichap Inc.	21,101	820
	Centerspace	10,337	816

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Diversified Healthcare Trust	193,585	809
	Community Healthcare Trust Inc.	16,883	801
	American Finance Trust Inc.	89,374	758
	Apartment Investment and Management Co. Class A	112,866	757
*	Summit Hotel Properties Inc.	76,807	717
	GEO Group Inc.	98,540	702
	Global Medical REIT Inc.	47,150	696
*	Rafael Holdings Inc. Class B	13,424	685
	UMH Properties Inc.	29,632	647
	Armada Hoffler Properties Inc.	48,155	640
	NETSTREIT Corp.	27,649	638
	Gladstone Commercial Corp.	27,303	616
	Urstadt Biddle Properties Inc. Class A	28,081	544
	New Senior Investment Group Inc.	61,725	542
*	Radius Global Infrastructure Inc. Class A (XNMS)	37,047	537
	Universal Health Realty Income Trust	8,704	536
	Ares Commercial Real Estate Corp.	35,770	525
	RE/MAX Holdings Inc. Class A	15,592	520
*	CorePoint Lodging Inc.	48,331	517
	Brookfield Property REIT Inc. Class A	27,249	515
*,1	Ashford Hospitality Trust Inc.	110,899	506
	CatchMark Timber Trust Inc. Class A	42,281	495
*	Chatham Lodging Trust	37,178	478
*	Seritage Growth Properties Class A	25,883	476
	RMR Group Inc. Class A	11,716	453
	Franklin Street Properties Corp.	85,735	451
	City Office REIT Inc.	35,182	437
	Saul Centers Inc.	9,530	433
	Gladstone Land Corp.	17,371	418
	One Liberty Properties Inc.	14,448	410
	Alexander's Inc.	1,420	380
*	Hersha Hospitality Trust Class A	35,298	380
	Plymouth Industrial REIT Inc.	17,653	353
	Preferred Apartment Communities Inc. Class A	34,971	341
	Retail Value Inc.	15,571	339
*	Forestar Group Inc.	15,806	330
*	FRP Holdings Inc.	5,636	314
	Farmland Partners Inc.	25,700	310
	Whitestone REIT	36,139	298
	CTO Realty Growth Inc.	5,178	277
		Shares	Market Value• ($000)
*	Tejon Ranch Co.	17,368	264
*	Vidler Water Resouces Inc.	18,199	242
	Bluerock Residential Growth REIT Inc. Class A	20,525	209
	Cedar Realty Trust Inc.	12,030	203
*	Braemar Hotels & Resorts Inc.	29,196	181
	Postal Realty Trust Inc. Class A	9,244	169
	Indus Realty Trust Inc.	2,541	167
	BRT Apartments Corp.	8,612	149
*	Stratus Properties Inc.	5,900	146
	Alpine Income Property Trust Inc.	6,662	127
*	Pennsylvania REIT	49,091	122
*	Fathom Holdings Inc.	3,726	122
	Clipper Realty Inc.	15,552	114
*	Power REIT	2,558	103
	New York City REIT Inc. Class A	7,408	97
*	Maui Land & Pineapple Co. Inc.	7,827	84
	CorEnergy Infrastructure Trust Inc.	12,142	80
	CIM Commercial Trust Corp.	8,300	74
*	Altisource Portfolio Solutions SA	6,945	62
*	Wheeler REIT Inc.	11,681	59
*	Sotherly Hotels Inc.	18,957	57
*	Condor Hospitality Trust Inc.	7,582	46
	Global Self Storage Inc.	8,627	45
*	Compass Inc. Class A	1,047	14
			1,236,540
Technology (27.0%)
	Apple Inc.	12,651,198	1,732,708
	Microsoft Corp.	6,010,636	1,628,281
*	Facebook Inc. Class A	1,912,333	664,937
*	Alphabet Inc. Class A	240,362	586,914
*	Alphabet Inc. Class C	219,193	549,368
	NVIDIA Corp.	472,370	377,943
*	Adobe Inc.	381,492	223,417
	Intel Corp.	3,222,804	180,928
*	salesforce.com Inc.	699,291	170,816
	Broadcom Inc.	309,614	147,636
	Texas Instruments Inc.	736,969	141,719
	QUALCOMM Inc.	900,307	128,681
	Oracle Corp.	1,380,738	107,477
	International Business Machines Corp.	713,298	104,562
	Applied Materials Inc.	732,542	104,314
	Intuit Inc.	207,197	101,562
*	Advanced Micro Devices Inc.	970,153	91,126
*	ServiceNow Inc.	157,696	86,662
*	Micron Technology Inc.	895,351	76,087
	Lam Research Corp.	113,871	74,096
*	Snap Inc. Class A	910,782	62,061
*	Zoom Video Communications Inc. Class A	160,233	62,015
*	Autodesk Inc.	175,737	51,298
*	Twilio Inc. Class A	129,514	51,049
	Analog Devices Inc.	294,865	50,764

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Snowflake Inc. Class A	200,857	48,567
*	Twitter Inc.	605,595	41,671
*	DocuSign Inc. Class A	147,387	41,205
*	Crowdstrike Holdings Inc. Class A	158,841	39,918
	KLA Corp.	122,473	39,707
	Roper Technologies Inc.	84,067	39,528
	Marvell Technology Inc.	639,409	37,297
*	Workday Inc. Class A	150,482	35,926
	TE Connectivity Ltd.	263,704	35,655
*	Pinterest Inc. Class A	436,568	34,467
*	Palantir Technologies Inc. Class A	1,296,548	34,177
*	Synopsys Inc.	121,928	33,627
*	Match Group Inc.	204,700	33,008
	Amphenol Corp. Class A	477,842	32,689
	Microchip Technology Inc.	216,628	32,438
*	Cadence Design Systems Inc.	222,359	30,423
	HP Inc.	997,652	30,119
	Cognizant Technology Solutions Corp. Class A	421,401	29,186
	Xilinx Inc.	196,606	28,437
*	Okta Inc.	114,395	27,990
*	Palo Alto Networks Inc.	73,984	27,452
*	Fortinet Inc.	111,059	26,453
	Skyworks Solutions Inc.	131,945	25,300
	Corning Inc.	611,998	25,031
*	ANSYS Inc.	69,505	24,122
	Maxim Integrated Products Inc.	214,228	22,571
*	EPAM Systems Inc.	42,485	21,708
*	Dell Technologies Class C	209,400	20,871
*	HubSpot Inc.	35,357	20,603
	CDW Corp.	112,067	19,573
*	Cloudflare Inc. Class A	183,862	19,460
*	Splunk Inc.	130,514	18,870
*	RingCentral Inc. Class A	64,239	18,667
*	Datadog Inc. Class A	177,210	18,444
	Teradyne Inc.	132,951	17,810
*	Qorvo Inc.	90,242	17,656
*	VeriSign Inc.	76,631	17,448
*	MongoDB Inc. Class A	47,048	17,009
*	Slack Technologies Inc. Class A	380,470	16,855
*	Western Digital Corp.	232,295	16,532
*	Gartner Inc.	65,385	15,836
*	Coupa Software Inc.	58,374	15,300
*	Akamai Technologies Inc.	130,756	15,246
	Hewlett Packard Enterprise Co.	1,031,215	15,035
*	Paycom Software Inc.	40,945	14,882
*	Tyler Technologies Inc.	32,597	14,746
*	DoorDash Inc. Class A	82,251	14,668
	NetApp Inc.	178,934	14,640
	Seagate Technology Holdings plc	164,991	14,508
*	Zendesk Inc.	95,290	13,754
	Entegris Inc.	107,416	13,209
*	ON Semiconductor Corp.	337,724	12,928
		Shares	Market Value• ($000)
	Monolithic Power Systems Inc.	34,257	12,793
*	Zscaler Inc.	59,199	12,791
	SS&C Technologies Holdings Inc.	173,887	12,530
*	Nuance Communications Inc.	228,857	12,459
*	Unity Software Inc.	111,617	12,259
	NortonLifeLock Inc.	439,267	11,957
*	PTC Inc.	84,155	11,888
*	GoDaddy Inc. Class A	134,408	11,688
	Citrix Systems Inc.	99,027	11,613
	Leidos Holdings Inc.	113,002	11,425
*	Avalara Inc.	64,881	10,498
*	Ceridian HCM Holding Inc.	106,951	10,259
*,1	VMware Inc. Class A	62,427	9,986
*	Five9 Inc.	53,178	9,752
*	IAC/InterActiveCorp.	63,027	9,717
*	Black Knight Inc.	119,589	9,326
*	Dynatrace Inc.	159,447	9,315
*	Cree Inc.	92,148	9,024
*	F5 Networks Inc.	47,751	8,913
	Bentley Systems Inc. Class B	126,625	8,203
*	Proofpoint Inc.	45,982	7,990
*	DXC Technology Co.	203,451	7,922
*	Guidewire Software Inc.	67,172	7,572
	Universal Display Corp.	34,050	7,570
*	Aspen Technology Inc.	54,588	7,508
*	Dropbox Inc. Class A	242,796	7,359
*	Manhattan Associates Inc.	50,500	7,314
*	Elastic NV	49,764	7,254
*	Smartsheet Inc. Class A	94,031	6,800
*	Arrow Electronics Inc.	59,149	6,733
	Jabil Inc.	107,581	6,253
*	Lattice Semiconductor Corp.	109,402	6,146
	Vertiv Holdings Co. Class A	222,922	6,086
*	II-VI Inc.	82,821	6,012
*	IPG Photonics Corp.	28,127	5,928
*	Nutanix Inc. Class A	152,293	5,821
	Brooks Automation Inc.	59,206	5,641
*	Anaplan Inc.	103,712	5,528
*	Silicon Laboratories Inc.	35,486	5,438
*	Concentrix Corp.	33,336	5,360
*	Upwork Inc.	90,201	5,258
	Dolby Laboratories Inc. Class A	52,211	5,132
*	Vimeo Inc.	103,369	5,065
	CDK Global Inc.	98,479	4,893
*	Digital Turbine Inc.	63,840	4,854
*	CACI International Inc. Class A	18,869	4,814
*	J2 Global Inc.	34,316	4,720
*	NCR Corp.	102,863	4,692
*	Blackline Inc.	41,829	4,654
*	Varonis Systems Inc. Class B	79,680	4,591
*	Fastly Inc. Class A	76,300	4,547
	Pegasystems Inc.	32,484	4,521
*	Change Healthcare Inc.	192,560	4,437
*	Q2 Holdings Inc.	43,076	4,419
*	Synaptics Inc.	27,986	4,354

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Appian Corp. Class A	31,526	4,343
	KBR Inc.	112,791	4,303
*	Teradata Corp.	83,643	4,180
*	Pure Storage Inc. Class A	213,208	4,164
*	ZoomInfo Technologies Inc. Class A	78,251	4,082
*	Everbridge Inc.	29,929	4,073
	Science Applications International Corp.	46,303	4,062
	National Instruments Corp.	96,050	4,061
	SYNNEX Corp.	32,964	4,014
*	Alteryx Inc. Class A	46,471	3,997
*	Rapid7 Inc.	41,437	3,921
*	Cirrus Logic Inc.	45,915	3,908
*	3D Systems Corp.	95,319	3,810
	Power Integrations Inc.	45,724	3,752
*	Vroom Inc.	86,974	3,641
*	FireEye Inc.	179,978	3,639
*	Novanta Inc.	26,794	3,611
*	Semtech Corp.	52,173	3,590
*	Sailpoint Technologies Holdings Inc.	69,125	3,530
	Advanced Energy Industries Inc.	31,063	3,501
*	Asana Inc. Class A	56,300	3,492
	CMC Materials Inc.	23,048	3,474
*	Workiva Inc. Class A	29,884	3,327
*	Magnite Inc.	97,513	3,300
*	Cerence Inc.	29,736	3,173
*	Schrodinger Inc.	41,538	3,141
	Avnet Inc.	77,982	3,126
*	LivePerson Inc.	49,354	3,121
*	MicroStrategy Inc. Class A	4,650	3,090
*	New Relic Inc.	46,020	3,082
*	Envestnet Inc.	40,461	3,069
*	Alarm.com Holdings Inc.	35,634	3,018
*	Box Inc. Class A	116,424	2,975
*	Dun & Bradstreet Holdings Inc.	139,220	2,975
*	Rogers Corp.	14,803	2,972
*	Blackbaud Inc.	38,459	2,945
	Xerox Holdings Corp.	124,588	2,927
*	Ambarella Inc.	27,410	2,923
*	CommVault Systems Inc.	36,066	2,819
*	Insight Enterprises Inc.	27,915	2,792
*	Fabrinet	29,054	2,785
*	SPS Commerce Inc.	27,631	2,759
*	nCino Inc.	44,981	2,695
*	Onto Innovation Inc.	36,755	2,685
*	Qualys Inc.	26,451	2,663
*	Diodes Inc.	33,096	2,640
*	Cloudera Inc.	166,391	2,639
*	Duck Creek Technologies Inc.	59,151	2,574
*	Altair Engineering Inc. Class A	36,393	2,510
*	MACOM Technology Solutions Holdings Inc. Class H	39,161	2,509
*	Bumble Inc. Class A	43,377	2,499
*	Cornerstone OnDemand Inc.	47,973	2,474
*	Tenable Holdings Inc.	59,655	2,467
		Shares	Market Value• ($000)
*	Bandwidth Inc. Class A	17,825	2,458
*	Sprout Social Inc. Class A	27,211	2,433
*	Medallia Inc.	69,594	2,349
*	LiveRamp Holdings Inc.	50,045	2,345
	Vishay Intertechnology Inc.	103,726	2,339
*	FormFactor Inc.	63,271	2,307
*	PagerDuty Inc.	53,003	2,257
*	MaxLinear Inc.	52,215	2,219
*	Yelp Inc. Class A	55,258	2,208
*	Covetrus Inc.	81,282	2,195
*	Verint Systems Inc.	48,310	2,177
*,1	MicroVision Inc.	128,120	2,146
*	Momentive Global Inc.	101,606	2,141
*	Rambus Inc.	90,038	2,135
*	Perficient Inc.	26,472	2,129
*	Plexus Corp.	22,454	2,053
*	Allscripts Healthcare Solutions Inc.	108,530	2,009
*	BigCommerce Holdings Inc. Series 1	30,328	1,969
*	AppLovin Corp. Class A	25,658	1,929
	Xperi Holding Corp.	84,122	1,871
*	Cargurus Inc.	71,132	1,866
*	Sanmina Corp.	47,535	1,852
	Shutterstock Inc.	18,682	1,834
*	Ultra Clean Holdings Inc.	33,722	1,812
*	Avaya Holdings Corp.	66,005	1,776
*	Appfolio Inc. Class A	12,376	1,747
*	Domo Inc. Class B	21,502	1,738
*,1	Skillz Inc. Class A	78,964	1,715
*,1	JFrog Ltd.	37,289	1,697
	Switch Inc. Class A	79,042	1,669
	Progress Software Corp.	35,856	1,658
*	TechTarget Inc.	20,688	1,603
*	PROS Holdings Inc.	32,293	1,472
*	Zuora Inc. Class A	85,113	1,468
*	NetScout Systems Inc.	51,103	1,458
	Methode Electronics Inc.	29,559	1,455
*	C3.ai Inc. Class A	23,182	1,450
*	Jamf Holding Corp.	42,632	1,431
*	Sumo Logic Inc.	67,832	1,401
*	Cohu Inc.	37,281	1,372
*	PAR Technology Corp.	19,575	1,369
*	Bottomline Technologies DE Inc.	35,513	1,317
	McAfee Corp.Class A	46,065	1,291
	CSG Systems International Inc.	26,877	1,268
*	Unisys Corp.	50,017	1,266
*	Allegro MicroSystems Inc.	44,340	1,228
*	Yext Inc.	84,809	1,212
*	Ichor Holdings Ltd.	22,247	1,197
*	Porch Group Inc.	61,386	1,187
*	Sitime Corp.	9,343	1,183
	Amkor Technology Inc.	49,279	1,166
*	Super Micro Computer Inc.	33,095	1,164
*	nLight Inc.	32,010	1,161
*	TTM Technologies Inc.	80,891	1,157
*	Eventbrite Inc. Class A	59,342	1,127
*	E2open Parent Holdings Inc.	96,680	1,104

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Avid Technology Inc.	27,965	1,095
*	SolarWinds Corp.	62,946	1,063
*	ACM Research Inc. Class A	10,023	1,025
*	Axcelis Technologies Inc.	25,136	1,016
*	Squarespace Inc. Class A	16,772	996
*,1	Ouster Inc.	78,051	975
*	ePlus Inc.	10,791	935
*	Agilysys Inc.	16,389	932
*	Veeco Instruments Inc.	38,600	928
	CTS Corp.	24,932	926
*	Ping Identity Holding Corp.	39,619	907
*	Telos Corp.	26,542	903
*	Model N Inc.	26,218	898
*,1	Aeva Technologies Inc.	84,835	897
*	Upland Software Inc.	21,216	873
*	Qualtrics International Inc. Class A	22,220	850
	Benchmark Electronics Inc.	29,550	841
*	CEVA Inc.	17,776	841
*	Groupon Inc. Class A	19,066	823
*	Diebold Nixdorf Inc.	63,981	822
*,1	Olo Inc. Class A	21,817	816
*	Confluent Inc. Class A	16,948	805
*	Parsons Corp.	19,217	756
*	Impinj Inc.	14,190	732
*	DigitalOcean Holdings Inc.	13,064	726
*	Mediaalpha Inc. Class A	16,954	714
	Ebix Inc.	21,006	712
*	Photronics Inc.	53,228	703
	Simulations Plus Inc.	12,769	701
*	OneSpan Inc.	26,626	680
	QAD Inc. Class A	7,587	660
*	Rackspace Technology Inc.	32,947	646
*	Mitek Systems Inc.	32,431	625
*	SMART Global Holdings Inc.	12,433	593
*	Tucows Inc. Class A	7,256	583
*	ScanSource Inc.	20,342	572
*	Alpha & Omega Semiconductor Ltd.	18,447	561
*	Datto Holding Corp.	20,056	558
*	ChannelAdvisor Corp.	22,222	545
	American Software Inc. Class A	24,530	539
*	PDF Solutions Inc.	27,841	506
*	Kopin Corp.	60,695	496
*	A10 Networks Inc.	43,321	488
*	Cleanspark Inc.	26,714	445
	PC Connection Inc.	9,293	430
*	Kimball Electronics Inc.	18,993	413
*	Digimarc Corp.	12,298	412
*	NeoPhotonics Corp.	39,941	408
*	Brightcove Inc.	28,097	403
*	Veritone Inc.	20,183	398
*	TrueCar Inc.	69,175	391
*	ON24 Inc.	10,988	390
*	EverQuote Inc. Class A	11,800	386
*	Zix Corp.	50,987	359
*	Benefitfocus Inc.	25,408	358
*	AXT Inc.	31,140	342
		Shares	Market Value• ($000)
	Hackett Group Inc.	18,898	341
*,1	Atomera Inc.	15,733	337
*	Grid Dynamics Holdings Inc.	20,581	309
*	Limelight Networks Inc.	97,550	307
*	EMCORE Corp.	33,037	305
*	GTY Technologies Holdings Inc.	42,017	299
*	Vertex Inc. Class A	13,175	289
*	DSP Group Inc.	18,934	280
*	Sprinklr Inc. Class A	13,269	273
	NVE Corp.	3,600	267
	QAD Inc. Class B	3,097	267
*	Identiv Inc.	15,541	264
*	Quantum Corp.	37,265	257
*	Viant Technology Inc. Class A	8,483	253
*	KnowBe4 Inc. Class A	7,898	247
*	comScore Inc.	46,679	233
*	CyberOptics Corp.	5,602	229
*	VirnetX Holding Corp.	53,507	228
*	Intelligent Systems Corp.	6,933	218
*	Daktronics Inc.	32,859	217
*,1	PubMatic Inc. Class A	5,282	206
*	SEMrush Holdings Inc. Class A	8,566	197
*	Zedge Inc. Class B	10,242	189
*	SharpSpring Inc.	10,472	177
*	eMagin Corp.	50,679	176
*	SkyWater Technology Inc.	6,058	174
*,1	Verb Technology Co. Inc.	80,645	165
*	eGain Corp.	14,040	161
*	Immersion Corp.	18,110	159
*	Nuvve Holding Corp.	11,466	158
*	Synchronoss Technologies Inc.	42,759	154
*	Zeta Global Holdings Corp. Class A	18,165	153
*	Smith Micro Software Inc.	27,361	143
*	Computer Task Group Inc.	14,832	143
*	UiPath Inc. Class A	2,104	143
*	SecureWorks Corp. Class A	7,362	136
*	Rimini Street Inc.	21,645	133
*	Waitr Holdings Inc.	72,347	129
*	Intevac Inc.	18,754	126
*	Pixelworks Inc.	36,496	124
*	Intellicheck Inc.	14,706	123
*,1	Remark Holdings Inc.	64,944	121
*	Everspin Technologies Inc.	17,825	115
*	Innodata Inc.	16,482	115
*	Asure Software Inc.	12,707	113
*	Red Violet Inc.	4,574	108
*	Intrusion Inc.	6,811	105
*	inTEST Corp.	6,184	104
*	Flux Power Holdings Inc.	8,489	99
*	Astronova Inc.	6,757	94
	Richardson Electronics Ltd.	11,184	93
*,1	Inpixon	77,520	91

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	GSI Technology Inc.	15,882	89
*	Super League Gaming Inc.	16,393	88
*	QuickLogic Corp.	11,891	86
*	AudioEye Inc.	5,086	85
*	IEC Electronics Corp.	7,911	83
*	Inuvo Inc.	84,564	82
*	Steel Connect Inc.	40,391	81
*	Issuer Direct Corp.	2,964	80
*,1	Exela Technologies Inc.	33,597	80
*	TransAct Technologies Inc.	5,596	77
*	WidePoint Corp.	10,057	73
*	Research Frontiers Inc.	30,521	72
*,1	Akerna Corp.	17,668	71
*	Boxlight Corp. Class A	28,991	70
*	Kubient Inc.	12,180	70
*	One Stop Systems Inc.	11,905	69
*	Park City Group Inc.	12,115	67
*,1	Support.com Inc.	15,883	61
*	Key Tronic Corp.	8,842	58
*	Amtech Systems Inc.	5,730	55
*	Aehr Test Systems	20,030	55
*	Data I/O Corp.	8,084	55
*	Mastech Digital Inc.	3,641	54
*	NXT-ID Inc.	57,803	51
*	SeaChange International Inc.	39,652	51
*	Phunware Inc.	36,747	51
*	Oblong Inc.	14,659	50
*	CSP Inc.	4,375	47
*	NetSol Technologies Inc.	9,164	43
*	Sentinelone Inc. Class A	997	42
*	RealNetworks Inc.	17,584	41
*	Clear Secure Inc. Class A	1,001	40
*	Qumu Corp.	12,516	36
*	CVD Equipment Corp.	7,295	33
*	1stdibs.com Inc.	711	25
*	DoubleVerify Holdings Inc.	398	17
*	Xometry Inc. Class A	101	9
*	Alkami Technology Inc.	100	4
*	Procore Technologies Inc.	40	4
			9,589,037
Telecommunications (3.0%)
	Comcast Corp. Class A	3,658,439	208,604
	Verizon Communications Inc.	3,138,922	175,874
	AT&T Inc.	5,698,269	163,996
	Cisco Systems Inc.	3,026,630	160,411
*	Charter Communications Inc. Class A	97,869	70,608
*	T-Mobile US Inc.	448,025	64,887
*	Roku Inc.	91,884	42,198
	Motorola Solutions Inc.	135,544	29,393
*	Liberty Broadband Corp. Class C	107,597	18,685
*	Arista Networks Inc.	45,760	16,579
	Lumen Technologies Inc.	878,969	11,945
	Cable One Inc.	4,320	8,263
		Shares	Market Value• ($000)
*	DISH Network Corp. Class A	195,454	8,170
	Juniper Networks Inc.	262,982	7,193
*	Ciena Corp.	124,168	7,064
*	Altice USA Inc. Class A	175,559	5,994
*	Liberty Broadband Corp. Class A	33,871	5,696
*	Lumentum Holdings Inc.	61,406	5,037
*	Iridium Communications Inc.	96,557	3,861
*	Comm Scope Holding Co. Inc.	161,523	3,442
*	Viavi Solutions Inc.	177,712	3,138
*,1	fuboTV Inc.	95,591	3,069
*	Vonage Holdings Corp.	191,159	2,755
*	ViaSat Inc.	54,548	2,719
	Cogent Communications Holdings Inc.	34,256	2,634
*	8x8 Inc.	84,964	2,359
*	Calix Inc.	42,951	2,040
	Shenandoah Telecommunications Co.	38,755	1,880
	Telephone and Data Systems Inc.	78,514	1,779
	InterDigital Inc.	24,038	1,755
	Ubiquiti Inc.	5,103	1,593
*	Infinera Corp.	139,978	1,428
*	Plantronics Inc.	29,560	1,234
*	Extreme Networks Inc.	103,804	1,158
*	Vocera Communications Inc.	25,729	1,025
*,1	Globalstar Inc.	571,290	1,017
*	NETGEAR Inc.	24,720	947
*	WideOpenWest Inc.	41,722	864
*	EchoStar Corp. Class A	33,125	805
	ADTRAN Inc.	37,936	783
*	Inseego Corp.	69,496	701
*	IDT Corp. Class B	18,314	677
*	ORBCOMM Inc.	58,498	658
*	Harmonic Inc.	74,523	635
*	Cincinnati Bell Inc.	37,162	573
*	Consolidated Communications Holdings Inc.	61,520	541
*	Anterix Inc.	8,706	522
	Comtech Telecommunications Corp.	20,974	507
*	Digi International Inc.	23,507	473
	ATN International Inc.	9,274	422
*	Cambium Networks Corp.	8,665	419
*	AST SpaceMobile Inc.	32,253	417
*	CalAmp Corp.	31,926	406
	Loral Space & Communications Inc.	10,412	405
*	Gogo Inc.	34,343	391
*	Ribbon Communications Inc.	51,279	390
*	Clearfield Inc.	10,118	379
*	Akoustis Technologies Inc.	34,010	364
*	U.S. Cellular Corp.	9,900	359
*	Ooma Inc.	15,836	299
*	Aviat Networks Inc.	9,063	297

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	DZS Inc.	13,911	289
*	Airgain Inc.	10,184	210
*	Hemisphere Media Group Inc. Class A	16,938	200
*	Casa Systems Inc.	21,249	188
*	KVH Industries Inc.	15,289	188
*	Powerfleet Inc.	26,138	188
*	Alaska Communications Systems Group Inc.	53,585	178
*	Applied Optoelectronics Inc.	17,785	151
*	Genasys Inc.	27,518	151
*	Resonant Inc.	45,116	145
	Bel Fuse Inc. Class B	7,486	108
*	Lantronix Inc.	20,747	107
*	PCTEL Inc.	16,184	106
*	Franklin Wireless Corp.	11,013	101
	Spok Holdings Inc.	10,363	100
*	Vislink Technologies Inc.	33,062	94
*,1	GTT Communications Inc.	30,670	75
	Network-1 Technologies Inc.	15,271	50
	Bel Fuse Inc. Class A	1,376	20
			1,065,366
Utilities (2.6%)
	NextEra Energy Inc.	1,565,928	114,751
	Duke Energy Corp.	614,578	60,671
	Southern Co.	847,094	51,258
	Dominion Energy Inc.	645,667	47,502
	Waste Management Inc.	336,603	47,161
	Exelon Corp.	780,093	34,566
	American Electric Power Co. Inc.	399,340	33,780
	Sempra Energy	238,682	31,621
	Xcel Energy Inc.	430,689	28,374
	Waste Connections Inc. (XTSE)	208,831	24,941
	Public Service Enterprise Group Inc.	406,081	24,259
	WEC Energy Group Inc.	252,428	22,453
	American Water Works Co. Inc.	145,383	22,408
	Eversource Energy	274,960	22,063
	DTE Energy Co.	153,934	19,950
	Consolidated Edison Inc.	277,559	19,907
	Republic Services Inc. Class A	165,908	18,252
	Edison International	302,805	17,508
	PPL Corp.	585,937	16,389
	FirstEnergy Corp.	434,494	16,168
	Entergy Corp.	160,146	15,967
	Ameren Corp.	197,207	15,784
	CMS Energy Corp.	234,146	13,833
	AES Corp.	530,006	13,817
*	PG&E Corp.	1,189,152	12,094
	Alliant Energy Corp.	201,035	11,210
	CenterPoint Energy Inc.	455,632	11,172
	Evergy Inc.	182,017	10,999
	Atmos Energy Corp.	103,894	9,985
	Essential Utilities Inc.	197,393	9,021
*	Sunrun Inc.	154,375	8,611
	NRG Energy Inc.	195,010	7,859
		Shares	Market Value• ($000)
	UGI Corp.	168,183	7,789
	NiSource Inc.	313,017	7,669
	Pinnacle West Capital Corp.	90,656	7,431
	Vistra Corp.	387,586	7,190
	OGE Energy Corp.	159,420	5,364
*	Stericycle Inc.	73,192	5,237
	IDACORP Inc.	40,851	3,983
	National Fuel Gas Co.	73,916	3,862
*	Clean Harbors Inc.	39,284	3,659
	PNM Resources Inc.	68,877	3,359
	Hawaiian Electric Industries Inc.	78,553	3,321
*	Evoqua Water Technologies Corp.	97,562	3,296
	Black Hills Corp.	48,478	3,182
	Portland General Electric Co.	68,851	3,173
	ONE Gas Inc.	41,947	3,109
	New Jersey Resources Corp.	77,416	3,063
	Avangrid Inc.	57,456	2,955
	Southwest Gas Holdings Inc.	44,454	2,942
	ALLETE Inc.	40,341	2,823
	Spire Inc.	38,896	2,811
	NorthWestern Corp.	42,444	2,556
*	Casella Waste Systems Inc. Class A	40,234	2,552
*	Sunnova Energy International Inc.	66,967	2,522
	Ormat Technologies Inc. (XNYS)	35,906	2,497
	Avista Corp.	57,507	2,454
	American States Water Co.	30,331	2,413
	South Jersey Industries Inc.	87,990	2,282
	MGE Energy Inc.	29,348	2,185
	California Water Service Group	37,580	2,087
	Covanta Holding Corp.	95,067	1,674
	Chesapeake Utilities Corp.	13,502	1,625
	SJW Group	22,882	1,448
	Clearway Energy Inc. Class C	50,083	1,326
*	Harsco Corp.	62,068	1,267
	Middlesex Water Co.	13,800	1,128
	Northwest Natural Holding Co.	21,391	1,123
	Clearway Energy Inc. Class A	40,968	1,033
*	U.S. Ecology Inc.	24,740	928
	Unitil Corp.	12,578	666
	York Water Co.	11,577	524
*	Heritage-Crystal Clean Inc.	15,397	457
*	Vertex Energy Inc.	31,600	418
	Artesian Resources Corp. Class A	7,562	278
*	Pure Cycle Corp.	16,672	230
*	Cadiz Inc.	16,180	220
	Global Water Resources Inc.	9,516	163
	RGC Resources Inc.	6,282	158
*	Sharps Compliance Corp.	13,484	139

Institutional Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aqua Metals Inc.	44,392	133
	Spark Energy Inc. Class A	10,830	123
*	Advanced Emissions Solutions Inc.	16,504	122
	Genie Energy Ltd. Class B	14,713	93
*	Perma-Fix Environmental Services Inc.	9,152	65
*	Charah Solutions Inc.	11,840	60
*	Quest Resource Holding Corp.	7,047	45
			937,546
Total Common Stocks (Cost $13,093,964)			35,399,964
		Face Amount ($000)
Corporate Bonds (0.0%)
	GAMCO Investors Inc. 4.000%, 9/15/21 (Cost $9)	9,000	9
		Shares
Preferred Stock (0.0%)
*	Air T Funding Pfd. 8.000%, 6/7/49 (Cost $4)	165	4
		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 0.056% (Cost $244,950)	2,449,750	244,975
Total Investments (100.2%) (Cost $13,338,927)			35,644,952
Other Assets and Liabilities—Net (-0.2%)			(56,759)
Net Assets (100%)			35,588,193
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $102,783,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $2,242,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $108,754,000 was received for securities on loan, of which $96,366,000 is held in Vanguard Market Liquidity Fund and $12,388,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	125	14,424	(143)
E-mini S&P 500 Index	September 2021	811	173,903	1,979
E-mini S&P Mid-Cap 400 Index	September 2021	30	8,077	(161)
				1,675

Institutional Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $13,093,977)	35,399,977
Affiliated Issuers (Cost $244,950)	244,975
Total Investments in Securities	35,644,952
Investment in Vanguard	1,225
Cash	12,388
Cash Collateral Pledged—Futures Contracts	9,418
Receivables for Investment Securities Sold	25,563
Receivables for Accrued Income	23,223
Receivables for Capital Shares Issued	11,909
Variation Margin Receivable—Futures Contracts	266
Total Assets	35,728,944
Liabilities
Due to Custodian	19,317
Payables for Investment Securities Purchased	5,119
Collateral for Securities on Loan	108,754
Payables for Capital Shares Redeemed	7,267
Payables to Vanguard	294
Total Liabilities	140,751
Net Assets	35,588,193
At June 30, 2021, net assets consisted of:

Paid-in Capital	11,966,691
Total Distributable Earnings (Loss)	23,621,502
Net Assets	35,588,193

Institutional Shares—Net Assets
Applicable to 8,727,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	739,554
Net Asset Value Per Share—Institutional Shares	$84.74

Institutional Plus Shares—Net Assets
Applicable to 411,380,525 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,848,639
Net Asset Value Per Share—Institutional Plus Shares	$84.71

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	213,839
Interest[1]	46
Securities Lending—Net	2,463
Total Income	216,348
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,263
Management and Administrative—Institutional Shares	60
Management and Administrative—Institutional Plus Shares	1,694
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	160
Custodian Fees	151
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—Institutional Plus Shares	101
Trustees’ Fees and Expenses	4
Total Expenses	3,449
Net Investment Income	212,899
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,317,760
Futures Contracts	25,395
Realized Net Gain (Loss)	1,343,155
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,325,435
Futures Contracts	(1,173)
Change in Unrealized Appreciation (Depreciation)	3,324,262
Net Increase (Decrease) in Net Assets Resulting from Operations	4,880,316
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $46,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $392,277,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,899	643,942
Realized Net Gain (Loss)	1,343,155	8,850,195
Change in Unrealized Appreciation (Depreciation)	3,324,262	(2,905,850)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,880,316	6,588,287
Distributions
Institutional Shares	(4,323)	(35,557)
Institutional Plus Shares	(212,536)	(1,661,023)
Return of Capital
Institutional Shares	—	(41,549)
Institutional Plus Shares	—	(1,940,947)
Total Distributions	(216,859)	(3,679,076)
Capital Share Transactions
Institutional Shares	(41,282)	(130,393)
Institutional Plus Shares	(1,803,398)	(11,368,319)
Net Increase (Decrease) from Capital Share Transactions	(1,844,680)	(11,498,712)
Total Increase (Decrease)	2,818,777	(8,589,501)
Net Assets
Beginning of Period	32,769,416	41,358,917
End of Period	35,588,193	32,769,416

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$73.97	$68.66	$54.09	$59.47	$50.34	$45.94
Investment Operations
Net Investment Income	.490[1]	1.171[1]	1.182[1]	1.178[1]	1.013[1]	1.009
Net Realized and Unrealized Gain (Loss) on Investments	10.780	12.690	15.381	(4.186)	9.542	4.789
Total from Investment Operations	11.270	13.861	16.563	(3.008)	10.555	5.798
Distributions
Dividends from Net Investment Income	(.500)	(1.325)	(1.245)	(1.185)	(1.025)	(1.016)
Distributions from Realized Capital Gains	—	(2.541)	(.748)	(1.187)	(.400)	(.382)
Distributions from Return of Capital	—	(4.685)	—	—	—	—
Total Distributions	(.500)	(8.551)	(1.993)	(2.372)	(1.425)	(1.398)
Net Asset Value, End of Period	$84.74	$73.97	$68.66	$54.09	$59.47	$50.34
Total Return	15.28%	20.99%	30.86%	-5.15%	21.13%	12.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$740	$682	$722	$494	$692	$664
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.72%	1.87%	1.94%	1.85%	2.08%
Portfolio Turnover Rate[2]	3%	11%	5%	7%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$73.96	$68.66	$54.09	$59.47	$50.35	$45.95
Investment Operations
Net Investment Income	.492[1]	1.143[1]	1.182[1]	1.191[1]	1.028[1]	1.021
Net Realized and Unrealized Gain (Loss) on Investments	10.761	12.715	15.387	(4.193)	9.528	4.788
Total from Investment Operations	11.253	13.858	16.569	(3.002)	10.556	5.809
Distributions
Dividends from Net Investment Income	(.503)	(1.326)	(1.251)	(1.191)	(1.036)	(1.027)
Distributions from Realized Capital Gains	—	(2.543)	(.748)	(1.187)	(.400)	(.382)
Distributions from Return of Capital	—	(4.689)	—	—	—	—
Total Distributions	(.503)	(8.558)	(1.999)	(2.378)	(1.436)	(1.409)
Net Asset Value, End of Period	$84.71	$73.96	$68.66	$54.09	$59.47	$50.35
Total Return	15.26%	20.99%	30.88%	-5.14%	21.13%	12.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,849	$32,088	$40,637	$33,250	$42,862	$36,648
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.69%	1.88%	1.95%	1.87%	2.10%
Portfolio Turnover Rate[2]	3%	11%	5%	7%	7%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Institutional Total Stock Market Index Fund Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Total Stock Market Index Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes. The portion of distributions that exceed a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Institutional Total Stock Market Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the fund had contributed to Vanguard capital in the amount of $1,225,000, representing less than 0.01% of the fund’s net assets and 0.49% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Institutional Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	35,399,468	55	441	35,399,964
Corporate Bonds	—	9	—	9
Preferred Stock	4	—	—	4
Temporary Cash Investments	244,975	—	—	244,975
Total	35,644,447	64	441	35,644,952
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,979	—	—	1,979
Liabilities
Futures Contracts[1]	304	—	—	304
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,354,976
Gross Unrealized Appreciation	23,107,295
Gross Unrealized Depreciation	(815,645)
Net Unrealized Appreciation (Depreciation)	22,291,650
E.	During the six months ended June 30, 2021, the fund purchased $978,407,000 of investment securities and sold $2,139,568,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $548,868,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Institutional Total Stock Market Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	92,398	1,189	206,134	3,340
Issued in Lieu of Cash Distributions	3,105	39	55,101	785
Redeemed	(136,785)	(1,715)	(391,628)	(5,419)
Net Increase (Decrease)—Institutional Shares	(41,282)	(487)	(130,393)	(1,294)
Institutional Plus Shares
Issued	2,159,093	26,648	5,537,354	86,814
Issued in Lieu of Cash Distributions	198,874	2,485	3,379,392	48,473
Redeemed	(4,161,365)	(51,600)	(20,285,065)	(293,331)
Net Increase (Decrease)—Institutional Plus Shares	(1,803,398)	(22,467)	(11,368,319)	(158,044)
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Institutional Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund and its shareholders benefit from economies of scale, with the cost to shareholders declining as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Institutional Index Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Institutional Total Stock Market Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q8712 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD INSTiTUTIONAL INDEX FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.